JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares (000)	Value (000)
COMMON STOCKS — 37.8%
Australia — 0.8%
Adelaide Brighton Ltd.	686	1,657
AGL Energy Ltd.	416	5,517
Alumina Ltd.	1,317	1,897
APA Group	263	1,974
Atlas Arteria Ltd.	251	1,351
AusNet Services	707	833
Bank of Queensland Ltd.	470	2,391
BHP Group plc	125	2,714
CSR Ltd.	424	1,360
Dexus, REIT	1,567	13,223
Goodman Group, REIT	1,495	14,803
IOOF Holdings Ltd.	356	1,855
Mirvac Group, REIT	6,923	15,618
Rio Tinto plc	626	33,454
Sonic Healthcare Ltd.	65	1,370
Spark Infrastructure Group	667	976
Sydney Airport	462	2,569
Transurban Group	285	2,973
Wesfarmers Ltd.	105	3,149
Woodside Petroleum Ltd.	86	1,981

		111,665

Austria — 0.2%
Erste Group Bank AG*	413	15,155
OMV AG	48	2,401
Raiffeisen Bank International AG	86	1,970
Verbund AG	26	1,353

		20,879

Belgium — 0.2%
Ageas	42	2,294
KBC Group NV	48	3,513
Proximus SADP	103	2,941
Shurgard Self Storage SA	258	9,393
Telenet Group Holding NV(a)	39	1,821
Warehouses De Pauw CVA, REIT, CVA	437	12,485

		32,447

Brazil — 0.3%
Ambev SA, ADR*	3,486	14,502
BB Seguridade Participacoes SA	1,398	11,358
Itau Unibanco Holding SA (Preference)	1,783	13,596

		39,456

Canada — 1.0%
Advanz Pharma Corp. Ltd.*	15	98
Advanz Pharma Corp. Ltd.*	159	970
Algonquin Power & Utilities Corp.	134	2,054
Allied Properties, REIT	447	18,647
AltaGas Ltd.	101	1,632
Atco Ltd., Class I	21	836
BCE, Inc.	58	2,743
Canadian Apartment Properties, REIT	327	13,983
Canadian Imperial Bank of Commerce	23	1,905
Canadian Utilities Ltd., Class A	140	4,288
Capital Power Corp.	36	978
Emera, Inc.	69	3,078
Enbridge, Inc.	76	3,097
Fortis, Inc.	142	6,173
Great-West Lifeco, Inc.	42	1,091
Hydro One Ltd.(b)	245	4,971
IGM Financial, Inc.	47	1,365
Inter Pipeline Ltd.	171	2,841
Northland Power, Inc.	65	1,468
Nutrien Ltd.	49	2,071
Pembina Pipeline Corp.	71	2,730
Power Corp. of Canada	124	3,082
Power Financial Corp.	114	2,965
Rogers Communications, Inc., Class B	26	1,313
Shaw Communications, Inc., Class B	132	2,587
Superior Plus Corp.	62	541
TC Energy Corp.	600	32,893
TELUS Corp.	72	2,889
Thomson Reuters Corp.	40	3,218
Toronto-Dominion Bank (The)	120	6,620

		133,127

Cayman Islands — 0.0%(c)
Telford Offshore Holdings Ltd.*‡	58	22

Chile — 0.0%(c)
Banco Santander Chile, ADR	157	3,147

China — 1.4%
China Construction Bank Corp., Class H	29,709	22,506
China Life Insurance Co. Ltd., Class H	2,247	5,366
China Mobile Ltd.	1,272	10,451
China Overseas Land & Investment Ltd.	5,854	18,817
China Pacific Insurance Group Co. Ltd., Class H	2,891	9,642
China Petroleum & Chemical Corp., Class H	20,280	10,680
CNOOC Ltd.	5,940	8,892
Fuyao Glass Industry Group Co. Ltd., Class A	2,628	9,034
Fuyao Glass Industry Group Co. Ltd., Class H(b)	233	667
Guangdong Investment Ltd.	2,696	5,472
Huayu Automotive Systems Co. Ltd., Class A	2,156	8,066
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	3,687	15,702
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	992	14,712
Joyoung Co. Ltd., Class A	753	2,834
Midea Group Co. Ltd., Class A	2,503	18,816
Ping An Insurance Group Co. of China Ltd., Class H	2,495	28,213
SAIC Motor Corp. Ltd., Class A	992	3,127

		192,997

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares (000)	Value (000)
Czech Republic — 0.1%
Komercni banka A/S	216	7,419
Moneta Money Bank A/S(b)	522	1,906

		9,325

Denmark — 0.0%(c)
Pandora A/S	51	2,645

Finland — 0.2%
Elisa OYJ	47	2,837
Fortum OYJ	359	8,690
Kone OYJ, Class B	45	2,936
Metso OYJ	56	2,003
Neste OYJ	83	3,301
Nordea Bank Abp	559	4,411
Orion OYJ, Class B	76	3,579
UPM-Kymmene OYJ	95	3,006
Wartsila OYJ Abp	119	1,462

		32,225

France — 2.0%
Aeroports de Paris	8	1,565
Airbus SE	89	13,039
Airbus SE	6	827
Alstom SA	17	919
Amundi SA(b)	43	3,455
Atos SE	24	1,973
AXA SA	226	6,018
BNP Paribas SA	120	6,394
Bouygues SA	79	3,109
Casino Guichard Perrachon SA(a)	43	1,768
Cie de Saint-Gobain	64	2,417
Cie Generale des Etablissements Michelin SCA	31	3,652
CNP Assurances	132	2,373
Covivio, REIT	175	20,802
Credit Agricole SA	236	3,192
Eiffage SA	25	2,944
Electricite de France SA	290	3,579
Engie SA	641	11,036
Eutelsat Communications SA	126	1,886
Gecina SA, REIT	21	4,034
ICADE, REIT	24	2,730
LVMH Moet Hennessy Louis Vuitton SE	19	8,079
Natixis SA	579	2,445
Orange SA	278	3,929
Peugeot SA	125	2,581
Publicis Groupe SA	60	2,667
Rexel SA	121	1,450
Rubis SCA	22	1,340
Sanofi	199	19,195
Schneider Electric SE	374	37,319
SCOR SE	59	2,514
Societe Generale SA	228	7,362
Suez	360	5,913
TOTAL SA	643	31,297
Unibail-Rodamco-Westfield, REIT	25	3,363
Valeo SA	70	2,067
Veolia Environnement SA	268	7,915
Vinci SA	406	45,010

		282,158

Germany — 1.2%
Allianz SE (Registered)	186	44,443
Aroundtown SA	1,274	12,063
BASF SE	94	6,312
Bayer AG (Registered)	121	9,706
Bayerische Motoren Werke AG	52	3,683
Deutsche Lufthansa AG (Registered)	146	2,228
Deutsche Post AG (Registered)	106	3,687
Deutsche Telekom AG (Registered)	353	5,717
E.ON SE	644	7,292
Evonik Industries AG	89	2,434
Fraport AG Frankfurt Airport Services Worldwide	16	1,202
Hannover Rueck SE	14	2,801
HeidelbergCement AG	41	2,738
HOCHTIEF AG	19	2,249
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	45	13,323
Porsche Automobil Holding SE (Preference)	39	2,631
ProSiebenSat.1 Media SE	175	2,328
RWE AG	240	8,321
Telefonica Deutschland Holding AG	1,733	5,252
TUI AG	246	2,523
Uniper SE	56	1,844
Volkswagen AG (Preference)	55	9,849
Vonovia SE	304	17,374

		170,000

Hong Kong — 0.5%
CK Infrastructure Holdings Ltd.	269	1,873
CLP Holdings Ltd.	286	2,969
Hang Seng Bank Ltd.	613	12,399
HKT Trust & HKT Ltd.	11,958	17,850
Hong Kong & China Gas Co. Ltd.	1,567	2,999
Hong Kong Exchanges & Clearing Ltd.	374	12,279
Power Assets Holdings Ltd.	413	2,978
Sun Hung Kai Properties Ltd.	641	8,929
VTech Holdings Ltd.	118	1,070
WH Group Ltd.(b)	7,027	6,613
Yue Yuen Industrial Holdings Ltd.	648	1,800

		71,759

Hungary — 0.1%
OTP Bank Nyrt.	412	19,080

India — 0.4%
Coal India Ltd.	886	2,248
Infosys Ltd., ADR	1,103	12,092
ITC Ltd.	3,405	11,209
Tata Consultancy Services Ltd.	997	29,056

		54,605

Indonesia — 0.2%
Bank Rakyat Indonesia Persero Tbk. PT	39,371	12,799
Telekomunikasi Indonesia Persero Tbk. PT	58,349	16,185

		28,984

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares (000)	Value (000)
Ireland — 0.0%(c)
Bank of Ireland Group plc	493	2,402
Smurfit Kappa Group plc	80	2,780

		5,182

Italy — 0.6%
A2A SpA	1,198	2,393
Assicurazioni Generali SpA	216	4,215
Atlantia SpA	131	3,203
Enel SpA	3,848	33,536
Eni SpA	154	2,163
ERG SpA	28	669
FinecoBank Banca Fineco SpA	741	8,673
Hera SpA	360	1,637
Intesa Sanpaolo SpA	3,080	7,651
Iren SpA	232	772
Italgas SpA	280	1,862
Mediobanca Banca di Credito Finanziario SpA	234	2,337
Poste Italiane SpA(b)	207	2,370
Snam SpA	1,261	6,760
Telecom Italia SpA	4,132	2,172
Terna Rete Elettrica Nazionale SpA	836	5,831
UniCredit SpA	310	4,138

		90,382

Japan — 1.2%
Aozora Bank Ltd.	111	3,002
Chubu Electric Power Co., Inc.	204	2,773
Chugoku Electric Power Co., Inc. (The)	147	1,939
Electric Power Development Co. Ltd.	65	1,470
FANUC Corp.	16	2,987
Hokkaido Electric Power Co., Inc.	161	756
Invesco Office J-Reit, Inc., REIT	52	11,172
Japan Airlines Co. Ltd.	46	1,283
Japan Hotel REIT Investment Corp., REIT	16	10,509
Japan Post Holdings Co. Ltd.	60	549
Japan Tobacco, Inc.	83	1,751
JFE Holdings, Inc.	219	2,595
JXTG Holdings, Inc.	603	2,565
Kamigumi Co. Ltd.	47	1,011
Kansai Electric Power Co., Inc. (The)	483	5,421
KDDI Corp.	88	2,659
Kenedix Office Investment Corp., REIT	2	12,282
Kenedix Retail REIT Corp., REIT	2	4,968
Kyushu Electric Power Co., Inc.	242	1,993
Lawson, Inc.	50	2,877
Matsui Securities Co. Ltd.	200	1,631
Miraca Holdings, Inc.	61	1,590
Mitsubishi Chemical Holdings Corp.	78	563
Mitsubishi Logistics Corp.	38	968
Mitsui Fudosan Co. Ltd.	283	7,493
Mitsui Fudosan Logistics Park, Inc., REIT	1	7,224
Nippon Accommodations Fund, Inc., REIT	2	11,645
Nippon Prologis REIT, Inc., REIT	4	11,732
Nissan Motor Co. Ltd.	404	2,192
NTT DOCOMO, Inc.	115	3,265
Otsuka Corp.	149	5,798
Shikoku Electric Power Co., Inc.	89	755
Takeda Pharmaceutical Co. Ltd.	33	1,248
Tohoku Electric Power Co., Inc.	435	4,076
Tokio Marine Holdings, Inc.	318	17,234
Tokyo Electron Ltd.	15	3,299
Toyota Motor Corp.	280	19,447

		174,722

Macau — 0.1%
Sands China Ltd.	2,501	12,062

Mexico — 0.4%
Bolsa Mexicana de Valores SAB de CV	1,340	3,119
Fibra Uno Administracion SA de CV, REIT	5,241	8,613
Grupo Financiero Banorte SAB de CV, Class O	3,047	18,777
Kimberly-Clark de Mexico SAB de CV, Class A*	4,630	9,578
Wal-Mart de Mexico SAB de CV	5,565	16,283

		56,370

Netherlands — 0.4%
Aegon NV	674	2,728
Akzo Nobel NV	100	9,441
Eurocommercial Properties NV, REIT, CVA	195	4,885
ING Groep NV	455	4,935
Koninklijke Ahold Delhaize NV	149	3,654
Koninklijke KPN NV	993	2,782
NN Group NV	86	2,993
Randstad NV	40	2,320
Royal Dutch Shell plc, Class B	613	16,099

		49,837

New Zealand — 0.0%(c)
Auckland International Airport Ltd.	132	734
Contact Energy Ltd.	391	1,874
Spark New Zealand Ltd.	751	2,248
UCI Holdings LLC*‡	65	1,488

		6,344

Norway — 0.2%
Aker BP ASA	95	2,678
DNB ASA	207	3,616
Equinor ASA	181	3,258
Gjensidige Forsikring ASA	146	3,192
Mowi ASA	117	2,797
Telenor ASA	826	14,926

		30,467

Peru — 0.0%(c)
Southern Copper Corp.	67	2,524

Portugal — 0.1%
EDP — Energias de Portugal SA	1,597	8,011
Galp Energia SGPS SA	169	2,559

		10,570

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares (000)	Value (000)
Russia — 0.5%
Alrosa PJSC	5,291	6,637
Evraz plc	509	2,361
Moscow Exchange MICEX-RTS PJSC	9,484	16,307
Sberbank of Russia PJSC	7,322	28,850
Sberbank of Russia PJSC	1,322	5,211
Severstal PJSC, GDR(b)	222	3,126
Severstal PJSC, GDR(b)	10	147

		62,639

Saudi Arabia — 0.1%
Al Rajhi Bank	874	15,420

Singapore — 0.3%
Ascendas, REIT	6,239	14,364
CapitaLand Commercial Trust, REIT	5,836	8,783
DBS Group Holdings Ltd.	602	11,084
SATS Ltd.	223	742
StarHub Ltd.	870	917

		35,890

South Africa — 0.3%
Absa Group Ltd.	996	9,061
Anglo American plc	180	4,701
AVI Ltd.	863	4,449
Bid Corp. Ltd.	409	9,044
FirstRand Ltd.	1,248	4,784
SPAR Group Ltd. (The)	255	3,254
Vodacom Group Ltd.	787	6,117

		41,410

South Korea — 0.4%
KT&G Corp.	142	11,291
Samsung Electronics Co. Ltd.	744	34,484
Samsung Fire & Marine Insurance Co. Ltd.	23	4,091
SK Telecom Co. Ltd., ADR	247	5,249

		55,115

Spain — 0.9%
Acciona SA	13	1,471
ACS Actividades de Construccion y Servicios SA	68	2,269
Aena SME SA(b)	35	6,534
Atlantica Yield plc	39	1,126
Banco Bilbao Vizcaya Argentaria SA	833	4,313
Banco de Sabadell SA	2,350	2,117
CaixaBank SA	966	2,822
Enagas SA	219	5,911
Endesa SA	233	6,406
Iberdrola SA	3,565	39,005
Iberdrola SA*	63	686
Industria de Diseno Textil SA	566	19,019
Inmobiliaria Colonial Socimi SA, REIT	226	3,030
Mapfre SA	789	2,020
Merlin Properties Socimi SA, REIT	832	11,799
Naturgy Energy Group SA	333	8,771
Red Electrica Corp. SA	298	5,965
Repsol SA	268	3,682
Telefonica SA	636	4,300

		131,246

Sweden — 0.4%
Autoliv, Inc.	29	2,185
Boliden AB*	106	2,515
Electrolux AB, Series B	103	2,453
Hennes & Mauritz AB, Class B	170	3,725
Lundin Petroleum AB	92	2,813
Skandinaviska Enskilda Banken AB, Class A	394	3,894
Skanska AB, Class B	118	2,722
SKF AB, Class B	135	2,467
Svenska Handelsbanken AB, Class A	1,397	13,682
Swedbank AB, Class A	209	3,205
Swedish Match AB	64	3,600
Tele2 AB, Class B	241	3,633
Telia Co. AB	533	2,279
Volvo AB, Class B	426	7,274

		56,447

Switzerland — 1.2%
ABB Ltd. (Registered)	220	5,123
Adecco Group AG (Registered)	47	2,777
Credit Suisse Group AG (Registered)*	354	4,482
Flughafen Zurich AG (Registered)	10	1,668
LafargeHolcim Ltd. (Registered)*	75	3,792
Nestle SA (Registered)	84	9,255
Novartis AG (Registered)	723	68,319
OC Oerlikon Corp. AG (Registered)	260	2,765
Roche Holding AG	128	42,811
Swiss Re AG	163	18,446
UBS Group AG (Registered)*	414	5,144
Zurich Insurance Group AG	15	6,434

		171,016

Taiwan — 1.3%
Asustek Computer, Inc.	805	5,929
Catcher Technology Co. Ltd.	876	6,937
Chicony Electronics Co. Ltd.	841	2,369
Delta Electronics, Inc.	1,417	6,622
MediaTek, Inc.	939	11,881
Mega Financial Holding Co. Ltd.	8,886	9,233
Novatek Microelectronics Corp.	614	4,329
President Chain Store Corp.	592	5,824
Quanta Computer, Inc.	6,679	13,561
Taiwan Mobile Co. Ltd.	2,602	9,217
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,822	98,254
Vanguard International Semiconductor Corp.	3,943	9,714

		183,870

Thailand — 0.1%
Siam Cement PCL (The) (Registered)	776	8,868
Thai Oil PCL	1,675	2,765

		11,633

Turkey — 0.0%(c)
Tupras Turkiye Petrol Rafinerileri A/S	147	2,770

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares (000)	Value (000)
United Arab Emirates — 0.0%(c)
First Abu Dhabi Bank PJSC	1,100	4,614

United Kingdom — 2.2%
3i Group plc	221	3,219
AstraZeneca plc	103	10,118
Aviva plc	684	3,585
BAE Systems plc	371	3,088
Barclays plc	2,299	5,076
Barratt Developments plc	646	6,844
Berkeley Group Holdings plc	39	2,713
BP plc	2,732	16,446
British American Tobacco plc	208	9,156
BT Group plc	1,210	2,571
Centrica plc	5,687	6,371
Diageo plc	330	13,050
Direct Line Insurance Group plc	364	1,623
Drax Group plc	199	714
easyJet plc	136	2,496
Fiat Chrysler Automobiles NV	209	2,718
GlaxoSmithKline plc	571	13,396
GVC Holdings plc	326	3,764
Imperial Brands plc	121	3,111
ITV plc	1,418	2,527
J Sainsbury plc	566	1,510
John Wood Group plc	636	3,150
Land Securities Group plc, REIT	230	2,838
Legal & General Group plc	919	3,698
Lloyds Banking Group plc	7,749	5,785
M&G plc*	930	2,936
Micro Focus International plc	190	2,557
National Grid plc	728	9,671
NewRiver REIT plc, REIT	1,733	4,302
Next plc	42	3,811
Pennon Group plc	124	1,805
Persimmon plc	182	7,312
Prudential plc	1,001	17,804
RELX plc	211	5,587
Safestore Holdings plc, REIT	1,008	10,719
Schroders plc	38	1,598
Segro plc, REIT	1,423	17,093
Severn Trent plc	181	6,180
Signature Aviation plc	284	1,090
SSE plc	557	11,092
Standard Chartered plc	325	2,704
Standard Life Aberdeen plc	770	3,061
Taylor Wimpey plc	4,479	12,722
Tesco plc	1,365	4,441
Tritax Big Box REIT plc, REIT	4,098	7,553
Tritax EuroBox plc(b)	3,225	3,827
UNITE Group plc (The), REIT	736	12,359
United Utilities Group plc	461	6,168
Vodafone Group plc	4,013	7,885
Workspace Group plc, REIT	710	11,400
WPP plc	259	3,217

		308,461

United States — 18.5%
3M Co.	16	2,481
AbbVie, Inc.	150	12,126
Accenture plc, Class A	46	9,436
AES Corp.	314	6,231
AGNC Investment Corp., REIT	162	3,011
Air Products & Chemicals, Inc.	80	19,104
ALLETE, Inc.	30	2,492
Alliant Energy Corp.	40	2,393
Altria Group, Inc.	62	2,970
Ameren Corp.	39	3,196
American Electric Power Co., Inc.	63	6,548
American States Water Co.	23	2,002
American Tower Corp., REIT	62	14,420
Americold Realty Trust, REIT	530	18,283
Amgen, Inc.	13	2,910
Analog Devices, Inc.	205	22,533
Annaly Capital Management, Inc., REIT	294	2,866
Apple, Inc.	46	14,280
Arthur J Gallagher & Co.	106	10,909
AT&T, Inc.	82	3,101
Automatic Data Processing, Inc.	225	38,562
AvalonBay Communities, Inc., REIT	180	38,970
Avangrid, Inc.	115	6,131
Avaya Holdings Corp.*	200	2,557
Avista Corp.	55	2,792
Bank of America Corp.	899	29,518
Battalion Oil Corp.*‡	18	203
Black Hills Corp.	37	3,044
BlackRock, Inc.	18	9,662
Brandywine Realty Trust, REIT	612	9,566
Bristol-Myers Squibb Co.	1,036	65,199
Broadcom, Inc.	10	3,033
Cardinal Health, Inc.	57	2,939
Carnival Corp.	57	2,468
Carnival plc	59	2,430
CenterPoint Energy, Inc.	242	6,412
CenturyLink, Inc.	222	3,038
CF Industries Holdings, Inc.	56	2,268
Chevron Corp.	507	54,335
Chubb Ltd.	74	11,209
Cincinnati Financial Corp.	59	6,238
Citigroup, Inc.	88	6,570
Claire’s Stores, Inc.*‡	4	2,512
Clear Channel Outdoor Holdings, Inc.*	287	784
Clearway Energy, Inc., Class C	69	1,465
CME Group, Inc.	201	43,593
CMS Energy Corp.	270	18,495
CNA Financial Corp.	44	1,972
Coca-Cola Co. (The)	1,631	95,239
Comcast Corp., Class A	1,129	48,760
ConocoPhillips	346	20,586
Consolidated Edison, Inc.	65	6,131
Coty, Inc., Class A	255	2,618
Deere & Co.	75	11,832
Diamondback Energy, Inc.	28	2,052
Digital Realty Trust, Inc., REIT	167	20,594
Dominion Energy, Inc.	78	6,659
Douglas Emmett, Inc., REIT	320	13,279
Dover Corp.	167	19,030

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares (000)	Value (000)
DTE Energy Co.	95	12,584
Duke Energy Corp.	71	6,966
DuPont de Nemours, Inc.	97	4,950
Eastman Chemical Co.	35	2,464
Eaton Corp. plc	309	29,174
Edison International	83	6,349
Eli Lilly & Co.	221	30,873
Emerson Electric Co.	28	2,001
Entergy Corp.	50	6,641
Equinix, Inc., REIT	38	22,276
Equitrans Midstream Corp.	284	2,749
Equity LifeStyle Properties, Inc., REIT	373	27,134
Essex Property Trust, Inc., REIT	103	31,996
Evergy, Inc.	89	6,387
Exelon Corp.	69	3,277
Exxon Mobil Corp.	187	11,616
Federal Realty Investment Trust, REIT	116	14,510
Ferguson plc	41	3,643
Fidelity National Information Services, Inc.	120	17,174
FirstEnergy Corp.	122	6,211
Ford Motor Co.	289	2,547
Gap, Inc. (The)	166	2,888
General Dynamics Corp.	92	16,075
General Motors Co.	72	2,413
Gilead Sciences, Inc.	39	2,461
Goodman Networks, Inc.*‡	53	—	(d)
Hanesbrands, Inc.	120	1,650
Harley-Davidson, Inc.	75	2,492
Hawaiian Electric Industries, Inc.	45	2,217
Healthcare Trust of America, Inc., Class A, REIT	499	15,991
Healthpeak Properties, Inc., REIT	691	24,858
Helmerich & Payne, Inc.	51	2,086
Highwoods Properties, Inc., REIT	253	12,688
Home Depot, Inc. (The)	107	24,391
Honeywell International, Inc.	104	17,999
HP, Inc.	122	2,603
IDACORP, Inc.	27	3,002
iHeartMedia, Inc., Class A*	14	254
Illinois Tool Works, Inc.	37	6,557
International Business Machines Corp.	212	30,412
International Flavors & Fragrances, Inc.	6	748
International Paper Co.	61	2,466
Interpublic Group of Cos., Inc. (The)	66	1,499
Invesco Ltd.	155	2,688
Invitation Homes, Inc., REIT	971	30,569
Iron Mountain, Inc., REIT	451	14,268
Johnson & Johnson	144	21,426
Johnson Controls International plc	42	1,655
Kellogg Co.	47	3,237
KeyCorp	537	10,047
Kilroy Realty Corp., REIT	185	15,241
Kimco Realty Corp., REIT	139	2,654
Kohl’s Corp.	57	2,447
Kraft Heinz Co. (The)	94	2,737
L Brands, Inc.	151	3,508
Las Vegas Sands Corp.	47	3,072
Leggett & Platt, Inc.	20	941
LyondellBasell Industries NV, Class A	31	2,385
M&T Bank Corp.	45	7,613
Macerich Co. (The), REIT	82	1,819
Macquarie Infrastructure Corp.	67	2,944
Macy’s, Inc.	178	2,842
Maxim Integrated Products, Inc.	273	16,415
McDonald’s Corp.	189	40,524
MDU Resources Group, Inc.	198	5,850
Medtronic plc	79	9,115
Merck & Co., Inc.	784	66,964
Microsoft Corp.	184	31,391
Mondelez International, Inc., Class A	324	18,612
Morgan Stanley	195	10,197
National Fuel Gas Co.	62	2,683
National Retail Properties, Inc., REIT	365	20,441
New Jersey Resources Corp.	60	2,471
Newell Brands, Inc.	165	3,229
Newmont Corp.	51	2,282
NextEra Energy, Inc.	171	45,831
Nielsen Holdings plc	134	2,731
NiSource, Inc.	206	6,052
Nordstrom, Inc.	82	3,009
Norfolk Southern Corp.	166	34,471
Northern Trust Corp.	117	11,453
Northwest Natural Holding Co.	16	1,196
NorthWestern Corp.	39	3,011
NRG Energy, Inc.	71	2,634
Nucor Corp.	49	2,325
Occidental Petroleum Corp.	65	2,575
OGE Energy Corp.	67	3,086
Old Republic International Corp.	99	2,234
ONE Gas, Inc.	27	2,535
ONEOK, Inc.	38	2,879
PACCAR, Inc.	19	1,428
Packaging Corp. of America	28	2,646
Park Hotels & Resorts, Inc., REIT	874	19,173
Parker-Hannifin Corp.	73	14,214
Pattern Energy Group, Inc., Class A	87	2,328
Penn Virginia Corp.*	12	250
PepsiCo, Inc.	258	36,652
Pfizer, Inc.	767	28,565
Philip Morris International, Inc.	511	42,246
Pinnacle West Capital Corp.	64	6,234
PNC Financial Services Group, Inc. (The)	143	21,301
PNM Resources, Inc.	50	2,735
Portland General Electric Co.	51	3,111
PPG Industries, Inc.	104	12,473
PPL Corp.	178	6,438
Procter & Gamble Co. (The)	174	21,671
Progressive Corp. (The)	84	6,739
Prologis, Inc., REIT	645	59,918
Prudential Financial, Inc.	170	15,453

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares (000)	Value (000)
Public Service Enterprise Group, Inc.	96	5,693
Public Storage, REIT	151	33,843
QUALCOMM, Inc.	15	1,307
Remington Outdoor Co., Inc.*‡	16	11
Republic Services, Inc.	83	7,890
Rexford Industrial Realty, Inc., REIT	321	15,489
Schlumberger Ltd.	69	2,304
Seagate Technology plc	53	3,043
Simon Property Group, Inc., REIT	17	2,273
South Jersey Industries, Inc.	72	2,212
Southern Co. (The)	102	7,202
Southwest Gas Holdings, Inc.	36	2,739
Spire, Inc.	30	2,489
Steel Dynamics, Inc.	90	2,681
T. Rowe Price Group, Inc.	141	18,866
Tapestry, Inc.	105	2,708
Targa Resources Corp.	75	2,750
TerraForm Power, Inc., Class A	95	1,711
Texas Instruments, Inc.	341	41,166
TJX Cos., Inc. (The)	118	6,966
Travelers Cos., Inc. (The)	111	14,670
Truist Financial Corp.	312	16,089
UGI Corp.	65	2,703
United Parcel Service, Inc., Class B	26	2,689
United Technologies Corp.	101	15,194
UnitedHealth Group, Inc.	123	33,597
US Bancorp	463	24,632
Ventas, Inc., REIT	566	32,777
VEREIT, Inc., REIT	2,425	23,667
Verizon Communications, Inc.	1,405	83,515
VF Corp.	89	7,378
VICI Properties, Inc., REIT	1,582	42,403
Vistra Energy Corp.	145	3,275
Vornado Realty Trust, REIT	269	17,720
WEC Energy Group, Inc.	33	3,334
Weingarten Realty Investors, REIT	381	11,092
Wells Fargo & Co.	354	16,606
Western Digital Corp.	51	3,312
Westrock Co.	72	2,798
Williams Cos., Inc. (The)	96	1,982
WP Carey, Inc., REIT	91	7,625
Xcel Energy, Inc.	799	55,296
Yum! Brands, Inc.	41	4,315

		2,593,185

TOTAL COMMON STOCKS (Cost $4,455,220)		5,316,697

	Principal Amount (000)
CORPORATE BONDS — 32.8%
Argentina — 0.0%(c)
YPF SA
8.50%, 3/23/2021(b)	690	688
8.75%, 4/4/2024(b)	660	638
6.95%, 7/21/2027(b)	2,680	2,289

		3,615

Australia — 0.2%
Australia & New Zealand Banking Group Ltd.
(ICE LIBOR USD 3 Month + 0.32%), 2.22%, 11/9/2020(e)(f)	700	701
(ICE LIBOR USD 3 Month + 0.46%), 2.36%, 5/17/2021(e)(f)	2,210	2,220
(USD ICE Swap Rate 5 Year + 5.17%), 6.75%, 6/15/2026(e)(f)(g)(h)	13,961	16,038
BHP Billiton Finance USA Ltd. (USD Swap Semi 5 Year + 5.09%), 6.75%, 10/19/2075(e)(f)	1,720	2,021
Commonwealth Bank of Australia (ICE LIBOR USD 3 Month + 0.32%), 2.27%, 6/25/2020(e)(f)	540	541
FMG Resources August 2006 Pty. Ltd.
4.75%, 5/15/2022(f)	1,290	1,326
5.13%, 5/15/2024(a)(f)	1,089	1,153
Macquarie Bank Ltd.
(ICE LIBOR USD 3 Month + 0.45%), 2.36%, 8/6/2021(e)(f)	1,000	1,001
(ICE LIBOR USD 3 Month + 0.45%), 2.36%, 11/24/2021(e)(f)	1,100	1,104
National Australia Bank Ltd.
4.38%, 12/10/2020(f)	1,600	1,635
(ICE LIBOR USD 3 Month + 0.71%), 2.61%, 11/4/2021(e)(f)	1,470	1,484
Scentre Group Trust 1
REIT, 2.38%, 4/28/2021(a)(f)	1,060	1,067
Telstra Corp. Ltd. 4.80%, 10/12/2021(f)	1,657	1,738
Westpac Banking Corp.
(ICE LIBOR USD 3 Month + 0.28%), 2.19%, 5/15/2020(e)	388	389
2.65%, 1/25/2021	1,400	1,413

		33,831

Azerbaijan — 0.1%
Southern Gas Corridor CJSC 6.88%, 3/24/2026(b)	950	1,138
State Oil Co. of the Azerbaijan Republic
4.75%, 3/13/2023(b)	1,716	1,811
6.95%, 3/18/2030(b)	2,380	2,948

		5,897

Bahrain — 0.0%(c)
Oil and Gas Holding Co. BSCC (The) 7.50%, 10/25/2027(b)	1,150	1,347

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Belarus — 0.0%(c)
Development Bank of the Republic of Belarus JSC 6.75%, 5/2/2024(f)	750	800

Belgium — 0.0%(c)
Anheuser-Busch InBev Worldwide, Inc.
4.90%, 1/23/2031(a)	2,220	2,705
4.38%, 4/15/2038	1,225	1,419

		4,124

Brazil — 0.1%
Cemig Geracao e Transmissao SA 9.25%, 12/5/2024(b)	1,320	1,545
GTL Trade Finance, Inc. 5.89%, 4/29/2024(b)	496	552
JSL Europe SA 7.75%, 7/26/2024(b)	533	577
MV24 Capital BV 6.75%, 6/1/2034(f)	1,173	1,266
Petrobras Global Finance BV
5.09%, 1/15/2030(f)	692	758
6.90%, 3/19/2049	1,030	1,255
6.85%, 6/5/2115	900	1,074
Suzano Austria GmbH 6.00%, 1/15/2029	1,050	1,186
Votorantim Cimentos International SA 7.25%, 4/5/2041(b)	1,840	2,391

		10,604

Canada — 1.2%
1011778 BC ULC
4.25%, 5/15/2024(f)	8,332	8,509
3.88%, 1/15/2028(f)	3,073	3,093
Advanz Pharma Corp. Ltd. 8.00%, 9/6/2024(a)	2,095	1,990
Alimentation Couche-Tard, Inc.
2.95%, 1/25/2030(f)	390	395
3.80%, 1/25/2050(f)	135	136
ATS Automation Tooling Systems, Inc. 6.50%, 6/15/2023(f)	1,570	1,609
Bank of Montreal (ICE LIBOR USD 3 Month + 0.40%), 2.29%, 9/10/2021(e)	1,950	1,957
Baytex Energy Corp. 8.75%, 4/1/2027(f)	2,925	2,848
Bombardier, Inc.
6.00%, 10/15/2022(f)	2,688	2,634
6.13%, 1/15/2023(f)	3,228	3,186
7.50%, 12/1/2024(f)	3,887	3,770
7.50%, 3/15/2025(f)	6,539	6,278
Calfrac Holdings LP 8.50%, 6/15/2026(f)	1,200	453
Canadian Imperial Bank of Commerce (ICE LIBOR USD 3 Month + 0.79%), 2.61%, 7/22/2023(e)	1,335	1,357
Canadian Natural Resources Ltd. 3.85%, 6/1/2027	1,270	1,359
Emera US Finance LP 3.55%, 6/15/2026	1,290	1,376
Emera, Inc. Series 16-A, (ICE LIBOR USD 3 Month + 5.44%), 6.75%, 6/15/2076(e)	19,025	21,883
Enbridge, Inc.
Series 16-A, (ICE LIBOR USD 3 Month + 3.89%), 6.00%, 1/15/2077(e)	2,730	2,921
(ICE LIBOR USD 3 Month + 3.42%), 5.50%, 7/15/2077(e)	1,918	1,993
(ICE LIBOR USD 3 Month + 3.64%), 6.25%, 3/1/2078(e)	6,659	7,268
Gateway Casinos & Entertainment Ltd. 8.25%, 3/1/2024(f)	5,033	5,243
Hudbay Minerals, Inc.
7.25%, 1/15/2023(f)	1,140	1,160
7.63%, 1/15/2025(a)(f)	825	839
Intertape Polymer Group, Inc. 7.00%, 10/15/2026(f)	1,465	1,549
Kronos Acquisition Holdings, Inc. 9.00%, 8/15/2023(f)	1,913	1,837
MEG Energy Corp.
6.38%, 1/30/2023(f)	5,777	5,845
7.00%, 3/31/2024(f)	1,573	1,585
6.50%, 1/15/2025(a)(f)	4,437	4,648
7.13%, 2/1/2027(f)	5,659	5,604
NOVA Chemicals Corp.
4.88%, 6/1/2024(f)	5,040	5,116
5.00%, 5/1/2025(f)	3,340	3,348
5.25%, 6/1/2027(f)	4,106	4,178
Open Text Corp.
5.63%, 1/15/2023(f)	1,957	1,981
5.88%, 6/1/2026(f)	1,781	1,881
Precision Drilling Corp.
7.75%, 12/15/2023	1,540	1,516
5.25%, 11/15/2024	248	221
7.13%, 1/15/2026(a)(f)	5,484	5,210
Quebecor Media, Inc. 5.75%, 1/15/2023	6,263	6,733
Rogers Communications, Inc. 3.70%, 11/15/2049	685	731
Stars Group Holdings BV 7.00%, 7/15/2026(f)	3,481	3,781
Toronto-Dominion Bank (The) (SOFR + 0.48%), 2.01%, 1/27/2023(e)	1,130	1,131
TransCanada PipeLines Ltd.
9.88%, 1/1/2021	1,236	1,324
4.25%, 5/15/2028(a)	1,215	1,362
Transcanada Trust
Series 16-A, (ICE LIBOR USD 3 Month + 4.64%), 5.87%, 8/15/2076(e)	2,515	2,729

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
(ICE LIBOR USD 3 Month + 4.15%), 5.50%, 9/15/2079(e)	7,332	7,909
Videotron Ltd.
5.38%, 6/15/2024(f)	5,053	5,457
5.13%, 4/15/2027(f)	4,520	4,736

		162,669

Cayman Islands — 0.0%(c)
Bioceanico Sovereign Certificate Ltd. 0.00%, 6/5/2034(f)	420	294
Global Aircraft Leasing Co. Ltd. 6.50% (cash), 9/15/2024(f)(i)	4,990	5,202

		5,496

Chile — 0.1%
Corp. Nacional del Cobre de Chile
3.00%, 9/30/2029(f)	1,990	2,016
4.88%, 11/4/2044(b)	1,700	2,022
4.38%, 2/5/2049(b)	1,430	1,599
3.70%, 1/30/2050(f)	1,400	1,401
Empresa Electrica Angamos SA 4.88%, 5/25/2029(b)	576	605
Empresa Nacional del Petroleo 3.75%, 8/5/2026(b)	1,900	1,979

		9,622

China — 0.0%(c)
China Evergrande Group
7.50%, 6/28/2023(b)	1,550	1,353
8.75%, 6/28/2025(b)	1,600	1,346
Sinopec Group Overseas Development 2018 Ltd.3.68%, 8/8/2049(f)	500	546
State Grid Overseas Investment 2016 Ltd.2.25%, 5/4/2020(f)	360	360

		3,605

Colombia — 0.1%
Ecopetrol SA
5.88%, 9/18/2023	950	1,061
5.38%, 6/26/2026	2,940	3,329
7.38%, 9/18/2043	1,642	2,264
5.88%, 5/28/2045	730	876
Empresas Publicas de Medellin ESP 4.25%, 7/18/2029(b)	1,300	1,353

		8,883

Croatia — 0.0%(c)
Hrvatska Elektroprivreda 5.88%, 10/23/2022(f)	600	659

Denmark — 0.0%(c)
Danske Bank A/S (ICE LIBOR USD 3 Month + 1.59%), 3.24%, 12/20/2025(e)(f)	1,000	1,034

Finland — 0.1%
Nokia OYJ
4.38%, 6/12/2027(a)	1,875	1,978
6.63%, 5/15/2039(a)	1,134	1,378
Nordea Bank Abp
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.11%), 6.63%, 3/26/2026(e)(f)(g)(h)	3,870	4,366

		7,722

France — 0.5%
Altice France SA
7.38%, 5/1/2026(f)	14,428	15,348
8.13%, 2/1/2027(f)	5,809	6,492
Credit Agricole Corporate & Investment Bank SA (ICE LIBOR USD 3 Month + 0.40%), 2.30%, 5/3/2021(e)(f)	1,900	1,903
Credit Agricole SA
4.38%, 3/17/2025(a)(f)	1,000	1,085
(USD Swap Semi 5 Year + 6.19%), 8.12%, 12/23/2025(e)(f)(g)(h)	6,835	8,293
Societe Generale SA
2.63%, 9/16/2020(f)	1,036	1,041
2.50%, 4/8/2021(f)	623	628
(USD Swap Semi 5 Year + 6.24%), 7.38%, 9/13/2021(e)(f)(g)(h)	15,320	16,313
(USD ICE Swap Rate 5 Year + 5.87%), 8.00%, 9/29/2025(e)(f)(g)(h)	8,175	9,718
(USD Swap Semi 5 Year + 3.93%), 6.75%, 4/6/2028(e)(f)(g)(h)	2,035	2,287
WEA Finance LLC REIT, 3.25%, 10/5/2020(f)	1,676	1,690

		64,798

Germany — 0.0%(c)
BMW US Capital LLC (ICE LIBOR USD 3 Month + 0.37%), 2.28%, 8/14/2020(e)(f)	501	502
Daimler Finance North America LLC
(ICE LIBOR USD 3 Month + 0.39%), 2.29%, 5/4/2020(e)(f)	1,220	1,221
2.20%, 5/5/2020(f)	300	300
3.00%, 2/22/2021(f)	269	272
Deutsche Telekom International Finance BV 8.75%, 6/15/2030(j)	1,260	1,901
Volkswagen Group of America Finance LLC 2.50%, 9/24/2021(f)	390	394

		4,590

Guatemala — 0.0%(c)
Energuate Trust 5.88%, 5/3/2027(b)	1,147	1,203

Hong Kong — 0.0%(c)
HPHT Finance 15 Ltd.

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount (000)	Value (000)
2.88%, 3/17/2020(f)		867	868
Melco Resorts Finance Ltd. 5.63%, 7/17/2027(f)		4,614	4,706

			5,574

Hungary — 0.0%(c)
MFB Magyar Fejlesztesi Bank Zrt. 6.25%, 10/21/2020(f)		990	1,020

India — 0.0%(c)
Reliance Holding USA, Inc. 5.40%, 2/14/2022(b)		830	878

Indonesia — 0.1%
Indonesia Asahan Aluminium Persero PT
5.71%, 11/15/2023(f)		990	1,093
6.53%, 11/15/2028(f)		2,600	3,185
6.76%, 11/15/2048(f)		650	836
Minejesa Capital BV 4.63%, 8/10/2030(f)		824	858
Pertamina Persero PT
4.30%, 5/20/2023(b)		1,860	1,962
3.10%, 1/21/2030(f)		2,800	2,809
6.50%, 5/27/2041(b)		580	748
6.00%, 5/3/2042(b)		880	1,084
6.45%, 5/30/2044(b)		1,990	2,576
6.45%, 5/30/2044(f)		1,600	2,071
Perusahaan Listrik Negara PT
4.13%, 5/15/2027(b)		680	723
6.25%, 1/25/2049(b)		810	1,052

			18,997

Ireland — 0.3%
AerCap Global Aviation Trust (ICE LIBOR USD 3 Month + 4.30%), 6.50%, 6/15/2045(e)(f)		3,073	3,419
Allied Irish Banks plc (EUR Swap Annual 5 Year + 7.34%), 7.38%, 12/3/2020(b)(e)(g)(h)	EUR	244	285
Ardagh Packaging Finance plc
6.00%, 2/15/2025(f)		15,005	15,680
5.25%, 8/15/2027(f)		3,499	3,670
Avolon Holdings Funding Ltd.
5.50%, 1/15/2023(f)		1,226	1,330
5.13%, 10/1/2023(f)		3,433	3,735
5.25%, 5/15/2024(f)		3,725	4,099
4.38%, 5/1/2026(f)		1,765	1,910
Bank of Ireland (EUR Swap Annual 5 Year + 6.96%), 7.38%, 6/18/2020(b)(e)(g)(h)	EUR	577	654
Park Aerospace Holdings Ltd.
5.25%, 8/15/2022(f)		992	1,061
5.50%, 2/15/2024(f)		3,512	3,890

			39,733

Italy — 0.2%
Enel SpA (USD Swap Semi 5 Year + 5.88%), 8.75%, 9/24/2073(e)(f)		4,590	5,416
Telecom Italia Capital SA
6.38%, 11/15/2033		4,109	4,792
6.00%, 9/30/2034		5,846	6,571
7.72%, 6/4/2038		1,500	1,949
Telecom Italia SpA 5.30%, 5/30/2024(f)		3,510	3,826

			22,554

Japan — 0.1%
Mizuho Bank Ltd. 2.70%, 10/20/2020(f)		1,428	1,438
MUFG Bank Ltd. 2.75%, 9/14/2020(f)		2,236	2,250
Nippon Life Insurance Co. (USD ICE Swap Rate 5 Year + 3.65%), 5.10%, 10/16/2044(e)(f)		1,800	1,975
Nomura Holdings, Inc. 6.70%, 3/4/2020		1,711	1,718
Sumitomo Mitsui Financial Group, Inc. 2.93%, 3/9/2021		1,750	1,774

			9,155

Kazakhstan — 0.1%
Kazakhstan Temir Zholy Finance BV 6.95%, 7/10/2042(b)		2,045	2,894
KazMunayGas National Co. JSC
4.40%, 4/30/2023(b)		1,150	1,222
4.75%, 4/24/2025(f)		300	331
4.75%, 4/19/2027(b)		500	561
5.38%, 4/24/2030(b)		1,200	1,425
5.38%, 4/24/2030(f)		980	1,164
6.38%, 10/24/2048(b)		2,040	2,735
Tengizchevroil Finance Co. International Ltd. 4.00%, 8/15/2026(b)		800	841

			11,173

Luxembourg — 0.6%
Altice Financing SA
6.63%, 2/15/2023(f)		6,197	6,306
7.50%, 5/15/2026(f)		10,355	11,066
Altice Luxembourg SA
7.63%, 2/15/2025(f)		4,010	4,169
10.50%, 5/15/2027(f)		6,764	7,821
INEOS Group Holdings SA 5.63%, 8/1/2024(a)(f)		9,470	9,707
Intelsat Jackson Holdings SA
5.50%, 8/1/2023(a)		10,554	8,628
8.00%, 2/15/2024(f)		8,800	9,005
8.50%, 10/15/2024(f)		16,148	13,645
9.75%, 7/15/2025(f)		3,340	2,884
Ypso Finance Bis SA 6.00%, 2/15/2028(f)		3,550	3,510

			76,741

Mexico — 0.2%
Alfa SAB de CV 6.88%, 3/25/2044(f)		712	894

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount (000)	Value (000)
America Movil SAB de CV 5.00%, 3/30/2020		1,136	1,140
BBVA Bancomer SA 6.75%, 9/30/2022(b)		900	988
Cemex SAB de CV
5.70%, 1/11/2025(a)(f)		985	1,011
7.75%, 4/16/2026(f)		8,620	9,396
Grupo KUO SAB de CV 5.75%, 7/7/2027(f)		1,850	1,950
Petroleos Mexicanos
5.38%, 3/13/2022		2,850	3,018
6.49%, 1/23/2027(f)		247	268
6.50%, 3/13/2027		1,870	2,023
5.35%, 2/12/2028		1,200	1,212
5.63%, 1/23/2046		1,999	1,867
6.75%, 9/21/2047		2,050	2,068
6.35%, 2/12/2048		500	494
7.69%, 1/23/2050(f)		1,102	1,211
6.95%, 1/28/2060(a)(f)		2,100	2,128

			29,668

Mongolia — 0.0%(c)
Trade & Development Bank of Mongolia LLC 9.38%, 5/19/2020(b)		1,900	1,928

Morocco — 0.0%(c)
OCP SA
5.63%, 4/25/2024(b)		2,180	2,423
6.88%, 4/25/2044(b)		1,670	2,198

			4,621

Netherlands — 0.3%
ABN AMRO Bank NV
(ICE LIBOR USD 3 Month + 0.57%), 2.49%, 8/27/2021(e)(f)		1,220	1,227
Cooperatieve Rabobank UA 2.50%, 1/19/2021		1,450	1,461
(EUR Swap Annual 5 Year + 6.70%), 6.62%, 6/29/2021(b)(e)(g)(h)	EUR	2,000	2,402
ING Bank NV
(ICE LIBOR USD 3 Month + 0.97%), 2.87%, 8/17/2020(e)(f)		401	403
ING Groep NV
(USD Swap Semi 5 Year + 5.12%), 6.87%, 4/16/2022(b)(e)(g)(h)		7,168	7,670
NXP BV 4.63%, 6/1/2023(f)		4,085	4,408
OCI NV 5.25%, 11/1/2024(f)		1,540	1,586
Starfruit Finco BV 8.00%, 10/1/2026(a)(f)		5,890	6,111
Trivium Packaging Finance BV
5.50%, 8/15/2026(f)(j)		2,741	2,888
8.50%, 8/15/2027(f)(j)		2,181	2,399
UPCB Finance IV Ltd. 5.38%, 1/15/2025(f)		8,895	9,109

			39,664

New Zealand — 0.0%(c)
ANZ New Zealand Int’l Ltd. 2.85%, 8/6/2020(f)		550	553

Norway — 0.1%
Aker BP ASA
4.75%, 6/15/2024(f)		1,640	1,705
5.88%, 3/31/2025(f)		1,966	2,062
DNB Bank ASA
(ICE LIBOR USD 3 Month + 0.37%), 2.28%, 10/2/2020(e)(f)		1,900	1,904
(USD Swap Semi 5 Year + 5.08%), 6.50%, 3/26/2022(b)(e)(g)(h)		1,642	1,747

			7,418

Panama — 0.0%(c)
Empresa de Transmision Electrica SA 5.13%, 5/2/2049(f)		580	680

Peru — 0.1%
Banco BBVA Peru SA 5.00%, 8/26/2022(b)		990	1,053
Consorcio Transmantaro SA 4.38%, 5/7/2023(b)		874	917
Nexa Resources SA 5.38%, 5/4/2027(b)		1,850	1,991
Petroleos del Peru SA
4.75%, 6/19/2032(f)		2,100	2,334
5.63%, 6/19/2047(b)		1,450	1,749
Southern Copper Corp. 5.88%, 4/23/2045		2,435	3,108

			11,152

Qatar — 0.0%(c)
ABQ Finance Ltd.
3.63%, 4/13/2021(b)		1,550	1,567
3.50%, 2/22/2022(b)		2,570	2,609
Ras Laffan Liquefied Natural Gas Co. Ltd. II 5.30%, 9/30/2020(b)		380	384

			4,560

South Africa — 0.0%(c)
Eskom Holdings SOC Ltd.
5.75%, 1/26/2021(b)		350	351
6.75%, 8/6/2023(b)		800	808
7.13%, 2/11/2025(b)		850	861

			2,020

South Korea — 0.0%(c)
Heungkuk Life Insurance Co. Ltd.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.47%), 4.48%, 11/9/2022(b)(e)(g)(h)		2,350	2,367
MagnaChip Semiconductor Corp.

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount (000)	Value (000)
6.63%, 7/15/2021(j)		2,445	2,445

			4,812

Spain — 0.0%(c)
Banco Bilbao Vizcaya Argentaria SA
(EUR Swap Annual 5 Year + 9.18%), 8.87%, 4/14/2021(b)(e)(g)(h)	EUR	2,600	3,141
(EUR Swap Annual 5 Year + 6.04%), 6.00%, 3/29/2024(b)(e)(g)(h)	EUR	2,000	2,492

			5,633

Sweden — 0.0%(c)
Skandinaviska Enskilda Banken AB 2.45%, 5/27/2020(f)		1,389	1,392
(ICE LIBOR USD 3 Month + 0.43%), 2.33%, 5/17/2021(e)(f)		1,100	1,103
Svenska Handelsbanken AB 2.40%, 10/1/2020		1,906	1,915

			4,410

Switzerland — 0.4%
Credit Suisse Group AG
(USD Swap Semi 5 Year + 4.60%), 7.50%, 7/17/2023(e)(f)(g)(h)		1,825	2,011
(USD Swap Semi 5 Year + 4.60%), 7.50%, 12/11/2023(e)(f)(g)(h)		6,891	7,812
(USD Swap Semi 5 Year + 3.46%), 6.25%, 12/18/2024(e)(f)(g)(h)		7,005	7,722
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.82%), 6.37%, 8/21/2026(e)(f)(g)(h)		7,834	8,686
Credit Suisse Group Funding Guernsey Ltd. 3.13%, 12/10/2020(a)		2,680	2,709
UBS Group AG 2.95%, 9/24/2020(a)(f)		1,741	1,754
(USD ICE Swap Rate 5 Year + 5.50%), 6.87%, 3/22/2021(b)(e)(g)(h)		4,355	4,521
(USD Swap Semi 5 Year + 4.34%), 7.00%, 1/31/2024(e)(f)(g)(h)		10,430	11,485
(USD Swap Semi 5 Year + 4.87%), 7.00%, 2/19/2025(b)(e)(g)(h)		7,000	7,975
(USD Swap Semi 5 Year + 4.59%), 6.87%, 8/7/2025(b)(e)(g)(h)		3,000	3,362
(ICE LIBOR USD 3 Month + 1.47%), 3.13%, 8/13/2030(a)(e)(f)		1,000	1,046

			59,083

Trinidad and Tobago — 0.0%(c)
Trinidad Petroleum Holdings Ltd. 9.75%, 6/15/2026(f)		1,565	1,784

Turkey — 0.0%(c)
KOC Holding A/S 5.25%, 3/15/2023(b)		1,119	1,162
Turkcell Iletisim Hizmetleri A/S 5.80%, 4/11/2028(b)		1,360	1,414
Turkiye Is Bankasi A/S 5.00%, 4/30/2020(b)		1,240	1,248

			3,824

United Arab Emirates — 0.1%
DAE Funding LLC
4.50%, 8/1/2022(f)		1,205	1,227
5.75%, 11/15/2023(f)		665	699
5.00%, 8/1/2024(f)		1,489	1,562
Shelf Drilling Holdings Ltd. 8.25%, 2/15/2025(f)		5,297	4,979
Telford Offshore Ltd. 12.00%, (g)(h)(i)		1,236	330

			8,797

United Kingdom — 0.7%
Afren plc 6.63%, 12/9/2020(b)(k)		3,001	—	(d)
Ashtead Capital, Inc.
4.13%, 8/15/2025(f)		2,645	2,712
4.38%, 8/15/2027(f)		500	518
Barclays plc
4.38%, 9/11/2024		3,678	3,939
5.20%, 5/12/2026		4,730	5,325
4.84%, 5/9/2028(a)		1,277	1,423
(ICE LIBOR USD 3 Month + 3.05%), 5.09%, 6/20/2030(e)		1,190	1,366
BAT Capital Corp. 3.22%, 9/6/2026		2,040	2,106
BP Capital Markets plc
(ICE LIBOR USD 3 Month + 0.25%), 2.16%, 11/24/2020(e)		1,655	1,658
CK Hutchison International 17 II Ltd. 2.25%, 9/29/2020(f)		591	592
Diageo Capital plc
(ICE LIBOR USD 3 Month + 0.24%), 2.14%, 5/18/2020(e)		450	450
HSBC Holdings plc
(ICE LIBOR USD 3 Month + 0.60%), 2.50%, 5/18/2021(e)		2,290	2,293
(USD ICE Swap Rate 5 Year + 5.51%), 6.87%, 6/1/2021(e)(g)(h)		1,556	1,631
(EUR Swap Annual 5 Year + 5.34%), 6.00%, 9/29/2023(b)(e)(g)(h)	EUR	3,970	5,085

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount (000)	Value (000)
(ICE LIBOR USD 3 Month + 1.21%), 3.80%, 3/11/2025(e)		1,000	1,063
(USD ICE Swap Rate 5 Year + 4.37%), 6.37%, 3/30/2025(e)(g)(h)		3,000	3,279
(USD ICE Swap Rate 5 Year + 3.61%), 6.50%, 3/23/2028(e)(g)(h)		8,180	9,111
Imperial Brands Finance plc 3.13%, 7/26/2024(f)		1,555	1,593
Ithaca Energy North Sea plc 9.38%, 7/15/2024(f)		2,534	2,635
Lloyds Banking Group plc
(ICE LIBOR USD 3 Month + 0.80%), 2.73%, 6/21/2021(e)		1,730	1,743
(U.K. Government Bonds 5 Year Note Generic Bid Yield + 4.61%), 5.13%, 12/27/2024(e)(g)(h)	GBP	2,748	3,808
(USD Swap Semi 5 Year + 4.50%), 7.50%, 9/27/2025(e)(g)(h)		3,721	4,256
Royal Bank of Scotland Group plc
6.13%, 12/15/2022		14,167	15,527
6.00%, 12/19/2023		1,194	1,342
(ICE LIBOR USD 3 Month + 1.55%), 4.52%, 6/25/2024(e)		1,000	1,074
Virgin Media Secured Finance plc
5.50%, 8/15/2026(f)		2,545	2,669
5.50%, 5/15/2029(f)		6,525	6,868
Vodafone Group plc
5.00%, 5/30/2038(a)		1,175	1,416
4.25%, 9/17/2050		670	730
(USD Swap Semi 5 Year + 4.87%), 7.00%, 4/4/2079(e)		3,890	4,587

			90,799

United States — 27.1%
AbbVie, Inc. 2.15%, 11/19/2021(f)		1,750	1,762
(ICE LIBOR USD 3 Month + 0.46%), 2.35%, 11/19/2021(e)(f)		113	113
3.20%, 11/21/2029(f)		630	658
4.05%, 11/21/2039(f)		735	802
4.25%, 11/21/2049(f)		250	270
Acadia Healthcare Co., Inc.
6.13%, 3/15/2021		528	529
5.63%, 2/15/2023		1,836	1,861
6.50%, 3/1/2024		3,004	3,093
ACCO Brands Corp. 5.25%, 12/15/2024(f)		6,624	6,856
ACE Cash Express, Inc. 12.00%, 12/15/2022(f)		2,638	2,157
ACI Worldwide, Inc. 5.75%, 8/15/2026(f)		3,105	3,324
Adient Global Holdings Ltd. 4.88%, 8/15/2026(a)(f)		5,880	5,542
Adient US LLC 7.00%, 5/15/2026(f)		8,125	8,877
ADT Security Corp. (The)
4.13%, 6/15/2023		1,501	1,525
4.88%, 7/15/2032(a)(f)		4,823	4,485
Advanced Drainage Systems, Inc. 5.00%, 9/30/2027(f)		1,438	1,485
AECOM
5.88%, 10/15/2024		346	384
5.13%, 3/15/2027		3,641	3,886
AES Corp.
5.50%, 4/15/2025(a)		6,707	6,916
6.00%, 5/15/2026		1,765	1,860
Aetna, Inc. 3.88%, 8/15/2047		585	612
Ahern Rentals, Inc. 7.38%, 5/15/2023(f)		4,316	3,420
AIG Global Funding
(ICE LIBOR USD 3 Month + 0.46%), 2.41%, 6/25/2021(e)(f)		785	788
Air Lease Corp.
(ICE LIBOR USD 3 Month + 0.67%), 2.58%, 6/3/2021(e)		869	873
3.75%, 6/1/2026		1,275	1,360
Air Medical Group Holdings, Inc.
6.38%, 5/15/2023(a)(f)		3,800	3,543
Albertsons Cos., Inc.
3.50%, 2/15/2023(f)		2,005	2,040
6.63%, 6/15/2024(a)		9,925	10,322
5.75%, 3/15/2025		3,625	3,752
7.50%, 3/15/2026(f)		2,170	2,403
4.63%, 1/15/2027(f)		6,385	6,474
5.88%, 2/15/2028(f)		3,316	3,540
4.88%, 2/15/2030(f)		2,850	2,928
Alcoa Nederland Holding BV
6.75%, 9/30/2024(f)		7,276	7,641
7.00%, 9/30/2026(f)		1,650	1,788
Allegheny Technologies, Inc.
7.88%, 8/15/2023(j)		500	548
5.88%, 12/1/2027		1,361	1,388
Allied Universal Holdco LLC
6.63%, 7/15/2026(f)		909	967
9.75%, 7/15/2027(f)		907	968
Allison Transmission, Inc.
5.00%, 10/1/2024(f)		5,325	5,425
4.75%, 10/1/2027(f)		2,545	2,639
5.88%, 6/1/2029(f)		3,565	3,892
Allstate Corp. (The) Series B, (ICE LIBOR USD 3 Month + 2.94%), 5.75%, 8/15/2053(e)		5,429	5,877
Ally Financial, Inc. 4.63%, 5/19/2022		11,066	11,633

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
5.13%, 9/30/2024	1,908	2,124
4.63%, 3/30/2025	6,278	6,907
5.75%, 11/20/2025(a)	8,200	9,321
8.00%, 11/1/2031	2,055	2,899
Altria Group, Inc. 4.80%, 2/14/2029	1,230	1,394
AMC Entertainment Holdings, Inc.
5.75%, 6/15/2025(a)	6,249	5,554
5.88%, 11/15/2026(a)	1,663	1,439
6.13%, 5/15/2027(a)	2,144	1,822
AMC Networks, Inc.
5.00%, 4/1/2024	3,610	3,682
4.75%, 8/1/2025(a)	831	839
Ameren Corp. 2.70%, 11/15/2020	1,364	1,372
American Airlines Group, Inc. 5.00%, 6/1/2022(f)	1,634	1,697
American Axle & Manufacturing, Inc.
6.63%, 10/15/2022(a)	264	267
6.25%, 4/1/2025(a)	14,334	14,650
6.25%, 3/15/2026(a)	8,918	9,074
6.50%, 4/1/2027(a)	4,572	4,675
American Builders & Contractors Supply Co., Inc. 4.00%, 1/15/2028(f)	4,195	4,230
American Express Co.
Series C, (ICE LIBOR USD 3 Month + 3.29%), 4.90%, 3/15/2020(e)(g)(h)	4,215	4,213
(ICE LIBOR USD 3 Month + 0.60%), 2.49%, 11/5/2021(e)	1,000	1,006
American International Group, Inc. 3.88%, 1/15/2035	645	712
Series A-9, (ICE LIBOR USD 3 Month + 2.87%), 5.75%, 4/1/2048(e)	4,853	5,484
American Tower Corp. REIT, 3.38%, 10/15/2026	1,965	2,089
American Woodmark Corp. 4.88%, 3/15/2026(f)	4,775	4,912
AmeriGas Partners LP
5.63%, 5/20/2024	515	547
5.50%, 5/20/2025	5,898	6,311
5.88%, 8/20/2026	2,714	2,970
5.75%, 5/20/2027	1,024	1,119
Amkor Technology, Inc. 6.63%, 9/15/2027(f)	4,478	4,864
AMN Healthcare, Inc. 5.13%, 10/1/2024(f)	1,775	1,830
Amsted Industries, Inc. 5.63%, 7/1/2027(f)	1,629	1,732
Anixter, Inc.
5.50%, 3/1/2023(a)	3,646	3,865
6.00%, 12/1/2025	1,595	1,690
Antero Midstream Partners LP
5.38%, 9/15/2024	2,975	2,635
5.75%, 1/15/2028(f)	1,425	1,108
Antero Resources Corp.
5.38%, 11/1/2021	1,249	1,193
5.13%, 12/1/2022	1,244	1,073
5.63%, 6/1/2023(a)	7,057	5,081
Apple, Inc. 4.50%, 2/23/2036	2,720	3,412
Aramark Services, Inc. 5.00%, 2/1/2028(f)	5,885	6,165
Archrock Partners LP
6.00%, 10/1/2022	5,065	5,071
6.88%, 4/1/2027(f)	472	504
Arconic, Inc.
5.13%, 10/1/2024	6,366	6,874
5.90%, 2/1/2027	4,185	4,744
Ascent Resources Utica Holdings LLC 7.00%, 11/1/2026(f)	755	536
Ashland LLC 4.75%, 8/15/2022(j)	356	373
AT&T, Inc. 2.45%, 6/30/2020	650	651
(ICE LIBOR USD 3 Month + 0.95%), 2.78%, 7/15/2021(e)	263	266
4.30%, 2/15/2030	1,980	2,240
4.50%, 3/9/2048	1,275	1,439
Athene Global Funding 2.75%, 4/20/2020(f)	1,650	1,653
Avantor, Inc. 6.00%, 10/1/2024(f)	3,880	4,122
Avis Budget Car Rental LLC
6.38%, 4/1/2024(f)	7,460	7,703
5.25%, 3/15/2025(a)(f)	8,155	8,318
5.75%, 7/15/2027(f)	5,358	5,572
Axalta Coating Systems LLC 4.88%, 8/15/2024(f)	2,480	2,554
B&G Foods, Inc. 5.25%, 4/1/2025	10,104	10,315
Baker Hughes a GE Co. LLC 3.34%, 12/15/2027	655	693
Bank of America Corp. 2.63%, 4/19/2021	1,116	1,129
Series JJ, (ICE LIBOR USD 3 Month + 3.29%), 5.13%, 6/20/2024(e)(g)(h)	3,830	4,055
Series X, (ICE LIBOR USD 3 Month + 3.71%), 6.25%, 9/5/2024(e)(g)(h)	1,202	1,339
Series Z, (ICE LIBOR USD 3 Month + 4.17%), 6.50%, 10/23/2024(e)(g)(h)	4,560	5,153
Series MM, (ICE LIBOR USD 3 Month + 2.66%), 4.30%, 1/28/2025(e)(g)(h)	636	635
Series AA, (ICE LIBOR USD 3 Month + 3.90%), 6.10%, 3/17/2025(a)(e)(g)(h)	10,083	11,303

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Series DD, (ICE LIBOR USD 3 Month + 4.55%), 6.30%, 3/10/2026(e)(g)(h)	13,939	16,230
Series FF, (ICE LIBOR USD 3 Month + 2.93%), 5.87%, 3/15/2028(e)(g)(h)	22,035	24,652
(ICE LIBOR USD 3 Month + 1.51%), 3.71%, 4/24/2028(e)	2,555	2,782
Bank of America NA
(ICE LIBOR USD 3 Month + 0.35%), 2.26%, 5/24/2021(e)	1,387	1,388
Bank of New York Mellon Corp. (The)
Series D, (ICE LIBOR USD 3 Month + 2.46%), 4.50%, 6/20/2023(e)(g)(h)	7,890	7,989
Series F, (ICE LIBOR USD 3 Month + 3.13%), 4.62%, 9/20/2026(e)(g)(h)	9,378	9,922
Bausch Health Americas, Inc.
9.25%, 4/1/2026(f)	3,511	4,007
8.50%, 1/31/2027(f)	3,621	4,096
Bausch Health Cos., Inc.
6.50%, 3/15/2022(f)	1,266	1,290
5.50%, 3/1/2023(f)	77	77
5.88%, 5/15/2023(f)	763	770
7.00%, 3/15/2024(f)	12,562	13,023
6.13%, 4/15/2025(f)	23,907	24,591
5.50%, 11/1/2025(f)	9,060	9,385
9.00%, 12/15/2025(f)	22,377	25,258
5.75%, 8/15/2027(a)(f)	965	1,032
7.00%, 1/15/2028(f)	3,489	3,779
5.00%, 1/30/2028(f)	3,460	3,503
7.25%, 5/30/2029(f)	1,679	1,882
5.25%, 1/30/2030(f)	3,476	3,541
BCPE Cycle Merger Sub II, Inc. 10.63%, 7/15/2027(f)	900	927
Berry Global, Inc.
6.00%, 10/15/2022	250	254
5.13%, 7/15/2023	725	738
4.88%, 7/15/2026(f)	5,750	6,008
5.63%, 7/15/2027(a)(f)	1,179	1,251
Big River Steel LLC 7.25%, 9/1/2025(f)	1,470	1,544
Blue Racer Midstream LLC
6.13%, 11/15/2022(f)	9,765	9,542
6.63%, 7/15/2026(f)	1,510	1,389
Booz Allen Hamilton, Inc. 5.13%, 5/1/2025(f)	1,783	1,832
Boston Gas Co. 3.00%, 8/1/2029(a)(f)	1,315	1,385
Boston Properties LP REIT, 4.13%, 5/15/2021	1,700	1,743
Boston Scientific Corp. 4.55%, 3/1/2039	1,160	1,411
Boyd Gaming Corp.
6.38%, 4/1/2026	1,760	1,871
6.00%, 8/15/2026	3,654	3,883
Boyne USA, Inc. 7.25%, 5/1/2025(f)	4,052	4,396
BP Capital Markets America, Inc. 3.02%, 1/16/2027	2,610	2,730
Brink’s Co. (The) 4.63%, 10/15/2027(f)	5,525	5,635
Bristol-Myers Squibb Co.
3.40%, 7/26/2029(f)	1,255	1,376
4.13%, 6/15/2039(f)	1,185	1,426
Broadcom, Inc. 4.25%, 4/15/2026(f)	650	703
Brookfield Property REIT, Inc.
REIT, 5.75%, 5/15/2026(f)	4,531	4,728
Buckeye Partners LP
3.95%, 12/1/2026	200	198
4.13%, 12/1/2027	2,947	2,909
(ICE LIBOR USD 3 Month + 4.02%), 6.37%, 1/22/2078(e)	1,725	1,420
Bunge Ltd. Finance Corp. 3.00%, 9/25/2022	665	681
BWX Technologies, Inc. 5.38%, 7/15/2026(f)	3,360	3,562
Cablevision Systems Corp. 5.88%, 9/15/2022	1,585	1,704
Caesars Resort Collection LLC 5.25%, 10/15/2025(f)	985	1,000
Caleres, Inc. 6.25%, 8/15/2023(a)	659	675
Callon Petroleum Co.
6.13%, 10/1/2024	568	543
6.38%, 7/1/2026	487	460
Calpine Corp.
5.50%, 2/1/2024	990	1,003
5.75%, 1/15/2025	2,320	2,385
5.25%, 6/1/2026(f)	4,880	5,039
Cameron LNG LLC
2.90%, 7/15/2031(f)	685	709
3.30%, 1/15/2035(f)	570	602
Capital One Financial Corp. 3.45%, 4/30/2021	1,300	1,325
Carrizo Oil & Gas, Inc. 6.25%, 4/15/2023(a)	2,653	2,660
Catalent Pharma Solutions, Inc.
4.88%, 1/15/2026(f)	2,188	2,248
5.00%, 7/15/2027(f)	2,038	2,145
CCM Merger, Inc. 6.00%, 3/15/2022(f)	1,601	1,625
CCO Holdings LLC
5.13%, 2/15/2023	2,604	2,630
5.75%, 1/15/2024	296	302
5.88%, 4/1/2024(f)	30,567	31,548
5.38%, 5/1/2025(f)	3,790	3,907
5.75%, 2/15/2026(f)	20,736	21,759
5.50%, 5/1/2026(f)	17,215	17,990
5.13%, 5/1/2027(f)	28,247	29,518
5.00%, 2/1/2028(f)	3,049	3,193

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
5.38%, 6/1/2029(f)	1,758	1,879
4.75%, 3/1/2030(f)	9,321	9,583
CDK Global, Inc.
5.88%, 6/15/2026	1,115	1,185
5.25%, 5/15/2029(f)	7,151	7,651
CDW LLC
5.50%, 12/1/2024	635	709
5.00%, 9/1/2025	4,835	5,022
4.25%, 4/1/2028	6,711	6,954
Cedar Fair LP
5.38%, 4/15/2027	160	169
5.25%, 7/15/2029(f)	1,395	1,472
Centene Corp.
6.13%, 2/15/2024	2,730	2,819
4.75%, 1/15/2025	1,626	1,680
5.25%, 4/1/2025(f)	4,503	4,666
5.38%, 6/1/2026(f)	889	946
4.25%, 12/15/2027(f)	10,357	10,823
4.63%, 12/15/2029(f)	12,950	13,938
CenterPoint Energy, Inc. Series A, (ICE LIBOR USD 3 Month + 3.27%), 6.13%, 9/1/2023(e)(g)(h)	3,677	3,916
Central Garden & Pet Co.
6.13%, 11/15/2023	4,700	4,840
5.13%, 2/1/2028	4,900	5,084
CenturyLink, Inc.
Series V, 5.63%, 4/1/2020	6,065	6,088
Series T, 5.80%, 3/15/2022	3,290	3,468
Series Y, 7.50%, 4/1/2024(a)	12,991	14,658
5.63%, 4/1/2025(a)	5,854	6,205
5.13%, 12/15/2026(f)	6,505	6,667
4.00%, 2/15/2027(f)	2,425	2,436
Series G, 6.88%, 1/15/2028(a)	799	893
Charles Schwab Corp. (The) Series F, (ICE LIBOR USD 3 Month + 2.58%), 5.00%, 12/1/2027(e)(g)(h)	10,634	11,192
Chemours Co. (The)
6.63%, 5/15/2023(a)	4,450	4,381
7.00%, 5/15/2025(a)	8,295	7,938
Cheniere Corpus Christi Holdings LLC
5.88%, 3/31/2025	2,960	3,362
5.13%, 6/30/2027	895	997
Cheniere Energy Partners LP
5.25%, 10/1/2025(a)	1,258	1,296
5.63%, 10/1/2026	1,278	1,339
4.50%, 10/1/2029(f)	4,325	4,400
Chesapeake Energy Corp. 11.50%, 1/1/2025(f)	4,918	3,958
Cigna Corp. 4.50%, 3/15/2021(f)	720	735
Cincinnati Bell, Inc.
7.00%, 7/15/2024(f)	4,656	4,872
8.00%, 10/15/2025(a)(f)	2,388	2,535
Cinemark USA, Inc. 4.88%, 6/1/2023(a)	5,466	5,534
CIT Group, Inc.
4.75%, 2/16/2024	1,001	1,066
5.25%, 3/7/2025	4,078	4,476
6.13%, 3/9/2028(a)	1,838	2,188
CITGO Petroleum Corp. 6.25%, 8/15/2022(f)	1,172	1,185
Citibank NA
(ICE LIBOR USD 3 Month + 0.30%), 2.12%, 10/20/2020(e)	780	781
(ICE LIBOR USD 3 Month + 0.53%), 2.43%, 2/19/2022(e)	1,410	1,415
Citigroup, Inc.
Series O, (ICE LIBOR USD 3 Month + 4.06%), 5.87%, 3/27/2020(e)(g)(h)	1,509	1,516
Series R, (ICE LIBOR USD 3 Month + 4.48%), 6.13%, 11/15/2020(e)(g)(h)	4,520	4,658
(ICE LIBOR USD 3 Month + 4.07%), 5.95%, 1/30/2023(a)(e)(g)(h)	9,608	10,257
(ICE LIBOR USD 3 Month + 4.23%), 5.90%, 2/15/2023(e)(g)(h)	9,315	9,946
Series D, (ICE LIBOR USD 3 Month + 3.47%), 5.35%, 5/15/2023(e)(g)(h)	8,545	8,930
Series M, (ICE LIBOR USD 3 Month + 3.42%), 6.30%, 5/15/2024(e)(g)(h)	14,528	15,772
(ICE LIBOR USD 3 Month + 1.02%), 4.04%, 6/1/2024(e)	1,260	1,344
Series U, (SOFR + 3.81%), 5.00%, 9/12/2024(e)(g)(h)	5,822	6,098
Series V, (SOFR + 3.23%), 4.70%, 1/30/2025(e)(g)(h)	3,210	3,269
Series P, (ICE LIBOR USD 3 Month + 3.91%), 5.95%, 5/15/2025(e)(g)(h)	8,760	9,570
Series T, (ICE LIBOR USD 3 Month + 4.52%), 6.25%, 8/15/2026(e)(g)(h)	6,375	7,276
(ICE LIBOR USD 3 Month + 1.56%), 3.89%, 1/10/2028(e)	1,255	1,374
Citizens Bank NA 2.55%, 5/13/2021	1,470	1,484
Citizens Financial Group, Inc. Series C, (ICE LIBOR USD 3 Month + 3.16%), 6.37%, 4/6/2024(e)(g)(h)	5,691	6,089
Clean Harbors, Inc. 4.88%, 7/15/2027(f)	785	826

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Clear Channel Worldwide Holdings, Inc.
9.25%, 2/15/2024(f)	20,339	22,144
5.13%, 8/15/2027(f)	6,843	7,048
Clearwater Paper Corp. 4.50%, 2/1/2023(a)	2,836	2,850
Clearway Energy Operating LLC
5.75%, 10/15/2025	20	21
5.00%, 9/15/2026	2,612	2,690
Cleveland Electric Illuminating Co. (The) 4.55%, 11/15/2030(f)	1,390	1,616
CNG Holdings, Inc. 12.50%, 6/15/2024(f)	6,640	6,308
CNO Financial Group, Inc. 5.25%, 5/30/2025	2,217	2,486
Cogent Communications Group, Inc.
5.63%, 4/15/2021(f)	2,669	2,670
5.38%, 3/1/2022(f)	3,480	3,628
Colfax Corp.
6.00%, 2/15/2024(f)	2,616	2,754
6.38%, 2/15/2026(f)	483	519
Comcast Corp.
(ICE LIBOR USD 3 Month + 0.33%), 2.24%, 10/1/2020(a)(e)	1,170	1,172
2.65%, 2/1/2030(a)	1,360	1,404
3.20%, 7/15/2036	1,330	1,414
3.45%, 2/1/2050	1,365	1,469
Commercial Metals Co.
4.88%, 5/15/2023	627	657
5.38%, 7/15/2027	1,415	1,475
CommScope Technologies LLC
6.00%, 6/15/2025(f)	9,930	9,477
5.00%, 3/15/2027(a)(f)	2,405	2,183
CommScope, Inc.
5.00%, 6/15/2021(f)	543	543
5.50%, 3/1/2024(f)	1,923	1,976
5.50%, 6/15/2024(f)	1,435	1,428
6.00%, 3/1/2026(f)	8,265	8,668
8.25%, 3/1/2027(a)(f)	8,069	8,291
Community Health Systems, Inc.
5.13%, 8/1/2021	1,837	1,838
6.25%, 3/31/2023	4,798	4,894
8.63%, 1/15/2024(f)	7,722	8,205
8.00%, 3/15/2026(a)(f)	848	884
Comstock Resources, Inc. 7.50%, 5/15/2025(f)	2,075	1,634
Constellation Merger Sub, Inc. 8.50%, 9/15/2025(a)(f)	2,652	2,413
Constellium SE
5.75%, 5/15/2024(f)	466	478
6.63%, 3/1/2025(a)(f)	1,650	1,701
Cooper-Standard Automotive, Inc. 5.63%, 11/15/2026(f)	6,858	6,357
CoreCivic, Inc.
REIT, 5.00%, 10/15/2022	430	441
REIT, 4.63%, 5/1/2023(a)	4,230	4,209
Coty, Inc. 6.50%, 4/15/2026(a)(f)	2,005	2,090
Covanta Holding Corp. 5.88%, 7/1/2025	379	393
Credit Acceptance Corp. 6.63%, 3/15/2026(a)(f)	1,650	1,778
Crestwood Midstream Partners LP
6.25%, 4/1/2023(a)(j)	3,589	3,622
5.75%, 4/1/2025	5,719	5,807
5.63%, 5/1/2027(f)	2,445	2,460
Crown Americas LLC
4.75%, 2/1/2026	681	707
4.25%, 9/30/2026	815	850
CSC Holdings LLC
6.75%, 11/15/2021(a)	2,089	2,248
5.38%, 7/15/2023(f)	4,070	4,157
5.25%, 6/1/2024(a)	1,349	1,457
7.75%, 7/15/2025(f)	725	764
6.63%, 10/15/2025(f)	5,030	5,311
10.88%, 10/15/2025(f)	7,057	7,817
5.50%, 5/15/2026(f)	6,208	6,504
5.50%, 4/15/2027(f)	5,420	5,752
5.38%, 2/1/2028(f)	2,010	2,131
7.50%, 4/1/2028(f)	2,260	2,571
6.50%, 2/1/2029(f)	5,144	5,748
CSX Corp. 2.40%, 2/15/2030	1,395	1,402
Cumulus Media New Holdings, Inc. 6.75%, 7/1/2026(f)	1,475	1,551
Curo Group Holdings Corp. 8.25%, 9/1/2025(f)	5,322	4,692
CVR Partners LP 9.25%, 6/15/2023(f)	13,017	13,554
CVS Health Corp. 4.78%, 3/25/2038	1,225	1,431
Dana Financing Luxembourg SARL 6.50%, 6/1/2026(f)	6,145	6,514
Dana, Inc. 5.38%, 11/15/2027	895	925
Darling Ingredients, Inc. 5.25%, 4/15/2027(f)	4,001	4,221
DaVita, Inc.
5.13%, 7/15/2024	7,963	8,142
5.00%, 5/1/2025(a)	15,612	16,002
DCP Midstream Operating LP
3.88%, 3/15/2023(a)	2,613	2,665
5.38%, 7/15/2025	1,919	2,094
6.75%, 9/15/2037(f)	1,740	1,875
5.60%, 4/1/2044	525	511
Delek Logistics Partners LP 6.75%, 5/15/2025	3,673	3,691
Dell International LLC
5.88%, 6/15/2021(f)	939	948
7.13%, 6/15/2024(f)	1,465	1,540
6.02%, 6/15/2026(f)	4,575	5,344
4.90%, 10/1/2026(f)	625	696
Delphi Technologies plc 5.00%, 10/1/2025(f)	7,985	8,843
Denbury Resources, Inc.
9.00%, 5/15/2021(f)	1,017	956

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
9.25%, 3/31/2022(f)	2,114	1,848
Diamond Offshore Drilling, Inc. 5.70%, 10/15/2039	1,035	554
Diamond Sports Group LLC
5.38%, 8/15/2026(f)	10,493	10,452
6.63%, 8/15/2027(a)(f)	971	908
Diebold Nixdorf, Inc. 8.50%, 4/15/2024(a)	2,776	2,665
Discover Financial Services Series C, (ICE LIBOR USD 3 Month + 3.08%), 5.50%, 10/30/2027(e)(g)(h)	3,935	4,176
DISH DBS Corp.
6.75%, 6/1/2021	8,412	8,833
5.88%, 7/15/2022	2,197	2,307
5.00%, 3/15/2023	14,999	15,224
5.88%, 11/15/2024(a)	33,845	34,249
7.75%, 7/1/2026(a)	16,125	16,931
Dole Food Co., Inc. 7.25%, 6/15/2025(f)	3,818	3,723
Dominion Energy Gas Holdings LLC 2.80%, 11/15/2020(a)	1,294	1,303
Dominion Energy, Inc.
Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.99%), 4.65%, 12/15/2024(e)(g)(h)	3,636	3,772
(ICE LIBOR USD 3 Month + 3.06%), 5.75%, 10/1/2054(e)	4,140	4,507
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.50%, 2/15/2023(f)	5,736	5,962
Duke Energy Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.39%), 4.88%, 9/16/2024(e)(g)(h)	2,270	2,409
Dun & Bradstreet Corp. (The) 6.88%, 8/15/2026(f)	2,590	2,843
DuPont de Nemours, Inc. (ICE LIBOR USD 3 Month + 0.71%), 2.62%, 11/15/2020(e)	781	785
Duquesne Light Holdings, Inc.
6.40%, 9/15/2020(f)	50	52
3.62%, 8/1/2027(a)(f)	114	117
Edison International 3.13%, 11/15/2022	160	164
Embarq Corp. 8.00%, 6/1/2036	9,098	10,112
EMC Corp. 3.38%, 6/1/2023	2,029	2,057
Encompass Health Corp.
5.75%, 11/1/2024	4,407	4,461
5.75%, 9/15/2025	4,690	4,878
4.50%, 2/1/2028(a)	4,340	4,470
Endo Dac
6.00%, 7/15/2023(f)	8,971	6,863
5.88%, 10/15/2024(a)(f)	925	918
6.00%, 2/1/2025(f)(j)	1,770	1,226
Energizer Holdings, Inc.
5.50%, 6/15/2025(a)(f)	6,800	7,021
7.75%, 1/15/2027(f)	5,370	5,921
Energy Transfer Operating LP
Series B, (ICE LIBOR USD 3 Month + 4.16%), 6.63%, 2/15/2028(e)(g)(h)	7,534	7,120
Series G, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 7.13%, 5/15/2030(e)(g)(h)	4,645	4,749
EnLink Midstream LLC 5.38%, 6/1/2029	803	727
EnLink Midstream Partners LP
Series C, (ICE LIBOR USD 3 Month + 4.11%), 6.00%, 12/15/2022(e)(g)(h)	3,862	2,694
4.40%, 4/1/2024	4,495	4,292
4.15%, 6/1/2025	1,600	1,476
4.85%, 7/15/2026	2,940	2,690
5.60%, 4/1/2044	522	406
EnPro Industries, Inc. 5.75%, 10/15/2026(a)	2,337	2,466
Entegris, Inc. 4.63%, 2/10/2026(f)	7,396	7,636
Entercom Media Corp.
7.25%, 11/1/2024(a)(f)	4,240	4,457
6.50%, 5/1/2027(f)	3,564	3,815
Entergy Mississippi LLC 2.85%, 6/1/2028	1,315	1,382
Entergy Texas, Inc. 4.00%, 3/30/2029	925	1,050
Enterprise Development Authority (The) 12.00%, 7/15/2024(f)	3,904	4,477
Enterprise Products Operating LLC 3.13%, 7/31/2029	1,330	1,379
Series E, (ICE LIBOR USD 3 Month + 3.03%), 5.25%, 8/16/2077(e)	4,380	4,525
Envision Healthcare Corp. 8.75%, 10/15/2026(f)	7,419	4,474
EOG Resources, Inc. 2.45%, 4/1/2020	1,697	1,698
EP Energy LLC
9.38%, 5/1/2024(f)(k)	6,625	132
8.00%, 11/29/2024(f)(k)	5,581	2,895
8.00%, 2/15/2025(f)(k)	4,503	90
7.75%, 5/15/2026(f)(k)	12,831	8,597
Equinix, Inc. REIT, 5.88%, 1/15/2026	9,840	10,430
ESH Hospitality, Inc.

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
REIT, 5.25%, 5/1/2025(f)	7,377	7,561
REIT, 4.63%, 10/1/2027(f)	5,963	5,993
Evergy, Inc. 2.90%, 9/15/2029	1,360	1,396
Exela Intermediate LLC 10.00%, 7/15/2023(a)(f)	6,862	2,642
Express Scripts Holding Co. (ICE LIBOR USD 3 Month + 0.75%), 2.66%, 11/30/2020(e)	106	106
Fair Isaac Corp.
5.25%, 5/15/2026(f)	1,314	1,449
4.00%, 6/15/2028(f)	2,165	2,203
Fidelity & Guaranty Life Holdings, Inc. 5.50%, 5/1/2025(f)	1,741	1,854
Fifth Third Bancorp
(ICE LIBOR USD 3 Month + 3.03%), 5.10%, 6/30/2023(e)(g)(h)	1,520	1,573
2.38%, 1/28/2025	2,715	2,767
Fifth Third Bank (ICE LIBOR USD 3 Month + 0.25%), 2.02%, 10/30/2020(e)	1,775	1,777
FirstCash, Inc. 5.38%, 6/1/2024(f)	1,807	1,863
Ford Motor Credit Co. LLC
4.69%, 6/9/2025	8,825	9,271
4.54%, 8/1/2026	1,725	1,795
4.27%, 1/9/2027	4,810	4,885
Freeport-McMoRan, Inc.
3.88%, 3/15/2023	14,905	15,203
4.55%, 11/14/2024	8,230	8,683
5.40%, 11/14/2034	375	385
Frontier Communications Corp.
7.63%, 4/15/2024	882	406
6.88%, 1/15/2025	9,178	4,291
11.00%, 9/15/2025	6,729	3,112
8.50%, 4/1/2026(f)	8,283	8,490
8.00%, 4/1/2027(f)	3,050	3,183
Gartner, Inc. 5.13%, 4/1/2025(f)	3,500	3,639
GCI LLC
6.63%, 6/15/2024(f)	1,395	1,500
6.88%, 4/15/2025	1,942	2,027
GCP Applied Technologies, Inc. 5.50%, 4/15/2026(f)	6,630	6,895
General Dynamics Corp. (ICE LIBOR USD 3 Month + 0.29%), 2.19%, 5/11/2020(e)	738	739
General Electric Co.
Series D, (ICE LIBOR USD 3 Month + 3.33%), 5.00%, 1/21/2021(e)(g)(h)	38,481	38,058
3.10%, 1/9/2023	1,320	1,363
General Mills, Inc. (ICE LIBOR USD 3 Month + 0.54%), 2.38%, 4/16/2021(e)	1,033	1,038
General Motors Financial Co., Inc.
Series A, (ICE LIBOR USD 3 Month + 3.60%), 5.75%, 9/30/2027(e)(g)(h)	5,437	5,472
3.85%, 1/5/2028(a)	670	696
Genesis Energy LP
6.00%, 5/15/2023	1,359	1,365
5.63%, 6/15/2024	1,553	1,510
6.50%, 10/1/2025(a)	180	177
6.25%, 5/15/2026	380	363
7.75%, 2/1/2028	3,721	3,752
Genesys Telecommunications Laboratories, Inc. 10.00%, 11/30/2024(f)	2,182	2,348
GEO Group, Inc. (The)
REIT, 5.88%, 1/15/2022	4,035	3,985
REIT, 5.88%, 10/15/2024	2,215	2,054
Global Partners LP
7.00%, 6/15/2023	2,560	2,624
7.00%, 8/1/2027(f)	1,916	2,055
GLP Capital LP
REIT, 5.25%, 6/1/2025	2,780	3,114
REIT, 5.75%, 6/1/2028	2,780	3,243
Go Daddy Operating Co. LLC 5.25%, 12/1/2027(f)	1,581	1,658
Goldman Sachs Group, Inc. (The)
Series L, (ICE LIBOR USD 3 Month + 3.88%), 5.78%, 2/24/2020(e)(g)(h)	1,568	1,570
Series M, (ICE LIBOR USD 3 Month + 3.92%), 5.38%, 5/10/2020(e)(g)(h)	9,711	9,783
2.88%, 2/25/2021	1,670	1,688
Series P, (ICE LIBOR USD 3 Month + 2.87%), 5.00%, 11/10/2022(e)(g)(h)	16,085	16,351
Series R, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.22%), 4.95%, 2/10/2025(e)(g)(h)	3,069	3,207
(ICE LIBOR USD 3 Month + 1.16%), 3.81%, 4/23/2029(e)	2,555	2,804
Goodyear Tire & Rubber Co. (The)
5.00%, 5/31/2026(a)	4,195	4,358
4.88%, 3/15/2027(a)	4,106	4,219
Gray Television, Inc.
5.13%, 10/15/2024(f)	1,385	1,430
5.88%, 7/15/2026(f)	2,102	2,199
7.00%, 5/15/2027(f)	6,085	6,626
Greif, Inc. 6.50%, 3/1/2027(f)	5,836	6,285
Group 1 Automotive, Inc. 5.25%, 12/15/2023(f)	1,875	1,927

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Guardian Life Global Funding 2.00%, 4/26/2021(a)(f)	1,350	1,357
Guardian Life Insurance Co. of America (The) 3.70%, 1/22/2070(f)	305	322
Gulfport Energy Corp.
6.63%, 5/1/2023(a)	745	507
6.00%, 10/15/2024	4,620	2,546
6.38%, 5/15/2025	1,370	685
6.38%, 1/15/2026	3,775	1,819
H&E Equipment Services, Inc. 5.63%, 9/1/2025(a)	1,753	1,827
Hanesbrands, Inc. 4.88%, 5/15/2026(a)(f)	2,975	3,135
Harsco Corp. 5.75%, 7/31/2027(f)	757	774
HAT Holdings I LLC REIT, 5.25%, 7/15/2024(f)	973	1,022
HCA Healthcare, Inc. 6.25%, 2/15/2021(a)	3,847	3,991
HCA, Inc.
7.50%, 2/15/2022(a)	7,438	8,165
5.88%, 5/1/2023	3,940	4,332
5.38%, 2/1/2025	39,771	44,448
5.88%, 2/15/2026	16,880	19,371
5.38%, 9/1/2026	4,251	4,783
5.63%, 9/1/2028	10,285	11,892
Healthpeak Properties, Inc.
REIT, 3.25%, 7/15/2026	1,295	1,372
REIT, 3.00%, 1/15/2030	685	706
Hecla Mining Co. 6.88%, 5/1/2021	2,791	2,785
Herc Holdings, Inc. 5.50%, 7/15/2027(f)	7,778	8,126
Hertz Corp. (The)
7.63%, 6/1/2022(f)	1,824	1,881
6.25%, 10/15/2022	1,106	1,117
5.50%, 10/15/2024(f)	13,871	14,073
7.13%, 8/1/2026(f)	5,505	5,842
6.00%, 1/15/2028(f)	5,450	5,498
Hess Midstream Operations LP 5.63%, 2/15/2026(f)	1,315	1,376
Hexion, Inc. 7.88%, 7/15/2027(a)(f)	2,444	2,517
Hilcorp Energy I LP
5.00%, 12/1/2024(f)	1,369	1,246
5.75%, 10/1/2025(f)	320	289
6.25%, 11/1/2028(f)	2,000	1,780
Hillman Group, Inc. (The) 6.38%, 7/15/2022(a)(f)	865	809
Hill-Rom Holdings, Inc.
5.00%, 2/15/2025(f)	3,197	3,305
4.38%, 9/15/2027(a)(f)	4,013	4,095
Hilton Domestic Operating Co., Inc.
4.25%, 9/1/2024	375	381
5.13%, 5/1/2026	4,904	5,135
4.88%, 1/15/2030	1,473	1,558
Hilton Grand Vacations Borrower LLC 6.13%, 12/1/2024	2,845	3,065
Hilton Worldwide Finance LLC
4.63%, 4/1/2025	5,530	5,654
4.88%, 4/1/2027	2,719	2,862
Holly Energy Partners LP
6.00%, 8/1/2024(f)	1,650	1,724
5.00%, 2/1/2028(f)	1,435	1,458
Hologic, Inc. 4.38%, 10/15/2025(f)	7,396	7,532
Hughes Satellite Systems Corp.
5.25%, 8/1/2026	4,580	4,969
6.63%, 8/1/2026(a)	2,485	2,740
Huntington Bancshares, Inc.
7.00%, 12/15/2020	1,800	1,880
Series E, (ICE LIBOR USD 3 Month + 2.88%), 5.70%, 4/15/2023(e)(g)(h)	1,920	2,014
Huntsman International LLC 5.13%, 11/15/2022	5,105	5,456
Icahn Enterprises LP
5.88%, 2/1/2022	3,154	3,154
6.75%, 2/1/2024	800	830
4.75%, 9/15/2024(f)	2,865	2,933
6.38%, 12/15/2025(a)	2,340	2,443
6.25%, 5/15/2026	3,065	3,217
iHeartCommunications, Inc.
6.38%, 5/1/2026(a)	2,920	3,154
8.38%, 5/1/2027	6,901	7,505
5.25%, 8/15/2027(f)	3,190	3,326
0.00%, 12/15/2029‡(k)	4,183	—	(d)
ILFC E-Capital Trust I (USD Constant Maturity 30 Year + 1.55%, 14.50% Cap), 3.90%, 12/21/2065(e)(f)	7,148	5,683
ILFC E-Capital Trust II (US Treasury Yield Curve Rate T Note Constant Maturity 30 Year + 1.80%, 14.50% Cap), 4.15%, 12/21/2065(e)(f)	2,205	1,819
Infor US, Inc. 6.50%, 5/15/2022	21,485	21,570
Informatica LLC 7.13%, 7/15/2023(f)	4,200	4,242
International Business Machines Corp. 3.50%, 5/15/2029(a)	3,290	3,623
International Game Technology plc
6.50%, 2/15/2025(f)	9,688	10,923
6.25%, 1/15/2027(f)	4,129	4,635
Interstate Power & Light Co. 4.10%, 9/26/2028	1,540	1,751
IQVIA, Inc.
5.00%, 10/15/2026(f)	5,793	6,061
5.00%, 5/15/2027(f)	2,790	2,943
IRB Holding Corp. 6.75%, 2/15/2026(a)(f)	4,363	4,542
Iron Mountain, Inc. REIT, 5.75%, 8/15/2024	3,197	3,225

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
REIT, 4.88%, 9/15/2027(f)	5,611	5,779
REIT, 5.25%, 3/15/2028(f)	4,263	4,455
ITC Holdings Corp.
2.70%, 11/15/2022	308	314
3.35%, 11/15/2027	1,600	1,712
Jackson National Life Global Funding
(ICE LIBOR USD 3 Month + 0.31%), 2.20%, 3/16/2021(e)(f)	1,200	1,203
(SOFR + 0.60%), 2.15%, 1/6/2023(e)(f)	1,303	1,307
Jagged Peak Energy LLC 5.88%, 5/1/2026	1,315	1,354
James Hardie International Finance DAC 4.75%, 1/15/2025(f)	1,080	1,112
JB Poindexter & Co., Inc. 7.13%, 4/15/2026(f)	1,631	1,753
JBS USA LUX SA
5.88%, 7/15/2024(f)	3,968	4,075
5.75%, 6/15/2025(f)	5,467	5,661
6.75%, 2/15/2028(f)	3,302	3,659
6.50%, 4/15/2029(f)	5,243	5,872
JELD-WEN, Inc.
4.63%, 12/15/2025(f)	2,505	2,555
4.88%, 12/15/2027(f)	1,890	1,956
Jersey Central Power & Light Co. 4.30%, 1/15/2026(f)	1,235	1,372
Kaiser Aluminum Corp. 4.63%, 3/1/2028(f)	1,500	1,530
Kennedy-Wilson, Inc. 5.88%, 4/1/2024	1,247	1,278
Keurig Dr Pepper, Inc.
3.55%, 5/25/2021	750	768
2.55%, 9/15/2026	680	691
KeyCorp
5.10%, 3/24/2021	1,600	1,660
Series D, (ICE LIBOR USD 3 Month + 3.61%), 5.00%, 9/15/2026(e)(g)(h)	6,095	6,513
Kroger Co. (The) 3.88%, 10/15/2046	425	432
L Brands, Inc.
6.88%, 11/1/2035	137	137
6.75%, 7/1/2036	2,650	2,630
L3Harris Technologies, Inc. 2.90%, 12/15/2029	955	997
LABL Escrow Issuer LLC
6.75%, 7/15/2026(f)	9,270	9,956
10.50%, 7/15/2027(a)(f)	2,020	2,121
Ladder Capital Finance Holdings LLLP
REIT, 5.25%, 3/15/2022(f)	1,514	1,556
REIT, 5.25%, 10/1/2025(f)	1,937	1,990
Lamar Media Corp.
5.75%, 2/1/2026	1,998	2,105
3.75%, 2/15/2028(f)	895	901
4.00%, 2/15/2030(f)	630	635
Lamb Weston Holdings, Inc. 4.88%, 11/1/2026(f)	4,360	4,597
Lennar Corp.
8.38%, 1/15/2021	295	312
5.38%, 10/1/2022	600	642
4.50%, 4/30/2024	1,455	1,553
5.88%, 11/15/2024	2,770	3,120
5.25%, 6/1/2026	1,630	1,805
5.00%, 6/15/2027	535	593
Level 3 Financing, Inc.
5.63%, 2/1/2023	561	561
5.13%, 5/1/2023	3,136	3,151
5.38%, 1/15/2024	4,086	4,135
5.38%, 5/1/2025	10,443	10,783
5.25%, 3/15/2026	2,170	2,257
Liberty Interactive LLC 8.25%, 2/1/2030(a)	2,370	2,406
Liberty Mutual Group, Inc. 3.95%, 10/15/2050(f)	1,538	1,680
Live Nation Entertainment, Inc.
4.88%, 11/1/2024(f)	2,560	2,646
5.63%, 3/15/2026(f)	4,047	4,310
4.75%, 10/15/2027(f)	865	890
Lowe’s Cos., Inc.
3.65%, 4/5/2029	635	693
3.70%, 4/15/2046	690	735
LPL Holdings, Inc.
5.75%, 9/15/2025(f)	3,564	3,715
4.63%, 11/15/2027(f)	1,400	1,425
LTF Merger Sub, Inc. 8.50%, 6/15/2023(f)	5,407	5,501
Mallinckrodt International Finance SA
5.63%, 10/15/2023(f)	2,615	1,033
5.50%, 4/15/2025(f)	5,555	2,027
Manufacturers & Traders Trust Co. 2.05%, 8/17/2020	1,450	1,452
Marriott Ownership Resorts, Inc.
6.50%, 9/15/2026	8,128	8,798
4.75%, 1/15/2028(f)	438	448
Martin Midstream Partners LP 7.25%, 2/15/2021	3,546	3,262
Masonite International Corp.
5.75%, 9/15/2026(f)	2,890	3,064
5.38%, 2/1/2028(f)	1,680	1,768
MasTec, Inc. 4.88%, 3/15/2023	4,614	4,660
Matador Resources Co. 5.88%, 9/15/2026	1,977	1,935
Mattel, Inc.
3.15%, 3/15/2023	1,000	990
6.75%, 12/31/2025(f)	21,834	23,417
5.88%, 12/15/2027(f)	1,475	1,550
Mauser Packaging Solutions Holding Co.
5.50%, 4/15/2024(f)	8,072	8,318
7.25%, 4/15/2025(a)(f)	3,000	2,985
McDonald’s Corp.
3.70%, 2/15/2042	670	721
3.63%, 9/1/2049	680	725
Meredith Corp. 6.88%, 2/1/2026	6,430	6,617

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
MetLife, Inc.
Series C, (ICE LIBOR USD 3 Month + 3.58%), 5.25%, 6/15/2020(e)(g)(h)	12,884	12,981
Series D, (ICE LIBOR USD 3 Month + 2.96%), 5.87%, 3/15/2028(e)(g)(h)	10,075	11,392
6.40%, 12/15/2036	11,967	15,049
MGM Growth Properties Operating Partnership LP
REIT, 5.63%, 5/1/2024	1,490	1,625
REIT, 4.50%, 9/1/2026	995	1,035
REIT, 5.75%, 2/1/2027	4,882	5,431
REIT, 4.50%, 1/15/2028	555	573
MGM Resorts International
6.00%, 3/15/2023	11,330	12,431
5.75%, 6/15/2025	13,014	14,508
4.63%, 9/1/2026	3,676	3,857
5.50%, 4/15/2027(a)	5,765	6,342
Microsoft Corp. 3.45%, 8/8/2036	2,495	2,828
Midcontinent Communications 5.38%, 8/15/2027(f)	2,488	2,631
Mississippi Power Co. (ICE LIBOR USD 3 Month + 0.65%), 2.60%, 3/27/2020(e)	1,449	1,450
Mondelez International, Inc. 3.00%, 5/7/2020(a)	898	900
Morgan Stanley
Series H, (ICE LIBOR USD 3 Month + 3.61%), 5.44%, 4/15/2020(e)(g)(h)	14,143	14,214
Series J, (ICE LIBOR USD 3 Month + 3.81%), 5.55%, 7/15/2020(e)(g)(h)	8,388	8,508
5.75%, 1/25/2021	1,550	1,609
(SOFR + 1.15%), 2.72%, 7/22/2025(e)	1,330	1,368
(ICE LIBOR USD 3 Month + 1.34%), 3.59%, 7/22/2028(e)	1,280	1,385
Mosaic Co. (The) 4.05%, 11/15/2027(a)	320	343
Motors Liquidation Co.
6.75%, 5/1/2028‡(k)(l)	10	—
8.38%, 7/15/2033‡(k)	115	—
7.75%, 3/15/2036‡(k)	11	—
MPH Acquisition Holdings LLC 7.13%, 6/1/2024(a)(f)	6,229	6,034
MPLX LP
(ICE LIBOR USD 3 Month + 0.90%), 2.79%, 9/9/2021(e)	910	913
6.25%, 10/15/2022(f)	894	911
6.38%, 5/1/2024(f)	1,540	1,603
4.50%, 4/15/2038	680	704
MSCI, Inc. 5.38%, 5/15/2027(f)	6,475	7,017
MTS Systems Corp. 5.75%, 8/15/2027(f)	2,772	2,911
Mueller Water Products, Inc. 5.50%, 6/15/2026(f)	1,425	1,493
Nabors Industries Ltd. 7.25%, 1/15/2026(f)	2,395	2,398
Nabors Industries, Inc. 5.75%, 2/1/2025	3,930	3,223
National CineMedia LLC 5.88%, 4/15/2028(f)	1,130	1,180
National Rural Utilities Cooperative Finance Corp. (ICE LIBOR USD 3 Month + 3.63%), 5.25%, 4/20/2046(e)	3,053	3,378
Nationstar Mortgage Holdings, Inc.
8.13%, 7/15/2023(f)	2,707	2,862
9.13%, 7/15/2026(f)	2,360	2,621
6.00%, 1/15/2027(f)	450	458
Nationstar Mortgage LLC
6.50%, 7/1/2021	908	908
6.50%, 6/1/2022	2,678	2,678
Navient Corp. 5.00%, 3/15/2027	1,330	1,327
NCR Corp.
5.75%, 9/1/2027(f)	5,769	6,145
6.13%, 9/1/2029(f)	5,370	5,860
Neiman Marcus Group Ltd. LLC
14.00% (Blend (cash 8.00% + PIK 6.00%)), 4/25/2024(f)(i)	7,942	4,065
8.00%, 10/25/2024(f)	7,847	2,550
8.75%, 10/25/2024(f)	5,573	1,839
Netflix, Inc.
4.38%, 11/15/2026(a)	2,786	2,928
4.88%, 4/15/2028(a)	7,150	7,651
5.88%, 11/15/2028	7,453	8,393
5.38%, 11/15/2029(f)	2,603	2,833
4.88%, 6/15/2030(f)	1,805	1,883
Nevada Power Co. Series BB, 2.75%, 4/15/2020	817	818
New Albertsons LP
7.75%, 6/15/2026	1,535	1,650
6.63%, 6/1/2028	613	604
7.45%, 8/1/2029	392	415
8.00%, 5/1/2031	3,108	3,395
New York Life Global Funding
(ICE LIBOR USD 3 Month + 0.16%), 2.07%, 10/1/2020(e)(f)	175	175
(ICE LIBOR USD 3 Month + 0.32%), 2.23%, 8/6/2021(e)(f)	1,310	1,313
(ICE LIBOR USD 3 Month + 0.28%), 2.10%, 1/21/2022(e)(f)	1,460	1,465
Newell Brands, Inc.
4.20%, 4/1/2026(a)(j)	5,225	5,459
5.38%, 4/1/2036(j)	585	644

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Newfield Exploration Co.
5.63%, 7/1/2024	2,010	2,219
5.38%, 1/1/2026	1,515	1,662
Newmont Corp. 3.63%, 6/9/2021	787	803
Nexstar Broadcasting, Inc.
5.63%, 8/1/2024(f)	2,155	2,241
5.63%, 7/15/2027(f)	10,142	10,688
NextEra Energy Capital Holdings, Inc.
(ICE LIBOR USD 3 Month + 0.48%), 2.38%, 5/4/2021(e)	345	346
(ICE LIBOR USD 3 Month + 3.16%), 5.65%, 5/1/2079(e)	5,063	5,670
NextEra Energy Operating Partners LP
4.25%, 7/15/2024(f)	1,811	1,889
4.25%, 9/15/2024(f)	637	663
4.50%, 9/15/2027(f)	986	1,028
Nielsen Co. Luxembourg SARL (The) 5.00%, 2/1/2025(a)(f)	914	930
Nielsen Finance LLC 5.00%, 4/15/2022(f)	13,712	13,781
NiSource, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.84%), 5.65%, 6/15/2023(e)(g)(h)	2,492	2,604
Noble Energy, Inc. 3.85%, 1/15/2028	650	687
Noble Holding International Ltd.
6.20%, 8/1/2040	1,121	381
5.25%, 3/15/2042	915	293
8.95%, 4/1/2045(j)	410	168
Norfolk Southern Corp. 2.55%, 11/1/2029	940	963
Northwestern Mutual Life Insurance Co. (The) 3.85%, 9/30/2047(f)	320	357
Novelis Corp.
5.88%, 9/30/2026(f)	3,615	3,832
4.75%, 1/30/2030(f)	4,170	4,178
NRG Energy, Inc.
7.25%, 5/15/2026	2,340	2,533
6.63%, 1/15/2027	7,041	7,569
5.75%, 1/15/2028	880	947
5.25%, 6/15/2029(f)	1,892	2,039
Nuance Communications, Inc. 5.63%, 12/15/2026	3,789	4,031
NuStar Logistics LP
6.00%, 6/1/2026	992	1,044
5.63%, 4/28/2027	2,195	2,261
Oasis Petroleum, Inc.
6.88%, 3/15/2022(a)	5,782	5,551
6.88%, 1/15/2023(a)	1,505	1,424
6.25%, 5/1/2026(a)(f)	4,347	3,314
Occidental Petroleum Corp. 3.50%, 8/15/2029(a)	1,340	1,384
Oceaneering International, Inc. 6.00%, 2/1/2028	1,175	1,125
ONEOK, Inc. 3.40%, 9/1/2029	685	701
Oracle Corp.
3.90%, 5/15/2035(a)	535	618
3.85%, 7/15/2036	610	698
Outfront Media Capital LLC
5.63%, 2/15/2024	1,650	1,684
5.00%, 8/15/2027(f)	2,982	3,123
Owens-Brockway Glass Container, Inc.
5.00%, 1/15/2022(f)	810	838
6.38%, 8/15/2025(a)(f)	1,084	1,209
Panther BF Aggregator 2 LP 6.25%, 5/15/2026(f)	4,076	4,372
Par Pharmaceutical, Inc. 7.50%, 4/1/2027(f)	4,796	4,880
Parsley Energy LLC
5.38%, 1/15/2025(f)	2,925	3,009
5.25%, 8/15/2025(f)	4,950	5,074
5.63%, 10/15/2027(f)	904	958
PBF Holding Co. LLC
7.00%, 11/15/2023	1,431	1,475
6.00%, 2/15/2028(f)	3,215	3,287
PBF Logistics LP 6.88%, 5/15/2023	1,254	1,290
Peabody Energy Corp.
6.00%, 3/31/2022(a)(f)	502	465
6.38%, 3/31/2025(a)(f)	1,130	938
Pennsylvania Electric Co. 3.60%, 6/1/2029(f)	635	691
Penske Automotive Group, Inc. 5.50%, 5/15/2026	5,777	5,979
Penske Truck Leasing Co. LP 3.38%, 2/1/2022(f)	770	790
Performance Food Group, Inc. 5.50%, 10/15/2027(f)	4,211	4,432
PetSmart, Inc.
7.13%, 3/15/2023(f)	9,130	9,096
5.88%, 6/1/2025(f)	10,344	10,654
8.88%, 6/1/2025(a)(f)	2,365	2,430
PGT Innovations, Inc. 6.75%, 8/1/2026(a)(f)	2,080	2,226
Philip Morris International, Inc. 3.38%, 8/15/2029(a)	1,300	1,405
Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026(a)(f)	10,815	10,112
Pilgrim’s Pride Corp.
5.75%, 3/15/2025(f)	5,329	5,476
5.88%, 9/30/2027(f)	2,116	2,244
Plains All American Pipeline LP Series B, (ICE LIBOR USD 3 Month + 4.11%), 6.13%, 11/15/2022(e)(g)(h)	825	764
Plantronics, Inc. 5.50%, 5/31/2023(f)	7,166	6,915
PNC Financial Services Group, Inc. (The)

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Series R, (ICE LIBOR USD 3 Month + 3.04%), 4.85%, 6/1/2023(e)(g)(h)	8,222	8,574
Series S, (ICE LIBOR USD 3 Month + 3.30%), 5.00%, 11/1/2026(e)(g)(h)	4,756	5,133
Polaris Intermediate Corp. 8.50% (cash), 12/1/2022(f)(i)	3,361	3,136
Post Holdings, Inc.
5.50%, 3/1/2025(f)	7,164	7,421
5.00%, 8/15/2026(f)	2,728	2,817
5.75%, 3/1/2027(f)	2,730	2,880
5.63%, 1/15/2028(f)	1,470	1,554
5.50%, 12/15/2029(f)	1,875	1,985
Presidio Holdings, Inc. 4.88%, 2/1/2027(f)	905	905
Prestige Brands, Inc.
6.38%, 3/1/2024(a)(f)	3,220	3,321
5.13%, 1/15/2028(f)	900	940
Pricoa Global Funding I 2.20%, 6/3/2021(f)	176	177
Prime Security Services Borrower LLC
9.25%, 5/15/2023(f)	3,071	3,217
5.25%, 4/15/2024(f)	2,327	2,426
5.75%, 4/15/2026(a)(f)	8,426	8,889
Progressive Corp. (The) Series B, (ICE LIBOR USD 3 Month + 2.54%), 5.38%, 3/15/2023(e)(g)(h)	5,340	5,620
Protective Life Global Funding 2.92%, 4/15/2022(f)	1,021	1,047
Prudential Financial, Inc.
(ICE LIBOR USD 3 Month + 4.18%), 5.87%, 9/15/2042(e)	8,461	9,096
(ICE LIBOR USD 3 Month + 3.92%), 5.63%, 6/15/2043(e)	25,119	27,165
PTC, Inc.
3.63%, 2/15/2025(f)(m)	940	947
4.00%, 2/15/2028(f)(m)	820	828
QEP Resources, Inc.
5.38%, 10/1/2022	1,144	1,147
5.25%, 5/1/2023	1,072	1,029
5.63%, 3/1/2026(a)	1,350	1,204
Qorvo, Inc. 5.50%, 7/15/2026	3,537	3,740
Quicken Loans, Inc.
5.75%, 5/1/2025(f)	4,479	4,636
5.25%, 1/15/2028(f)	4,925	5,097
Qwest Corp. 7.25%, 9/15/2025(a)	325	374
Radian Group, Inc.
4.50%, 10/1/2024	2,265	2,413
4.88%, 3/15/2027	1,859	1,966
Rain CII Carbon LLC 7.25%, 4/1/2025(f)	4,225	4,183
Range Resources Corp. 4.88%, 5/15/2025(a)	4,485	3,487
RBS Global, Inc. 4.88%, 12/15/2025(f)	1,560	1,595
Refinitiv US Holdings, Inc.
6.25%, 5/15/2026(f)	2,627	2,834
8.25%, 11/15/2026(f)	3,869	4,304
Reliance Standard Life Global Funding II 2.15%, 1/21/2023(a)(f)	365	368
Republic Services, Inc. 5.00%, 3/1/2020	1,400	1,403
Revlon Consumer Products Corp. 6.25%, 8/1/2024	2,027	922
Reynolds Group Issuer, Inc. 5.75%, 10/15/2020	9,425	9,446
RHP Hotel Properties LP REIT, 5.00%, 4/15/2023	3,363	3,422
Rite Aid Corp. 6.13%, 4/1/2023(f)	7,680	7,008
Rockwell Collins, Inc. 3.50%, 3/15/2027	1,910	2,083
Ryder System, Inc. 2.88%, 9/1/2020	867	871
Ryman Hospitality Properties, Inc. REIT, 4.75%, 10/15/2027(f)	4,012	4,172
Sabre GLBL, Inc.
5.38%, 4/15/2023(f)	6,087	6,194
5.25%, 11/15/2023(f)	2,152	2,203
SBA Communications Corp.
REIT, 4.00%, 10/1/2022	314	320
REIT, 4.88%, 9/1/2024	3,980	4,114
Schlumberger Holdings Corp. 3.90%, 5/17/2028(f)	635	685
Scientific Games International, Inc. 5.00%, 10/15/2025(f)	6,792	6,985
Scotts Miracle-Gro Co. (The)
5.25%, 12/15/2026	2,180	2,322
4.50%, 10/15/2029(f)	640	661
Scripps Escrow, Inc. 5.88%, 7/15/2027(f)	880	922
Sealed Air Corp.
5.25%, 4/1/2023(f)	633	673
5.13%, 12/1/2024(f)	355	383
Sensata Technologies BV
4.88%, 10/15/2023(f)	4,531	4,825
5.63%, 11/1/2024(f)	1,825	2,017
5.00%, 10/1/2025(f)	895	969
Sensata Technologies UK Financing Co. plc 6.25%, 2/15/2026(f)	12,061	12,666
Service Corp. International
8.00%, 11/15/2021	1,240	1,364
5.38%, 5/15/2024	6,180	6,333
7.50%, 4/1/2027	2,735	3,323
4.63%, 12/15/2027	825	863
5.13%, 6/1/2029	2,457	2,616
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	3,290	3,463

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Sinclair Television Group, Inc.
5.63%, 8/1/2024(f)	3,933	4,046
5.88%, 3/15/2026(a)(f)	205	215
5.13%, 2/15/2027(a)(f)	2,890	2,959
Sirius XM Radio, Inc.
4.63%, 5/15/2023(f)	2,336	2,356
4.63%, 7/15/2024(f)	3,140	3,256
5.38%, 4/15/2025(f)	8,871	9,149
5.38%, 7/15/2026(f)	7,266	7,664
5.00%, 8/1/2027(f)	7,829	8,221
5.50%, 7/1/2029(f)	1,642	1,767
Six Flags Entertainment Corp.
4.88%, 7/31/2024(a)(f)	3,845	3,936
5.50%, 4/15/2027(a)(f)	874	908
SM Energy Co.
5.63%, 6/1/2025(a)	3,980	3,602
6.75%, 9/15/2026(a)	968	879
6.63%, 1/15/2027(a)	3,281	2,969
Solera LLC 10.50%, 3/1/2024(f)	2,308	2,441
Southern California Edison Co. Series E, 3.70%, 8/1/2025	1,275	1,384
Southwestern Electric Power Co. Series M, 4.10%, 9/15/2028	1,540	1,725
Southwestern Energy Co.
6.20%, 1/23/2025(a)(j)	2,409	2,006
7.50%, 4/1/2026(a)	1,165	972
7.75%, 10/1/2027(a)	1,165	967
Spectrum Brands, Inc.
6.13%, 12/15/2024	3,812	3,932
5.75%, 7/15/2025	6,763	7,025
5.00%, 10/1/2029(f)	2,486	2,583
Springleaf Finance Corp.
7.75%, 10/1/2021	854	919
6.13%, 5/15/2022	1,830	1,949
5.63%, 3/15/2023(a)	4,267	4,566
6.13%, 3/15/2024	1,060	1,150
6.88%, 3/15/2025	2,110	2,379
7.13%, 3/15/2026	8,673	9,951
6.63%, 1/15/2028	5,378	6,050
5.38%, 11/15/2029	1,405	1,461
Sprint Capital Corp. 8.75%, 3/15/2032	20,354	22,542
Sprint Communications, Inc. 11.50%, 11/15/2021	305	340
Sprint Corp.
7.25%, 9/15/2021	1,006	1,055
7.88%, 9/15/2023(a)	18,616	19,777
7.13%, 6/15/2024	6,327	6,535
7.63%, 2/15/2025	32,781	34,125
7.63%, 3/1/2026	30,103	31,417
Sprint eWireless, Inc. 7.00%, 3/1/2020(k)	2,186	—	(d)
SPX FLOW, Inc.
5.63%, 8/15/2024(f)	1,969	2,048
5.88%, 8/15/2026(f)	2,175	2,300
SRC Energy, Inc. 6.25%, 12/1/2025	212	214
SS&C Technologies, Inc. 5.50%, 9/30/2027(f)	8,073	8,540
Standard Industries, Inc.
6.00%, 10/15/2025(f)	3,115	3,251
5.00%, 2/15/2027(f)	837	873
4.75%, 1/15/2028(f)	8,598	8,818
Staples, Inc.
7.50%, 4/15/2026(f)	13,030	13,348
10.75%, 4/15/2027(a)(f)	7,739	7,865
State Street Corp.
Series F, (ICE LIBOR USD 3 Month + 3.60%), 5.25%, 9/15/2020(e)(g)(h)	1,650	1,681
Series H, (ICE LIBOR USD 3 Month + 2.54%), 5.63%, 12/15/2023(e)(g)(h)	2,460	2,614
Station Casinos LLC
5.00%, 10/1/2025(f)	2,690	2,753
4.50%, 2/15/2028(f)	3,500	3,495
Steel Dynamics, Inc.
5.25%, 4/15/2023	780	793
4.13%, 9/15/2025	1,440	1,481
5.00%, 12/15/2026	1,085	1,162
Stevens Holding Co., Inc. 6.13%, 10/1/2026(f)	1,940	2,124
Summit Materials LLC
6.13%, 7/15/2023	1,475	1,490
5.13%, 6/1/2025(f)	1,270	1,298
Summit Midstream Holdings LLC
5.50%, 8/15/2022	1,559	1,371
5.75%, 4/15/2025	3,155	2,427
Sunoco Logistics Partners Operations LP 4.00%, 10/1/2027	1,315	1,379
Sunoco LP
4.88%, 1/15/2023	1,540	1,580
5.50%, 2/15/2026	931	958
6.00%, 4/15/2027	2,890	3,049
5.88%, 3/15/2028(a)	423	450
Tallgrass Energy Partners LP
5.50%, 9/15/2024(f)	2,040	2,060
5.50%, 1/15/2028(f)	710	710
Targa Resources Partners LP
4.25%, 11/15/2023(a)	2,888	2,912
6.75%, 3/15/2024	9,065	9,359
5.13%, 2/1/2025	2,869	2,955
5.88%, 4/15/2026	4,223	4,455
6.50%, 7/15/2027	3,538	3,856
5.00%, 1/15/2028	1,745	1,776
6.88%, 1/15/2029	1,906	2,100
Team Health Holdings, Inc. 6.38%, 2/1/2025(a)(f)	7,717	4,534
TECO Finance, Inc. 5.15%, 3/15/2020	1,524	1,530
TEGNA, Inc.
6.38%, 10/15/2023	7,080	7,234
5.50%, 9/15/2024(a)(f)	725	747
4.63%, 3/15/2028(f)	1,820	1,829

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Teleflex, Inc. 4.88%, 6/1/2026	368	384
Tempur Sealy International, Inc.
5.63%, 10/15/2023	4,942	5,084
5.50%, 6/15/2026	9,236	9,679
Tenet Healthcare Corp.
6.75%, 6/15/2023(a)	10,800	11,745
4.63%, 7/15/2024	4,053	4,154
4.63%, 9/1/2024(f)	1,018	1,049
5.13%, 5/1/2025	6,321	6,432
7.00%, 8/1/2025(a)	870	901
4.88%, 1/1/2026(f)	21,096	21,940
6.25%, 2/1/2027(f)	19,083	20,182
5.13%, 11/1/2027(f)	7,816	8,226
Tennant Co. 5.63%, 5/1/2025	4,377	4,568
Tenneco, Inc. 5.00%, 7/15/2026(a)	4,155	3,812
Terex Corp. 5.63%, 2/1/2025(a)(f)	5,590	5,758
Terraform Global Operating LLC 6.13%, 3/1/2026(a)(f)	1,712	1,785
TerraForm Power Operating LLC
4.25%, 1/31/2023(f)	1,869	1,921
5.00%, 1/31/2028(f)	1,839	1,986
Texas Competitive Electric Holdings Co. LLC 8.50%, 5/1/2020‡(k)	29,250	3
Thermo Fisher Scientific, Inc. 2.60%, 10/1/2029(a)	1,115	1,132
T-Mobile US, Inc. 4.50%, 2/1/2026‡	1,188	—	(d)
T-Mobile USA, Inc.
6.00%, 3/1/2023	1,598	1,627
6.00%, 3/1/2023‡	1,598	—	(d)
6.50%, 1/15/2024	665	683
6.50%, 1/15/2024‡	665	—	(d)
6.38%, 3/1/2025	2,030	2,095
6.38%, 3/1/2025‡	5,377	—	(d)
5.13%, 4/15/2025	1,704	1,755
5.13%, 4/15/2025‡	1,704	—	(d)
6.50%, 1/15/2026	17,580	18,748
6.50%, 1/15/2026‡	17,335	—	(d)
4.50%, 2/1/2026	10,879	11,188
4.75%, 2/1/2028	17,516	18,633
4.75%, 2/1/2028‡	2,933	—	(d)
Toyota Motor Credit Corp. (SOFR + 0.40%), 1.98%, 10/23/2020(e)	1,988	1,990
TransDigm, Inc.
6.50%, 7/15/2024	3,961	4,089
6.50%, 5/15/2025	1,650	1,716
6.25%, 3/15/2026(f)	8,380	9,038
Transocean Guardian Ltd. 5.88%, 1/15/2024(f)	1,717	1,753
Transocean Pontus Ltd. 6.13%, 8/1/2025(f)	4,847	4,993
Transocean Poseidon Ltd. 6.88%, 2/1/2027(f)	2,486	2,598
Transocean Proteus Ltd. 6.25%, 12/1/2024(f)	431	443
Transocean, Inc.
9.00%, 7/15/2023(f)	902	970
7.25%, 11/1/2025(f)	3,541	3,337
7.50%, 1/15/2026(f)	2,710	2,554
7.50%, 4/15/2031	809	589
TreeHouse Foods, Inc. 6.00%, 2/15/2024(f)	4,010	4,120
TriMas Corp. 4.88%, 10/15/2025(f)	2,315	2,373
Trinseo Materials Operating SCA 5.38%, 9/1/2025(a)(f)	8,920	8,361
Triumph Group, Inc.
6.25%, 9/15/2024(f)	545	564
7.75%, 8/15/2025(a)	1,670	1,631
Tronox Finance plc 5.75%, 10/1/2025(f)	1,222	1,207
Tronox, Inc. 6.50%, 4/15/2026(a)(f)	1,755	1,746
Truist Financial Corp.
3.20%, 9/3/2021(a)	1,050	1,074
Series N, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 4.80%, 9/1/2024(e)(g)(h)	4,260	4,393
Series L, (ICE LIBOR USD 3 Month + 3.10%), 5.05%, 12/15/2024(e)(g)(h)	3,398	3,500
Series M, (ICE LIBOR USD 3 Month + 2.79%), 5.13%, 12/15/2027(e)(g)(h)	8,713	9,170
UDR, Inc. REIT, 3.00%, 8/15/2031	1,355	1,406
Ultra Resources, Inc. 11.00% (Blend (cash 9.00% + PIK 2.00%)), 7/12/2024(i)	8,293	1,195
United Airlines Holdings, Inc.
5.00%, 2/1/2024(a)	2,404	2,551
4.88%, 1/15/2025(a)	2,345	2,474
United Rentals North America, Inc.
5.50%, 7/15/2025	3,281	3,395
4.63%, 10/15/2025	8,030	8,206
5.88%, 9/15/2026	931	990
6.50%, 12/15/2026	8,158	8,861
5.50%, 5/15/2027	8,520	9,051
4.88%, 1/15/2028	4,455	4,644
5.25%, 1/15/2030(a)	2,500	2,684
United States Cellular Corp. 6.70%, 12/15/2033(a)	1,860	2,108
United States Steel Corp.
6.88%, 8/15/2025(a)	808	729
6.25%, 3/15/2026(a)	2,223	1,877

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Uniti Group LP
REIT, 6.00%, 4/15/2023(a)(f)	2,600	2,489
REIT, 8.25%, 10/15/2023(a)	2,020	1,636
REIT, 7.13%, 12/15/2024(f)	55	44
Valaris plc
7.75%, 2/1/2026(a)	374	189
5.75%, 10/1/2044(a)	2,122	875
Venator Finance SARL 5.75%, 7/15/2025(f)	3,375	3,088
Ventas Realty LP REIT, 5.70%, 9/30/2043	150	200
Verizon Communications, Inc.
4.60%, 4/1/2021	1,300	1,344
4.40%, 11/1/2034	1,185	1,420
4.27%, 1/15/2036	1,190	1,398
3.85%, 11/1/2042	1,275	1,434
ViacomCBS, Inc.
(ICE LIBOR USD 3 Month + 3.90%), 5.87%, 2/28/2057(e)	5,029	5,284
(ICE LIBOR USD 3 Month + 3.90%), 6.25%, 2/28/2057(e)	10,033	11,276
VICI Properties 1 LLC REIT, 8.00%, 10/15/2023	6,263	6,763
VICI Properties LP
REIT, 3.50%, 2/15/2025(f)	1,195	1,216
REIT, 4.25%, 12/1/2026(f)	6,819	6,999
REIT, 3.75%, 2/15/2027(f)	1,875	1,884
REIT, 4.63%, 12/1/2029(f)	4,688	4,899
REIT, 4.13%, 8/15/2030(f)	1,620	1,644
Vista Outdoor, Inc. 5.88%, 10/1/2023(a)	7,094	6,965
Vistra Energy Corp. 5.88%, 6/1/2023	3,604	3,667
Vistra Operations Co. LLC
5.50%, 9/1/2026(f)	212	220
5.63%, 2/15/2027(a)(f)	5,915	6,152
VOC Escrow Ltd. 5.00%, 2/15/2028(f)	2,198	2,275
Voya Financial, Inc. (ICE LIBOR USD 3 Month + 3.58%), 5.65%, 5/15/2053(e)	1,936	2,057
W&T Offshore, Inc. 9.75%, 11/1/2023(f)	4,630	4,384
Wabash National Corp. 5.50%, 10/1/2025(f)	3,730	3,693
Walt Disney Co. (The) 5.65%, 8/15/2020	401	409
Welbilt, Inc. 9.50%, 2/15/2024	2,435	2,563
Wells Fargo & Co.
3.75%, 1/24/2024(a)	2,550	2,724
Series S, (ICE LIBOR USD 3 Month + 3.11%), 5.90%, 6/15/2024(e)(g)(h)	15,983	17,372
Series U, (ICE LIBOR USD 3 Month + 3.99%), 5.87%, 6/15/2025(e)(g)(h)	8,919	10,075
(ICE LIBOR USD 3 Month + 1.17%), 3.20%, 6/17/2027(e)	665	700
Wells Fargo Bank NA (ICE LIBOR USD 3 Month + 0.38%), 2.27%, 5/21/2021(e)	1,770	1,772
Welltower, Inc. REIT, 4.13%, 3/15/2029	1,870	2,098
WESCO Distribution, Inc. 5.38%, 6/15/2024	2,287	2,361
Western Digital Corp. 4.75%, 2/15/2026(a)	8,222	8,777
Whiting Petroleum Corp.
5.75%, 3/15/2021	2,310	2,160
6.25%, 4/1/2023(a)	2,140	1,498
6.63%, 1/15/2026(a)	6,703	3,753
William Carter Co. (The) 5.63%, 3/15/2027(f)	7,290	7,763
Windstream Services LLC
9.00%, 6/30/2025(f)(k)	15,731	5,978
8.63%, 10/31/2025(a)(f)(j)	2,498	2,435
Wisconsin Power & Light Co. 4.60%, 6/15/2020	1,879	1,897
WMG Acquisition Corp.
5.00%, 8/1/2023(f)	1,420	1,448
4.88%, 11/1/2024(f)	930	958
5.50%, 4/15/2026(f)	3,018	3,177
Wolverine Escrow LLC
9.00%, 11/15/2026(f)	9,775	10,153
13.13%, 11/15/2027(a)(f)	1,855	1,911
WPX Energy, Inc.
8.25%, 8/1/2023	720	831
5.75%, 6/1/2026	3,249	3,403
WR Grace & Co.-Conn. 5.63%, 10/1/2024(f)	1,010	1,113
Wyndham Destinations, Inc.
4.25%, 3/1/2022	162	166
5.40%, 4/1/2024(j)	1,513	1,615
6.35%, 10/1/2025(j)	1,258	1,410
5.75%, 4/1/2027(j)	1,602	1,748
Wynn Las Vegas LLC 5.50%, 3/1/2025(a)(f)	14,248	14,854
Wynn Resorts Finance LLC 5.13%, 10/1/2029(f)	8,090	8,393
Xcel Energy, Inc. 2.40%, 3/15/2021	750	755
Xerox Corp. 4.12%, 3/15/2023(j)	2,347	2,431
XPO Logistics, Inc.
6.50%, 6/15/2022(f)	2,310	2,350
6.13%, 9/1/2023(a)(f)	4,967	5,135
6.75%, 8/15/2024(f)	4,161	4,510

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)		Value (000)
Yum! Brands, Inc. 4.75%, 1/15/2030(f)	1,834		1,956
Zayo Group LLC
6.00%, 4/1/2023	5,695		5,816
6.38%, 5/15/2025	8,588		8,777
Zoetis, Inc.
3.00%, 9/12/2027	1,325		1,392
3.90%, 8/20/2028	1,240		1,388

			3,810,382

TOTAL CORPORATE BONDS (Cost $4,494,214)			4,608,112

COLLATERALIZED MORTGAGE OBLIGATIONS — 6.0%
Bermuda — 0.1%
Bellemeade Re Ltd.
Series 2018-3A, Class M1B, 3.51%, 10/25/2028‡(f)(l)	1,486		1,494
Series 2018-3A, Class M2, 4.41%, 10/25/2028‡(f)(l)	1,365		1,386
Series 2019-1A, Class M2, 4.36%, 3/25/2029‡(f)(l)	1,000		1,003
Eagle RE Ltd.
Series 2019-1, Class M1B, 3.46%, 4/25/2029‡(f)(l)	810		813
Series 2019-1, Class M2, 4.96%, 4/25/2029‡(f)(l)	1,980		2,028

			6,724

United States — 5.9%
Adjustable Rate Mortgage Trust
Series 2004-2, Class 6A1, 4.17%, 2/25/2035(l)	1,829		1,865
Series 2004-4, Class 4A1, 4.05%, 3/25/2035(l)	3,252		3,330
Series 2005-2, Class 3A1, 4.19%, 6/25/2035(l)	793		802
Alternative Loan Trust
Series 2004-16CB, Class 2A1, 5.00%, 8/25/2019	—	(d)	—	(d)
Series 2005-50CB, Class 4A1, 5.00%, 11/25/2020	11		11
Series 2005-J11, Class 5A1, 5.50%, 11/25/2020	192		192
Series 2005-85CB, Class 3A2, 5.25%, 2/25/2021	263		259
Series 2007-25, Class 2A1, 6.00%, 11/25/2022	83		78
Series 2005-J6, Class 2A1, 5.50%, 7/25/2025	161		159
Series 2006-J3, Class 4A1, 5.75%, 5/25/2026	385		346
Series 2005-J1, Class 3A1, 6.50%, 8/25/2032	85		88
Series 2004-12CB, Class 2A1, 6.00%, 6/25/2034	427		439
Series 2005-J3, Class 3A1, 6.50%, 9/25/2034	19		19
Series 2004-25CB, Class A1, 6.00%, 12/25/2034	5,192		5,281
Series 2004-27CB, Class A1, 6.00%, 12/25/2034	332		332
Series 2004-28CB, Class 2A4, 5.75%, 1/25/2035	490		501
Series 2004-28CB, Class 6A1, 6.00%, 1/25/2035	918		946
Series 2004-32CB, Class 2A5, 5.50%, 2/25/2035	3,139		3,253
Series 2005-3CB, Class 1A4, 5.25%, 3/25/2035	80		81
Series 2005-3CB, Class 1A13, 5.50%, 3/25/2035	9,578		9,816
Series 2005-J2, Class 1A5, 2.16%, 4/25/2035(l)	5,986		5,097
Series 2005-6CB, Class 1A4, 5.50%, 4/25/2035	3,905		3,915
Series 2005-6CB, Class 1A6, 5.50%, 4/25/2035	458		469
Series 2005-10CB, Class 1A5, 5.50%, 5/25/2035	3,932		3,841
Series 2005-10CB, Class 1A8, 5.50%, 5/25/2035	2,263		2,317
Series 2005-13CB, Class A4, 5.50%, 5/25/2035	1,682		1,689
Series 2005-21CB, Class A4, 5.25%, 6/25/2035	846		827
Series 2005-21CB, Class A17, 6.00%, 6/25/2035	3,765		3,810
Series 2005-20CB, Class 1A1, 5.50%, 7/25/2035	191		184
Series 2005-23CB, Class A15, 5.50%, 7/25/2035	1,932		1,944
Series 2005-64CB, Class 1A1, 5.50%, 12/25/2035	726		724
Series 2005-64CB, Class 1A15, 5.50%, 12/25/2035	1,840		1,834
Series 2005-J14, Class A3, 5.50%, 12/25/2035	364		309
Series 2005-J14, Class A7, 5.50%, 12/25/2035	1,936		1,646
Series 2005-J14, Class A8, 5.50%, 12/25/2035	1,605		1,365
Series 2005-86CB, Class A4, 5.50%, 2/25/2036	445		388
Series 2006-J1, Class 1A13, 5.50%, 2/25/2036	168		152
Series 2005-80CB, Class 5A1, 6.00%, 2/25/2036	5,432		5,558
Series 2006-4CB, Class 2A5, 5.50%, 4/25/2036	996		977
Series 2006-14CB, Class A1, 6.00%, 6/25/2036	1,633		1,293

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Series 2006-19CB, Class A15, 6.00%, 8/25/2036	637	554
Series 2006-25CB, Class A2, 6.00%, 10/25/2036	298	249
Series 2006-41CB, Class 2A13, 5.75%, 1/25/2037	3,235	2,673
Series 2007-8CB, Class A9, 6.00%, 5/25/2037	213	181
Series 2007-19, Class 1A8, 6.00%, 8/25/2037	182	148
American Home Mortgage Investment Trust
Series 2007-2, Class 12A1, 1.93%, 3/25/2037(l)	5,790	3,517
Series 2005-1, Class 6A, 3.92%, 6/25/2045(l)	193	198
Angel Oak Mortgage Trust Series 2019-3, Class B1, 4.10%, 5/25/2059‡(f)(l)	7,000	7,051
Angel Oak Mortgage Trust I LLC
Series 2018-2, Class A1, 3.67%, 7/27/2048(f)(l)	7,799	7,892
Series 2018-3, Class A1, 3.65%, 9/25/2048(f)(l)	5,489	5,568
Series 2019-2, Class B1, 5.02%, 3/25/2049‡(f)(l)	4,000	4,104
Series 2019-4, Class A3, 3.30%, 7/26/2049(f)(l)	5,477	5,515
Antler Mortgage Trust Series 2018-RTL1, Class A1, 4.34%, 7/25/2022(f)	6,760	6,769
Arroyo Mortgage Trust
Series 2018-1, Class A1, 3.76%, 4/25/2048(f)(l)	6,436	6,517
Series 2019-3, Class M1, 4.20%, 10/25/2048‡(f)(l)	3,000	3,074
Banc of America Alternative Loan Trust
Series 2005-3, Class 2A1, 5.50%, 4/25/2020	6	6
Series 2005-12, Class 5A1, 5.25%, 1/25/2021	115	110
Series 2006-4, Class 2A1, 6.00%, 5/25/2021	4	4
Series 2005-11, Class 4A5, 5.75%, 12/25/2035	639	599
Series 2006-4, Class 3CB4, 6.00%, 5/25/2046	745	745
Series 2006-4, Class 4CB1, 6.50%, 5/25/2046	2,633	2,735
Series 2006-5, Class CB7, 6.00%, 6/25/2046	465	465
Banc of America Funding Trust
Series 2007-4, Class 8A1, 5.50%, 11/25/2034	52	45
Series 2005-6, Class 1A2, 5.50%, 10/25/2035	2,118	2,020
Series 2005-7, Class 4A7, 6.00%, 11/25/2035	393	396
Series 2006-A, Class 1A1, 4.40%, 2/20/2036(l)	960	966
Series 2006-2, Class 2A20, 5.75%, 3/25/2036	505	499
Series 2007-5, Class 4A1, 2.03%, 7/25/2037(l)	3,935	2,631
Banc of America Mortgage Trust
Series 2004-A, Class 2A2, 4.46%, 2/25/2034(l)	456	464
Series 2007-3, Class 1A1, 6.00%, 9/25/2037	283	285
Bear Stearns ALT-A Trust Series 2006-8, Class 3A1, 1.82%, 2/25/2034(l)	320	310
Bear Stearns Asset-Backed Securities I Trust Series 2004-AC5, Class M1, 2.67%, 10/25/2034‡(l)	417	65
Chase Mortgage Finance Trust
Series 2007-A2, Class 3A1, 4.51%, 6/25/2035(l)	5,610	5,754
Series 2006-S3, Class 1A2, 6.00%, 11/25/2036	1,329	984
Series 2006-S4, Class A5, 6.00%, 12/25/2036	992	745
Series 2007-S2, Class 1A8, 6.00%, 3/25/2037	267	212
CHL GMSR Issuer Trust
Series 2018-GT1, Class A, 4.41%, 5/25/2023(f)(l)	4,530	4,543
Series 2018-GT1, Class B, 5.16%, 5/25/2023‡(f)(l)	795	796
CHL Mortgage Pass-Through Trust
Series 2005-20, Class A7, 5.25%, 12/25/2027	150	137
Series 2004-25, Class 2A1, 2.34%, 2/25/2035(l)	3,109	3,029
Series 2005-26, Class 1A11, 5.50%, 11/25/2035	2,145	1,985
Series 2005-31, Class 2A1, 3.33%, 1/25/2036(l)	1,055	1,013
Series 2005-30, Class A5, 5.50%, 1/25/2036	210	189
Series 2006-HYB1, Class 2A2C, 3.45%, 3/20/2036(l)	3,055	2,891
Series 2006-HYB2, Class 2A1B, 3.79%, 4/20/2036(l)	1,140	1,064
Series 2006-J2, Class 1A1, 6.00%, 4/25/2036	120	101
Series 2006-10, Class 1A16, 6.00%, 5/25/2036	1,574	1,217
Series 2006-15, Class A1, 6.25%, 10/25/2036	117	93
Series 2006-17, Class A2, 6.00%, 12/25/2036	443	332
Series 2006-18, Class 2A4, 6.00%, 12/25/2036	2,984	2,512
Series 2007-2, Class A2, 6.00%, 3/25/2037	171	145

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Series 2007-3, Class A18, 6.00%, 4/25/2037	1,260	1,039
Series 2007-10, Class A4, 5.50%, 7/25/2037	155	121
Series 2007-13, Class A4, 6.00%, 8/25/2037	324	267
Series 2007-16, Class A1, 6.50%, 10/25/2037	2,986	2,451
Series 2007-18, Class 2A1, 6.50%, 11/25/2037	544	355
CIM Trust Series 2019-INV1, Class A2, 2.66%, 2/25/2049(f)(l)	2,766	2,766
Citicorp Mortgage Securities Trust Series 2007-4, Class 1A9, 6.00%, 5/25/2037	661	660
Citigroup Mortgage Loan Trust
Series 2005-3, Class 2A2A, 4.51%, 8/25/2035(l)	172	176
Series 2005-11, Class A2A, 4.38%, 10/25/2035(l)	312	324
Series 2006-AR3, Class 1A1A, 4.70%, 6/25/2036(l)	1,608	1,657
Series 2006-AR5, Class 1A5A, 3.90%, 7/25/2036(l)	863	859
Citigroup Mortgage Loan Trust, Inc.
Series 2005-4, Class A, 4.60%, 8/25/2035(l)	448	461
Series 2005-6, Class A1, 3.84%, 9/25/2035(l)	578	582
Series 2006-8, Class A3, 2.01%, 10/25/2035(f)(l)	791	582
Series 2005-9, Class 2A2, 5.50%, 11/25/2035	190	191
Civic Mortgage LLC
Series 2018-2, Class A1, 4.35%, 11/25/2022(f)(j)	675	675
Series 2018-2, Class A2, 5.32%, 11/25/2022(f)(j)	237	236
COLT Mortgage Loan Trust
Series 2018-4, Class A1, 4.01%, 12/28/2048(f)(l)	4,208	4,238
Series 2019-1, Class A1, 3.71%, 3/25/2049(f)(l)	7,265	7,375
COMM 2.7175 12/15/2036(m)	1,071	1,073
Connecticut Avenue Securities Trust
Series 2018-R07, Class 1M2, 4.06%, 4/25/2031‡(f)(l)	13,010	13,179
Series 2019-R01, Class 2M1, 2.51%, 7/25/2031‡(f)(l)	1,056	1,056
Series 2019-R01, Class 2M2, 4.11%, 7/25/2031(f)(l)	4,000	4,055
Series 2019-R02, Class 1M2, 3.96%, 8/25/2031(f)(l)	13,061	13,201
Series 2019-R03, Class 1M2, 3.81%, 9/25/2031(f)(l)	2,150	2,171
Series 2019-R04, Class 2M2, 3.76%, 6/25/2039‡(f)(l)	2,500	2,523
Series 2019-R05, Class 1M2, 3.66%, 7/25/2039‡(f)(l)	8,500	8,544
Series 2019-R07, Class 1M2, 3.76%, 10/25/2039‡(f)(l)	12,000	12,143
Series 2020-R01, Class 1M2, 3.74%, 1/25/2040‡(f)(l)	5,000	5,053
CSFB Mortgage-Backed Pass-Through Certificates
Series 2005-10, Class 11A1, 5.50%, 11/25/2020	670	221
Series 2003-29, Class 3A1, 5.50%, 12/25/2033	331	340
Series 2004-AR4, Class 4A1, 4.08%, 5/25/2034(l)	2,282	2,371
Series 2004-AR4, Class 2A1, 4.30%, 5/25/2034(l)	430	447
Series 2004-AR5, Class 6A1, 4.31%, 6/25/2034(l)	540	558
Series 2004-4, Class 4A1, 5.50%, 8/25/2034	3,440	3,587
Series 2004-8, Class 4A3, 5.50%, 12/25/2034	134	140
Series 2005-4, Class 2A5, 2.21%, 6/25/2035(l)	3,892	3,154
Series 2005-10, Class 5A3, 5.50%, 11/25/2035	436	414
CSFB Mortgage-Backed Trust Series 2004-AR6, Class 7A1, 3.96%, 10/25/2034(l)	1,239	1,274
CSMC Mortgage-Backed Trust
Series 2006-8, Class 5A1, 5.68%, 10/25/2026(l)	51	51
Series 2007-2, Class 3A13, 5.50%, 3/25/2037	583	498
Series 2007-3, Class 4A5, 5.00%, 4/25/2037	109	108
Deephave Residential Mortgage Trust
Series 2019-2A, Class B1, 4.72%, 4/25/2059‡(f)(l)	1,900	1,939
Series 2019-2A, Class B2, 5.79%, 4/25/2059‡(f)(l)	3,100	3,152
Deephaven Residential Mortgage Trust
Series 2018-3A, Class A1, 3.79%, 8/25/2058(f)(l)	4,214	4,248

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Series 2019-1A, Class B1, 5.25%, 1/25/2059‡(f)(l)	4,750	4,828
Series 2019-3A, Class B1, 4.26%, 7/25/2059‡(f)(l)	3,900	3,969
Series 2019-3A, Class B2, 5.66%, 7/25/2059‡(f)(l)	6,000	6,080
Series 2019-4A, Class B1, 3.99%, 10/25/2059‡(f)(l)	4,000	4,035
Series 2019-4A, Class B2, 4.92%, 10/25/2059‡(f)(l)	5,250	5,267
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
Series 2005-1, Class 2A1, 5.20%, 2/25/2020(l)	45	45
Series 2005-2, Class 2A1, 1.96%, 3/25/2020(l)	4	4
DSLA Mortgage Loan Trust Series 2005-AR4, Class 2A1A, 1.91%, 8/19/2045(l)	2,344	2,311
FHLMC Structured Agency Credit Risk Debt Notes
Series 2016-DNA3, Class M2, 3.66%, 12/25/2028(l)	243	243
Series 2017-DNA1, Class M2, 4.91%, 7/25/2029(l)	3,000	3,185
Series 2017-DNA2, Class M2, 5.11%, 10/25/2029(l)	4,000	4,307
Series 2017-DNA3, Class M2, 4.16%, 3/25/2030(l)	6,000	6,216
Series 2018-HQA1, Class M2, 3.96%, 9/25/2030(l)	10,500	10,683
FHLMC, REMIC
Series 4068, Class DS, IF, IO, 4.32%, 6/15/2042(l)	4,780	817
Series 4097, Class ES, IF, IO, 4.42%, 8/15/2042(l)	6,733	1,218
Series 4103, Class SB, IF, IO, 4.37%, 9/15/2042(l)	7,009	1,262
Series 4425, Class SA, IF, IO, 4.37%, 1/15/2045(l)	7,138	1,255
Series 4594, Class SG, IF, IO, 4.32%, 6/15/2046(l)	5,856	1,288
Series 4606, Class SB, IF, IO, 4.32%, 8/15/2046(l)	10,089	2,219
Series 4614, Class SK, IF, IO, 4.32%, 9/15/2046(l)	18,785	4,092
Series 4616, Class HS, IF, IO, 4.32%, 9/15/2046(l)	8,082	1,635
Series 4703, Class SA, IF, IO, 4.47%, 7/15/2047(l)	12,086	2,493
Series 4718, Class SD, IF, IO, 4.47%, 9/15/2047(l)	6,905	1,368
Series 4768, Class SG, IF, IO, 4.52%, 3/15/2048(l)	5,439	982
Series 4820, Class ES, IF, IO, 4.52%, 3/15/2048(l)	5,051	720
Series 4834, Class SA, IF, IO, 4.47%, 10/15/2048(l)	10,536	1,756
Series 4839, Class WS, IF, IO, 4.42%, 8/15/2056(l)	11,433	2,616
FHLMC, STRIPS
Series 264, Class S1, IF, IO, 4.27%, 7/15/2042(l)	4,744	833
Series 274, Class S1, IF, IO, 4.32%, 8/15/2042(l)	6,249	1,115
Series 278, Class S1, IF, IO, 4.37%, 9/15/2042(l)	6,104	1,068
Series 279, Class S6, IF, IO, 4.37%, 9/15/2042(l)	4,450	753
Series 300, Class S1, IF, IO, 4.42%, 1/15/2043(l)	5,415	969
Series 311, Class S1, IF, IO, 4.27%, 8/15/2043(l)	3,091	573
Series 316, Class S7, IF, IO, 4.42%, 11/15/2043(l)	4,834	855
Series 326, Class S2, IF, IO, 4.27%, 3/15/2044(l)	6,362	1,147
Series 336, Class S1, IF, IO, 4.37%, 8/15/2044(l)	3,851	678
Series 337, Class S1, IF, IO, 4.37%, 9/15/2044(l)	2,776	488
Series 356, Class S5, IF, IO, 4.32%, 9/15/2047(l)	16,504	3,375
First Horizon Alternative Mortgage Securities Trust Series 2006-FA6, Class 3A1, 5.75%, 11/25/2021	153	151
FNMA, Connecticut Avenue Securities
Series 2017-C05, Class 1M2, 3.86%, 1/25/2030(l)	13,229	13,478
Series 2017-C07, Class 2M2, 4.16%, 5/25/2030(l)	2,972	3,025
Series 2018-C01, Class 1M2, 3.91%, 7/25/2030(l)	8,000	8,153
Series 2018-C04, Class 2M2, 4.21%, 12/25/2030(l)	15,000	15,345
Series 2018-C05, Class 1M2, 4.01%, 1/25/2031(l)	8,000	8,152
FNMA, REMIC
Series 2011-126, Class SM, IF, IO, 4.29%, 12/25/2041(l)	6,213	887
Series 2012-20, Class SL, IF, IO, 4.79%, 3/25/2042(l)	7,058	1,526
Series 2012-35, Class SN, IF, IO, 4.79%, 4/25/2042(l)	7,277	1,497
Series 2012-75, Class DS, IF, IO, 4.29%, 7/25/2042(l)	6,960	1,186
Series 2012-128, Class MS, IF, IO, 4.49%, 11/25/2042(l)	2,321	529
Series 2013-124, Class SB, IF, IO, 4.29%, 12/25/2043(l)	6,719	1,318

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Series 2013-136, Class SB, IF, IO, 4.24%, 1/25/2044(l)	7,865	1,456
Series 2015-35, Class SA, IF, IO, 3.94%, 6/25/2045(l)	7,129	1,113
Series 2015-37, Class ST, IF, IO, 3.96%, 6/25/2045(l)	6,440	1,131
Series 2016-1, Class SJ, IF, IO, 4.49%, 2/25/2046(l)	17,688	3,230
Series 2016-77, Class SA, IF, IO, 4.34%, 10/25/2046(l)	5,967	1,128
Series 2017-1, Class SA, IF, IO, 4.39%, 2/25/2047(l)	5,756	1,193
Series 2017-16, Class SM, IF, IO, 4.39%, 3/25/2047(l)	3,704	750
Series 2017-37, Class AS, IF, IO, 4.44%, 5/25/2047(l)	16,879	3,450
Series 2018-14, Class SA, IF, IO, 4.54%, 3/25/2048(l)	13,389	2,383
Series 2018-15, Class JS, IF, IO, 4.54%, 3/25/2048(l)	7,567	1,436
Series 2018-16, Class SN, IF, IO, 4.59%, 3/25/2048(l)	3,478	618
Series 2018-27, Class SE, IF, IO, 4.54%, 5/25/2048(l)	4,580	976
Series 2018-60, Class SK, IF, IO, 4.04%, 8/25/2048(l)	5,885	909
Series 2018-73, Class SC, IF, IO, 4.54%, 10/25/2048(l)	11,209	2,226
Series 2019-9, Class SM, IF, IO, 4.39%, 3/25/2049(l)	8,250	1,317
Series 2019-20, Class BS, IF, IO, 4.39%, 5/25/2049(l)	4,396	423
Fremont Home Loan Trust Series 2004-A, Class M1, 2.49%, 1/25/2034‡(l)	2,830	2,840
GCAT LLC Series 2019-NQM1, Class M1, 3.85%, 2/25/2059‡(f)(l)	2,500	2,522
GCAT Trust
Series 2019-NQM2, Class M1, 3.31%, 9/25/2059‡(f)(l)	10,000	10,064
Series 2019-NQM2, Class B1, 4.01%, 9/25/2059‡(f)(l)	5,000	5,031
GMACM Mortgage Loan Trust
Series 2004-AR2, Class 3A, 4.64%, 8/19/2034(l)	527	523
Series 2005-AR1, Class 3A, 4.41%, 3/18/2035(l)	284	285
GNMA
Series 2014-25, Class HS, IF, IO, 4.44%, 2/20/2044(l)	4,560	903
Series 2015-124, Class SB, IF, IO, 4.59%, 9/20/2045(l)	7,733	1,553
Series 2015-149, Class GS, IF, IO, 4.59%, 10/20/2045(l)	6,999	1,380
Series 2016-111, Class SA, IF, IO, 4.44%, 8/20/2046(l)	3,691	786
Series 2016-120, Class NS, IF, IO, 4.44%, 9/20/2046(l)	9,851	2,015
Series 2017-11, Class AS, IF, IO, 4.44%, 1/20/2047(l)	4,420	823
Series 2017-55, Class AS, IF, IO, 4.49%, 4/20/2047(l)	3,629	646
Series 2017-56, Class SC, IF, IO, 4.49%, 4/20/2047(l)	6,616	1,237
Series 2017-68, Class SA, IF, IO, 4.49%, 5/20/2047(l)	6,130	1,216
Series 2017-67, Class ST, IF, IO, 4.54%, 5/20/2047(l)	10,437	2,290
Series 2017-75, Class SD, IF, IO, 4.54%, 5/20/2047(l)	3,239	541
Series 2017-80, Class AS, IF, IO, 4.54%, 5/20/2047(l)	6,865	1,312
Series 2017-93, Class SE, IF, IO, 4.54%, 6/20/2047(l)	4,838	967
Series 2017-107, Class SL, IF, IO, 4.54%, 7/20/2047(l)	12,196	2,456
Series 2017-112, Class S, IF, IO, 4.54%, 7/20/2047(l)	11,117	2,048

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Series 2017-120, Class QS, IF, IO, 4.54%, 8/20/2047(l)	5,675	1,067
Series 2017-134, Class SB, IF, IO, 4.54%, 9/20/2047(l)	6,387	1,052
Series 2017-141, Class QS, IF, IO, 4.54%, 9/20/2047(l)	13,324	2,297
Series 2017-149, Class QS, IF, IO, 4.54%, 10/20/2047(l)	6,502	1,159
Series 2018-1, Class ST, IF, IO, 4.54%, 1/20/2048(l)	11,685	2,373
Series 2018-11, Class SA, IF, IO, 4.54%, 1/20/2048(l)	9,394	1,110
Series 2018-6, Class CS, IF, IO, 4.54%, 1/20/2048(l)	3,792	871
Series 2018-36, Class SG, IF, IO, 4.54%, 3/20/2048(l)	11,260	2,443
Series 2018-63, Class SB, IF, IO, 4.54%, 4/20/2048(l)	2,507	529
Series 2018-64, Class GS, IF, IO, 4.54%, 5/20/2048(l)	10,500	1,553
Series 2018-65, Class SE, IF, IO, 4.54%, 5/20/2048(l)	10,579	1,825
Series 2018-92, Class SH, IF, IO, 4.54%, 7/20/2048(l)	6,057	1,001
Series 2018-115, Class DS, IF, IO, 4.54%, 8/20/2048(l)	14,397	2,569
Series 2018-126, Class CS, IF, IO, 4.54%, 9/20/2048(l)	9,410	1,453
Series 2018-146, Class S, IF, IO, 4.49%, 10/20/2048(l)	7,759	1,253
Series 2018-147, Class SD, IF, IO, 4.49%, 10/20/2048(l)	17,340	2,997
Series 2018-168, Class SA, IF, IO, 4.44%, 12/20/2048(l)	6,386	1,197
Series 2019-16, Class SB, IF, IO, 4.39%, 2/20/2049(l)	12,930	1,875
Series 2019-22, Class SM, IF, IO, 4.39%, 2/20/2049(l)	24,929	5,196
Series 2019-23, Class JS, IF, IO, 4.39%, 2/20/2049(l)	9,875	1,516
Series 2019-30, Class SA, IF, IO, 4.39%, 3/20/2049(l)	14,874	2,131
Series 2019-38, Class SN, IF, IO, 4.39%, 3/20/2049(l)	11,449	2,486
Series 2019-41, Class CS, IF, IO, 4.39%, 3/20/2049(l)	13,108	1,677
Series 2019-42, Class SJ, IF, IO, 4.39%, 4/20/2049(l)	13,399	1,939
Series 2019-56, Class GS, IF, IO, 4.49%, 5/20/2049(l)	7,567	1,311
Series 2019-69, Class DS, IF, IO, 4.44%, 6/20/2049(l)	8,047	1,340
Series 2019-70, Class SM, IF, IO, 4.44%, 6/20/2049(l)	8,158	1,303
GSMSC Pass-Through Trust Series 2008-2R, Class 2A1, 7.50%, 10/25/2036(f)(l)	1,424	893
GSR Mortgage Loan Trust
Series 2004-15F, Class 1A2, 5.50%, 12/25/2034	277	300
Series 2005-1F, Class 2A3, 6.00%, 2/25/2035	251	250
Series 2005-AR3, Class 6A1, 4.30%, 5/25/2035(l)	122	119
Series 2005-AR4, Class 3A5, 4.36%, 7/25/2035(l)	2,176	2,059
Series 2005-6F, Class 3A18, 5.50%, 7/25/2035	1,253	1,324
Series 2005-AR7, Class 6A1, 4.14%, 11/25/2035(l)	1,137	1,143
Series 2006-1F, Class 2A16, 6.00%, 2/25/2036	858	695
Series 2006-1F, Class 2A9, 6.00%, 2/25/2036	1,390	1,125
Series 2006-9F, Class 3A1, 6.25%, 10/25/2036	809	806
Series 2007-1F, Class 3A13, 6.00%, 1/25/2037	402	376
HarborView Mortgage Loan Trust Series 2005-11, Class 2A1A, 2.27%, 8/19/2045(l)	278	278
Homeward Opportunities Fund I Trust
Series 2018-2, Class A1, 3.98%, 11/25/2058(f)(l)	3,226	3,295
Series 2019-1, Class M1, 3.95%, 1/25/2059‡(f)(l)	2,000	2,043

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Series 2019-1, Class B1, 4.80%, 1/25/2059‡(f)(l)	1,850	1,891
Series 2019-3, Class B1, 4.02%, 11/25/2059‡(f)(l)	4,970	5,020
Impac CMB Trust
Series 2004-5, Class 1A1, 2.38%, 10/25/2034(l)	609	619
Series 2004-6, Class 1A2, 2.44%, 10/25/2034(l)	1,598	1,604
Series 2004-5, Class 1M2, 2.53%, 10/25/2034‡(l)	222	217
Series 2004-7, Class 1A2, 2.58%, 11/25/2034(l)	671	668
Series 2004-9, Class 1A1, 2.42%, 1/25/2035(l)	2,566	2,566
Series 2004-10, Class 2A, 2.30%, 3/25/2035(l)	818	793
Series 2004-10, Class 3A1, 2.36%, 3/25/2035(l)	2,588	2,528
Series 2005-1, Class 1A1, 2.18%, 4/25/2035(l)	518	515
Series 2005-1, Class 1A2, 2.28%, 4/25/2035(l)	634	628
Series 2005-2, Class 1A2, 2.28%, 4/25/2035(l)	577	566
Series 2005-4, Class 1A1A, 2.20%, 5/25/2035(l)	409	409
Impac Secured Assets CMN Owner Trust Series 2003-2, Class A4, 3.75%, 8/25/2033	303	300
Impac Secured Assets Trust
Series 2007-3, Class A1B, 1.90%, 9/25/2037(l)	2,994	2,602
Series 2007-3, Class A1C, 2.02%, 9/25/2037(l)	5,017	4,476
IndyMac INDX Mortgage Loan Trust
Series 2005-AR3, Class 3A1, 3.96%, 4/25/2035(l)	362	365
Series 2005-AR14, Class 2A1A, 1.96%, 7/25/2035(l)	1,188	1,155
Series 2007-AR21, Class 6A1, 3.50%, 9/25/2037(l)	5,906	5,002
JP Morgan Alternative Loan Trust Series 2006-A2, Class 1A1, 1.84%, 5/25/2036(l)	4,023	3,867
JP Morgan Mortgage Trust
Series 2006-S2, Class 2A1, 5.00%, 6/25/2021	36	33
Series 2006-S3, Class 2A4, 5.50%, 8/25/2021	22	23
Series 2007-S3, Class 2A3, 6.00%, 8/25/2022	30	31
Series 2004-A6, Class 1A1, 3.57%, 12/25/2034(l)	161	162
Series 2005-A3, Class 6A6, 4.49%, 6/25/2035(l)	459	470
Series 2007-A1, Class 2A2, 4.17%, 7/25/2035(l)	307	320
Series 2005-A6, Class 1A2, 4.32%, 9/25/2035(l)	399	410
Series 2005-A8, Class 1A1, 3.97%, 11/25/2035(l)	162	152
Series 2005-A8, Class 4A1, 4.07%, 11/25/2035(l)	2,127	1,985
Series 2006-A7, Class 2A4, 3.83%, 1/25/2037(l)	802	785
Series 2007-S1, Class 2A17, 1.99%, 3/25/2037(l)	5,094	2,255
Lehman Mortgage Trust
Series 2005-2, Class 2A5, 5.50%, 12/25/2035	1,176	1,070
Series 2007-7, Class 5A7, 6.50%, 8/25/2037	9,115	7,231
Lehman XS Trust
Series 2005-5N, Class 3A1A, 1.96%, 11/25/2035(l)	5,617	5,614
Series 2005-7N, Class 1A1A, 2.20%, 12/25/2035(l)	4,520	4,472
LHOME Mortgage Trust
Series 2019-RTL1, Class A1, 4.58%, 10/25/2023(f)(j)	2,900	2,953
Series 2019-RTL2, Class A1, 3.84%, 3/25/2024(f)	3,660	3,657
Series 2019-RTL2, Class A2, 4.34%, 3/25/2024(f)(j)	580	580
Series 2019-RTL3, Class A2, 4.34%, 7/25/2024(f)(j)	1,340	1,344
MASTR Alternative Loan Trust
Series 2006-3, Class 3A1, 5.50%, 6/25/2021	163	168
Series 2004-8, Class 1A1, 6.50%, 9/25/2034	420	440
Series 2004-12, Class 3A1, 6.00%, 12/25/2034	1,042	1,126
Series 2005-3, Class 1A1, 5.50%, 4/25/2035	319	327
Series 2005-5, Class 3A1, 5.75%, 8/25/2035	279	225
Series 2005-6, Class 1A2, 5.50%, 12/25/2035	694	662
Merrill Lynch Mortgage Investors Trust
Series 2005-1, Class 2A1, 3.75%, 4/25/2035(l)	86	86
Series 2005-1, Class 2A2, 3.75%, 4/25/2035(l)	273	273
Series 2006-1, Class 2A1, 3.74%, 2/25/2036(l)	1,206	1,228
Series 2006-AF2, Class AF2, 6.25%, 10/25/2036	312	259

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)		Value (000)
Metlife Securitization Trust Series 2017-1A, Class A, 3.00%, 4/25/2055(f)(l)	6,117		6,243
Morgan Stanley Mortgage Loan Trust Series 2006-2, Class 1A, 5.25%, 2/25/2021	700		692
Series 2004-8AR, Class 4A1, 4.19%, 10/25/2034(l)	1,011		1,048
Series 2004-9, Class 1A, 5.39%, 11/25/2034(l)	663		716
Series 2005-4, Class 1A, 5.00%, 8/25/2035	25		25
MortgageIT Trust
Series 2005-3, Class A1, 2.26%, 8/25/2035(l)	2,951		2,921
Series 2005-5, Class A1, 2.18%, 12/25/2035(l)	420		420
New Residential Mortgage Loan Trust
Series 2018-NQM1, Class A1, 3.99%, 11/25/2048(f)(l)	5,623		5,707
Series 2019-NQM1, Class A1, 3.67%, 1/25/2049(f)(l)	5,992		6,037
Series 2019-NQM2, Class M1, 4.27%, 4/25/2049‡(f)(l)	2,000		2,053
Series 2019-NQM4, Class B1, 3.74%, 9/25/2059‡(f)(l)	2,500		2,539
Series 2019-NQM4, Class B2, 5.07%, 9/25/2059‡(f)(l)	4,000		4,008
Series 2019-NQM5, Class B1, 4.04%, 11/25/2059‡(f)(l)	2,041		2,048
Series 2020-NQM1, Class A3, 2.77%, 1/26/2060(f)(l)	6,487		6,509
Series 2020-NQM1, Class M1, 3.21%, 1/26/2060(f)(l)	3,600		3,628
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2005-WF1, Class 2A5, 5.16%, 3/25/2035(j)	19		20
OBX Trust Series 2018-EXP1, Class 2A1B, 2.51%, 4/25/2048(f)(l)	2,120		2,105
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
Series 2005-4, Class 1A2, 2.05%, 11/25/2035(l)	268		270
Series 2005-5, Class 1APT, 1.94%, 12/25/2035(l)	1,900		1,797
Opteum Mortgage Acceptance Corp. Trust
Series 2006-1, Class 1APT, 1.87%, 4/25/2036(l)	627		604
Series 2006-1, Class 1AC1, 1.96%, 4/25/2036(l)	2,241		2,199
PMT Credit Risk Transfer Trust Series 2019-2R, Class A, 4.55%, 5/27/2023(f)(l)	798		805
Provident Funding Mortgage Loan Trust Series 2005-1, Class 2A1, 4.68%, 5/25/2035(l)	59		59
PRPM LLC Series 2019-1A, Class A1, 4.50%, 1/25/2024(f)(j)	11,972		12,076
RALI Trust
Series 2003-QS20, Class CB, 5.00%, 11/25/2018	3		3
Series 2005-QS2, Class A1, 5.50%, 2/25/2035	89		92
Series 2005-QA5, Class A2, 5.08%, 4/25/2035(l)	1,750		1,725
Series 2005-QS17, Class A3, 6.00%, 12/25/2035	1,029		1,015
Series 2006-QS3, Class 1A10, 6.00%, 3/25/2036	1,643		1,629
Series 2006-QS4, Class A2, 6.00%, 4/25/2036	1,866		1,809
Series 2006-QS17, Class A5, 6.00%, 12/25/2036	2,981		2,828
Residential Asset Securitization Trust
Series 2004-A6, Class A1, 5.00%, 8/25/2019	18		19
Series 2005-A3, Class A2, 5.50%, 4/25/2035	3,410		3,173
Series 2005-A8CB, Class A11, 6.00%, 7/25/2035	2,063		1,975
Series 2005-A14, Class A1, 5.50%, 12/25/2035	172		140
Series 2006-A8, Class 3A1, 6.00%, 8/25/2036	3,558		2,828
Series 2007-A5, Class 2A2, 6.00%, 5/25/2037	8,525		7,228
RFMSI Trust
Series 2004-S9, Class 2A1, 4.75%, 12/25/2019	—	(d)	—	(d)
Series 2005-SA1, Class 3A, 4.15%, 3/25/2035(l)	77		78
Series 2005-S7, Class A6, 5.50%, 11/25/2035	120		115
Series 2006-S10, Class 1A1, 6.00%, 10/25/2036	2,291		2,174
Series 2006-SA4, Class 2A1, 5.20%, 11/25/2036(l)	2,283		2,203
Seasoned Credit Risk Transfer Trust
Series 2017-3, Class AIO, IO, 0.02%, 7/25/2056(l)	298,064		432
Sequoia Mortgage Trust
Series 2007-3, Class 1A1, 1.86%, 7/20/2036(l)	778		761
Series 2018-2, Class A4, 3.50%, 2/25/2048(f)(l)	6,046		6,150

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Spruce Hill Mortgage Loan Trust
Series 2019-SH1, Class A1, 3.40%, 4/29/2049(f)(l)	2,743	2,767
Series 2019-SH1, Class A3, 3.65%, 4/29/2049(f)(l)	3,450	3,479
STACR Trust Series 2018-DNA2, Class M2, 3.81%, 12/25/2030(f)(l)	11,100	11,284
STACR Trust 2018-DNA3 Series 2018-DNA3, Class M2, 3.76%, 9/25/2048(f)(l)	8,000	8,100
Starwood Mortgage Residential Trust
Series 2018-IMC1, Class A1, 3.79%, 3/25/2048(f)(l)	4,616	4,660
Series 2019-1, Class A1, 2.94%, 6/25/2049(f)(l)	7,630	7,674
Series 2019-1, Class M1, 3.76%, 6/25/2049‡(f)(l)	6,250	6,302
Structured Adjustable Rate Mortgage Loan Trust Series 2005-1, Class 1A1, 3.92%, 2/25/2035(l)	392	402
Structured Asset Mortgage Investments II Trust Series 2007-AR7, Class 1A1, 2.51%, 5/25/2047(l)	3,708	3,247
Toorak Mortgage Corp. Ltd.
Series 2018-1, Class A1, 4.34%, 8/25/2021(f)(j)	5,620	5,678
Series 2019-1, Class A1, 4.46%, 3/25/2022(f)(j)	7,400	7,532
Series 2019-2, Class A1, 3.72%, 9/25/2022(j)	1,970	1,981
Verus Securitization Trust
Series 2018-2, Class A1, 3.68%, 6/1/2058(f)(l)	5,335	5,384
Series 2018-3, Class A1, 4.11%, 10/25/2058(f)(l)	3,552	3,599
Series 2019-1, Class A1, 3.84%, 2/25/2059(f)(l)	4,351	4,395
Series 2019-2, Class B1, 4.44%, 5/25/2059‡(f)(l)	1,700	1,728
Series 2019-INV2, Class M1, 3.50%, 7/25/2059‡(f)(l)	2,000	2,027
Series 2019-INV2, Class B1, 4.45%, 7/25/2059‡(f)(l)	2,000	2,026
Series 2019-INV3, Class B1, 3.73%, 11/25/2059‡(f)(l)	5,000	5,014
Series 2019-INV1, Class M1, 4.03%, 12/25/2059‡(f)(l)	1,000	1,024
Series 2019-INV1, Class B1, 4.99%, 12/25/2059‡(f)	1,100	1,133
Series 2020-1, Class M1, 3.02%, 1/25/2060(f)(l)	1,700	1,704
WaMu Mortgage Pass-Through Certificates Trust
Series 2004-AR11, Class A, 4.22%, 10/25/2034(l)	1,117	1,128
Series 2005-AR5, Class A6, 4.36%, 5/25/2035(l)	2,734	2,792
Series 2005-AR7, Class A3, 4.29%, 8/25/2035(l)	3,803	3,840
Series 2005-AR10, Class 1A3, 4.13%, 9/25/2035(l)	2,275	2,303
Series 2005-AR16, Class 1A1, 3.75%, 12/25/2035(l)	742	746
Series 2005-AR14, Class 1A3, 3.84%, 12/25/2035(l)	1,698	1,708
Series 2005-AR14, Class 1A4, 3.84%, 12/25/2035(l)	1,133	1,139
Series 2005-AR18, Class 1A3A, 3.71%, 1/25/2036(l)	76	79
Series 2006-AR2, Class 1A1, 3.90%, 3/25/2036(l)	333	328
Series 2004-AR10, Class A1B, 2.08%, 7/25/2044(l)	997	994
Series 2005-AR15, Class A1A1, 1.92%, 11/25/2045(l)	46	45
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2006-3, Class 5A2, 5.50%, 3/25/2021	408	400
Series 2007-1, Class 2A1, 6.00%, 1/25/2022	803	763
Series 2005-1, Class 1A3, 5.50%, 3/25/2035	906	896
Series 2005-4, Class CB7, 5.50%, 6/25/2035	598	595
Series 2005-10, Class 2A5, 5.75%, 11/25/2035	2,901	2,873
Series 2005-10, Class 4CB1, 5.75%, 12/25/2035	941	961
Series 2006-5, Class 2CB5, 6.50%, 7/25/2036	216	206
Series 2007-1, Class 1A7, 2.26%, 2/25/2037(l)	4,354	3,284
Wells Fargo Mortgage-Backed Securities Trust
Series 2005-AR7, Class 2A1, 5.11%, 5/25/2035(l)	1	1
Series 2006-AR19, Class A3, 4.35%, 12/25/2036(l)	241	235
Series 2007-15, Class A1, 6.00%, 11/25/2037	321	326

		831,970

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $820,445)		838,694

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
MORTGAGE-BACKED SECURITIES — 5.8%
United States — 5.8%
FHLMC Gold Pools, 30 Year
Pool # G67700, 3.50%, 8/1/2046	19,731	21,053
Pool # G60852, 4.00%, 8/1/2046	11,747	12,731
Pool # G67702, 4.00%, 1/1/2047	4,860	5,267
Pool # G61096, 3.50%, 2/1/2047	25,453	26,941
Pool # G67703, 3.50%, 4/1/2047	8,132	8,676
Pool # G67704, 4.00%, 8/1/2047	1,293	1,419
Pool # G67705, 4.00%, 10/1/2047	4,474	4,848
Pool # Q52307, 3.50%, 11/1/2047	4,892	5,227
Pool # G67706, 3.50%, 12/1/2047	13,022	13,894
Pool # G67708, 3.50%, 3/1/2048	41,368	43,732
Pool # G67711, 4.00%, 3/1/2048	26,249	28,324
Pool # G67714, 4.00%, 7/1/2048	8,001	8,624
FHLMC UMBS, 30 Year
Pool # SD0105, 3.50%, 6/1/2047	6,513	6,822
Pool # SD0011, 3.50%, 7/1/2049	53,382	56,802
Pool # RA1191, 3.50%, 8/1/2049	66,188	70,145
FNMA UMBS, 20 Year
Pool # BM3100, 4.00%, 11/1/2037	4,214	4,517
Pool # BM3569, 3.50%, 2/1/2038	10,849	11,472
Pool # CA1231, 3.50%, 2/1/2038	605	636
Pool # BM3791, 3.50%, 4/1/2038	9,099	9,562
FNMA UMBS, 30 Year
Pool # AS4085, 4.00%, 12/1/2044	1,343	1,455
Pool # BM1909, 4.00%, 2/1/2045	7,735	8,419
Pool # FM1782, 4.00%, 3/1/2046	4,891	5,247
Pool # MA2670, 3.00%, 7/1/2046	6,784	7,014
Pool # AS7542, 3.50%, 7/1/2046	11,705	12,427
Pool # AS8295, 3.00%, 11/1/2046	5,968	6,229
Pool # AS8650, 3.00%, 1/1/2047	12,817	13,235
Pool # MA2863, 3.00%, 1/1/2047	22,034	22,731
Pool # AS8684, 3.50%, 1/1/2047	2,449	2,591
Pool # AL9859, 3.00%, 3/1/2047	6,123	6,322
Pool # AS9313, 4.00%, 3/1/2047	7,188	7,768
Pool # AS9403, 3.50%, 4/1/2047	611	656
Pool # FM1504, 3.50%, 6/1/2047	6,434	6,859
Pool # AS9960, 4.00%, 7/1/2047	2,338	2,523
Pool # BH9923, 3.50%, 9/1/2047	10,159	10,584
Pool # BM4028, 3.50%, 10/1/2047	3,359	3,582
Pool # BM3141, 3.50%, 11/1/2047	2,780	2,973
Pool # BM3357, 3.50%, 11/1/2047	13,546	14,371
Pool # BH7061, 3.50%, 12/1/2047	16,292	17,218
Pool # BM3778, 3.50%, 12/1/2047	22,498	23,988
Pool # CA0906, 3.50%, 12/1/2047	25,683	27,432
Pool # BH9215, 3.50%, 1/1/2048	5,972	6,231
Pool # CA0995, 3.50%, 1/1/2048	5,841	6,240
Pool # BJ0645, 3.50%, 3/1/2048	18,285	19,541
Pool # BM3788, 3.50%, 3/1/2048	46,082	49,239
Pool # BM5483, 3.50%, 4/1/2048	3,864	4,026
Pool # BM5897, 3.50%, 5/1/2048	4,066	4,241
Pool # MA3415, 4.00%, 7/1/2048	2,964	3,102
Pool # BO1846, 3.50%, 8/1/2049	53,997	57,336
Pool # MA3802, 3.00%, 10/1/2049	43,247	44,227
Pool # MA3803, 3.50%, 10/1/2049	2,735	2,831
Pool # CA4626, 4.00%, 11/1/2049	6,916	7,453
Pool # MA3905, 3.00%, 1/1/2050	29,616	30,293
FNMA, Other Pool # AN5676, 3.25%, 6/1/2029	1,685	1,857

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Pool # AN6368, 3.09%, 9/1/2029	1,700	1,862
Pool # AN7845, 3.08%, 12/1/2029	6,650	7,263
Pool # AN8281, 3.19%, 2/1/2030	2,560	2,811
Pool # AN8572, 3.55%, 4/1/2030	2,710	3,045
Pool # AN9116, 3.61%, 5/1/2030	1,930	2,190
Pool # AN6122, 3.06%, 8/1/2032	4,820	5,238
Pool # BM3226, 3.44%, 10/1/2032(l)	2,387	2,671
Pool # AN7633, 3.13%, 12/1/2032	1,878	2,060
Pool # AN8095, 3.24%, 1/1/2033	4,010	4,425

TOTAL MORTGAGE-BACKED SECURITIES (Cost $782,719)		812,498

ASSET-BACKED SECURITIES — 4.2%
Cayman Islands — 0.1%
BlueMountain CLO Ltd.
Series 2015-1A, Class C, 5.60%, 4/13/2027‡(f)(l)	285	285
Series 2012-2A, Class DR2, 4.80%, 11/20/2028‡(f)(l)	1,500	1,447
Series 2014-2A, Class DR2, 4.92%, 10/20/2030‡(f)(l)	1,675	1,626
Series 2018-3A, Class D, 5.04%, 10/25/2030‡(f)(l)	1,285	1,261
Carlyle Global Market Strategies CLO Ltd.Series 2016-1A, Class CR, 4.57%, 4/20/2027‡(f)(l)	1,250	1,237
CIFC Funding Ltd.
Series 2014-5A, Class BR2, 3.64%, 10/17/2031‡(f)(l)	943	943
Series 2014-5A, Class DR2, 5.24%, 10/17/2031‡(f)(l)	275	273
LCM 28 Ltd.Series 28A, Class B, 3.42%, 10/20/2030‡(f)(l)	975	974
Voya CLO Ltd.
Series 2019-1A, Class A, 3.00%, 4/15/2029(f)(l)	2,366	2,367
Series 2019-1A, Class D, 5.13%, 4/15/2029‡(f)(l)	2,060	2,060
Series 2016-3A, Class CR, 5.07%, 10/18/2031‡(f)(l)	1,050	1,045

		13,518

United States — 4.1%
ABFC Trust
Series 2003-OPT1, Class A1A, 2.48%, 4/25/2033‡(l)	204	198
Series 2004-OPT3, Class M1, 2.41%, 9/25/2033‡(l)	667	655
Series 2004-HE1, Class M1, 2.56%, 3/25/2034‡(l)	1,230	1,230
Series 2005-WF1, Class M1, 2.20%, 11/25/2034‡(l)	715	716
ACC Trust
Series 2018-1, Class B, 4.82%, 5/20/2021(f)	915	919
Series 2019-1, Class A, 3.75%, 5/20/2022(f)	472	474
Series 2019-1, Class B, 4.47%, 10/20/2022(f)	3,145	3,204
Series 2018-1, Class C, 6.81%, 2/21/2023(f)	715	730
Series 2019-1, Class C, 6.41%, 2/20/2024(f)	2,050	2,103
Accredited Mortgage Loan Trust Series 2004-4, Class M1, 2.53%, 1/25/2035‡(l)	733	739
ACE Securities Corp. Home Equity Loan Trust
Series 2003-FM1, Class M1, 2.95%, 11/25/2032‡(l)	772	792
Series 2003-NC1, Class M1, 2.83%, 7/25/2033‡(l)	511	511
Series 2003-HE1, Class M1, 2.64%, 11/25/2033(l)	973	969
Series 2003-OP1, Class M1, 2.71%, 12/25/2033‡(l)	2,900	2,892
Series 2004-OP1, Class M2, 3.24%, 4/25/2034‡(l)	3,072	3,063
Series 2004-HE4, Class M2, 2.64%, 12/25/2034‡(l)	1,196	1,184
Ally Auto Receivables Trust
Series 2018-3, Class A2, 2.72%, 5/17/2021	9	8
Series 2017-1, Class A3, 1.70%, 6/15/2021	179	179
Series 2017-3, Class A3, 1.74%, 9/15/2021	1,430	1,430
American Credit Acceptance Receivables Trust
Series 2018-3, Class D, 4.14%, 10/15/2024(f)	1,816	1,859
Series 2018-3, Class E, 5.17%, 10/15/2024(f)	1,545	1,615
Series 2017-4, Class E, 5.02%, 12/10/2024(f)	420	433
Series 2018-4, Class D, 4.40%, 1/13/2025(f)	3,280	3,398

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Series 2018-4, Class E, 5.38%, 1/13/2025(f)	725	759
Series 2019-1, Class D, 3.81%, 4/14/2025(f)	3,850	3,966
Series 2019-1, Class E, 4.84%, 4/14/2025(f)	2,505	2,599
Series 2019-2, Class D, 3.41%, 6/12/2025(f)	610	624
Series 2019-2, Class E, 4.29%, 6/12/2025(f)	480	491
Series 2018-3, Class F, 6.44%, 6/12/2025(f)	1,255	1,306
Series 2019-3, Class D, 2.89%, 9/12/2025(f)	1,899	1,918
Series 2019-3, Class E, 3.80%, 9/12/2025(f)	847	856
Series 2018-4, Class F, 6.94%, 10/13/2025(f)	1,045	1,095
Series 2019-1, Class F, 6.06%, 12/12/2025(f)	1,630	1,682
Series 2019-3, Class F, 5.42%, 5/12/2026(f)	1,210	1,224
Series 2019-2, Class F, 5.81%, 6/12/2026(f)	510	524
AmeriCredit Automobile Receivables Trust
Series 2018-2, Class A2A, 2.86%, 11/18/2021	494	495
Series 2017-2, Class A3, 1.98%, 12/20/2021	352	352
Series 2018-3, Class A2A, 3.11%, 1/18/2022	1,137	1,140
Series 2018-2, Class A3, 3.15%, 3/20/2023	1,200	1,214
Series 2019-1, Class C, 3.36%, 2/18/2025	925	959
Series 2019-1, Class D, 3.62%, 3/18/2025	1,185	1,234
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2002-AR1, Class M1, 2.86%, 9/25/2032‡(l)	426	433
Series 2004-R8, Class M1, 2.62%, 9/25/2034‡(l)	19	18
Ameriquest Mortgage Securities, Inc. Asset-Backed Securities
Series 2004-R1, Class A2, 2.26%, 2/25/2034‡(l)	746	731
Series 2004-R1, Class M1, 2.46%, 2/25/2034‡(l)	1,962	1,975
Series 2004-R1, Class M2, 2.53%, 2/25/2034‡(l)	352	343
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2003-W5, Class M2, 4.06%, 10/25/2033‡(l)	776	773
Series 2004-W3, Class A3, 2.48%, 2/25/2034‡(l)	1,441	1,406
Series 2004-W2, Class M2, 3.54%, 4/25/2034‡(l)	522	531
Series 2004-W2, Class M3, 3.76%, 4/25/2034‡(l)	385	385
Series 2004-W7, Class M2, 2.56%, 5/25/2034‡(l)	417	420
Asset-Backed Securities Corp. Home Equity Loan Trust
Series 2001-HE3, Class A1, 2.22%, 11/15/2031(l)	1,442	1,424
Series 2003-HE3, Class M2, 4.68%, 6/15/2033‡(l)	67	67
Series 2003-HE4, Class M1, 2.92%, 8/15/2033(l)	1,268	1,277
Series 2003-HE4, Class M2, 4.47%, 8/15/2033‡(l)	891	895
Series 2004-HE2, Class M2, 3.54%, 4/25/2034‡(l)	1,282	1,280
Series 2004-HE7, Class M2, 3.24%, 10/25/2034‡(l)	897	911
Series 2005-HE6, Class M4, 2.62%, 7/25/2035‡(l)	500	502
Bayview Financial Acquisition Trust Series 2006-D, Class 1A5, 5.67%, 12/28/2036‡(j)	233	245
Bayview Financial Mortgage Pass-Through Trust Series 2006-C, Class 1A2, 5.64%, 11/28/2036‡(j)	129	129
Bear Stearns Asset-Backed Securities I Trust
Series 2004-HE6, Class M2, 3.54%, 8/25/2034‡(l)	2,781	2,785
Series 2004-HE11, Class M2, 3.24%, 12/25/2034‡(l)	1,006	1,013
Bear Stearns Asset-Backed Securities Trust
Series 2003-SD1, Class A, 2.56%, 12/25/2033‡(l)	376	373
Series 2003-SD1, Class M1, 2.94%, 12/25/2033‡(l)	388	381
Series 2004-HE2, Class M2, 3.46%, 3/25/2034‡(l)	1,014	1,024
Series 2003-1, Class M1, 3.31%, 11/25/2042‡(l)	318	321
Series 2004-SD4, Class A1, 2.56%, 8/25/2044‡(l)	1,289	1,292
BMW Vehicle Lease Trust Series 2017-2, Class A3, 2.07%, 10/20/2020	50	50
CarMax Auto Owner Trust
Series 2016-2, Class A4, 1.68%, 9/15/2021	2,210	2,209
Series 2018-3, Class A2A, 2.88%, 10/15/2021	26	26
Series 2017-1, Class A3, 1.98%, 11/15/2021	75	76
CDC Mortgage Capital Trust Series 2003-HE1, Class M1, 3.01%, 8/25/2033(l)	327	328

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Centex Home Equity Loan Trust
Series 2004-A, Class M1, 2.26%, 1/25/2034‡(l)	3,228	3,197
Series 2004-C, Class M2, 2.46%, 6/25/2034‡(l)	540	541
Series 2004-D, Class MV2, 2.35%, 9/25/2034‡(l)	180	181
Series 2004-D, Class MF2, 5.56%, 9/25/2034‡(j)	603	627
Series 2004-D, Class MF3, 5.76%, 9/25/2034‡(j)	1,640	1,733
Chase Funding Loan Acquisition Trust
Series 2004-AQ1, Class M1, 2.76%, 5/25/2034‡(l)	1,116	1,104
Series 2004-OPT1, Class M2, 3.16%, 6/25/2034‡(l)	554	552
Chase Funding Trust
Series 2003-5, Class 1M2, 5.64%, 9/25/2032‡(l)	186	180
Series 2003-4, Class 2M1, 2.56%, 3/25/2033‡(l)	83	81
Series 2004-1, Class 1M1, 4.73%, 5/25/2033‡	841	913
Series 2003-4, Class 1A5, 5.12%, 5/25/2033‡(j)	995	1,028
Series 2004-1, Class 2M1, 2.41%, 9/25/2033‡(l)	267	265
Series 2003-6, Class 2A2, 2.24%, 11/25/2034‡(l)	2,345	2,290
Series 2003-6, Class 2M1, 2.41%, 11/25/2034‡(l)	1,162	1,163
Series 2004-2, Class 1M1, 5.70%, 2/26/2035‡(l)	1,803	1,911
CHEC Loan Trust Series 2004-1, Class M1, 2.56%, 7/25/2034‡(f)(l)	922	889
Citifinancial Mortgage Securities, Inc. Series 2004-1, Class AF4, 5.07%, 4/25/2034‡(j)	2,897	3,029
Citigroup Mortgage Loan Trust, Inc.
Series 2005-OPT1, Class M4, 2.71%, 2/25/2035‡(l)	207	202
Series 2005-WF2, Class AF7, 5.25%, 8/25/2035‡(j)	43	43
Conn’s Receivables Funding LLC
Series 2018-A, Class B, 4.65%, 1/15/2023(f)	571	574
Series 2018-A, Class C, 6.02%, 1/15/2023‡(f)	448	451
Series 2019-A, Class B, 4.36%, 10/16/2023‡(f)	1,600	1,612
Series 2019-A, Class C, 5.29%, 10/16/2023‡(f)	2,370	2,391
Series 2019-B, Class B, 3.62%, 6/17/2024‡(f)	920	922
Series 2019-B, Class C, 4.60%, 6/17/2024‡(f)	990	997
Consumer Loan Underlying Bond Credit Trust Series 2018-NP1, Class C, 4.74%, 5/15/2024‡(f)	995	999
Countrywide Asset-Backed Certificates
Series 2002-4, Class M1, 2.79%, 12/25/2032‡(l)	476	476
Series 2004-2, Class M1, 2.41%, 5/25/2034‡(l)	3,873	3,876
Series 2004-3, Class M1, 2.41%, 6/25/2034‡(l)	525	521
Series 2004-3, Class M2, 2.49%, 6/25/2034‡(l)	404	404
Series 2004-BC4, Class M1, 2.71%, 11/25/2034‡(l)	149	149
Series 2004-ECC2, Class M2, 2.64%, 12/25/2034‡(l)	286	287
Series 2005-12, Class M2, 2.15%, 2/25/2036‡(l)	2,830	2,832
Series 2005-AB4, Class 2A1, 1.93%, 3/25/2036‡(l)	1,806	1,673
Series 2006-19, Class 2A2, 1.82%, 3/25/2037‡(l)	5,367	5,336
Countrywide Partnership Trust Series 2004-EC1, Class M2, 2.61%, 1/25/2035‡(l)	661	664
CPS Auto Receivables Trust Series 2019-A, Class D, 4.35%, 12/16/2024(f)	820	858
Credit Acceptance Auto Loan Trust Series 2019-1A, Class B, 3.75%, 4/17/2028(f)	4,875	5,043
Credit-Based Asset Servicing & Securitization LLC
Series 2004-CB2, Class M1, 2.44%, 7/25/2033‡(l)	1,128	1,114
Series 2003-CB6, Class M1, 2.71%, 12/25/2033‡(l)	1,888	1,887
CWABS Asset-Backed Certificates Trust Series 2005-11, Class AF6, 5.05%, 2/25/2036‡(l)	531	536
CWABS, Inc. Asset-Backed Certificates
Series 2004-1, Class M3, 2.64%, 2/25/2034‡(l)	953	954
Series 2004-1, Class M2, 2.49%, 3/25/2034‡(l)	531	531
CWABS, Inc. Asset-Backed Certificates Trust
Series 2004-5, Class M2, 2.67%, 7/25/2034‡(l)	1,267	1,274
Series 2004-6, Class M2, 2.64%, 10/25/2034‡(l)	482	483
Dell Equipment Finance Trust Series 2017-2, Class A3, 2.19%, 10/24/2022(f)	508	508
Drive Auto Receivables Trust
Series 2019-4, Class A2A, 2.32%, 6/15/2022	2,333	2,337
Series 2019-3, Class C, 2.90%, 8/15/2025	2,390	2,433
Series 2018-4, Class D, 4.09%, 1/15/2026	1,920	1,980

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Series 2018-5, Class D, 4.30%, 4/15/2026	1,830	1,909
Series 2019-1, Class D, 4.09%, 6/15/2026	1,685	1,741
Series 2019-3, Class D, 3.18%, 10/15/2026	2,010	2,062
Driven Brands Funding LLC Series 2019-1A, Class A2, 4.64%, 4/20/2049(f)	2,069	2,186
DT Auto Owner Trust
Series 2018-3A, Class D, 4.19%, 7/15/2024(f)	2,620	2,715
Series 2019-1A, Class D, 3.87%, 11/15/2024(f)	3,285	3,382
Series 2017-4A, Class E, 5.15%, 11/15/2024(f)	1,525	1,576
Series 2018-2A, Class E, 5.54%, 6/16/2025(f)	685	719
Series 2018-3A, Class E, 5.33%, 11/17/2025(f)	2,732	2,870
Series 2019-1A, Class E, 4.94%, 2/17/2026(f)	3,690	3,826
Series 2019-2A, Class E, 4.46%, 5/15/2026(f)	4,167	4,278
Series 2019-3A, Class E, 3.85%, 8/17/2026(f)	3,900	3,935
Exeter Automobile Receivables Trust
Series 2016-2A, Class D, 8.25%, 4/17/2023(f)	940	978
Series 2018-4A, Class C, 3.97%, 9/15/2023(f)	2,930	2,986
Series 2018-2A, Class D, 4.04%, 3/15/2024(f)	550	568
Series 2018-3A, Class E, 5.43%, 8/15/2024(f)	990	1,041
Series 2018-4A, Class D, 4.35%, 9/16/2024(f)	1,190	1,239
Series 2019-1A, Class C, 3.82%, 12/16/2024(f)	1,240	1,271
Series 2019-1A, Class D, 4.13%, 12/16/2024(f)	2,320	2,414
Series 2019-2A, Class D, 3.71%, 3/17/2025(f)	620	641
Series 2018-4A, Class E, 5.38%, 7/15/2025(f)	1,050	1,100
Series 2019-3A, Class D, 3.11%, 8/15/2025(f)	2,385	2,441
Series 2019-1A, Class E, 5.20%, 1/15/2026(f)	2,900	3,043
Series 2019-2A, Class E, 4.68%, 5/15/2026(f)	10,840	11,185
Series 2019-3A, Class E, 4.00%, 8/17/2026(f)	833	849
Series 2020-1A, Class E, 3.74%, 1/15/2027(f)	2,690	2,726
FFMLT Trust Series 2005-FF11, Class M1, 2.31%, 11/25/2035‡(l)	4,329	4,330
Finance America Mortgage Loan Trust Series 2004-3, Class M2, 2.61%, 11/25/2034‡(l)	150	141
First Franklin Mortgage Loan Asset-Backed Certificates Series 2004-FF3, Class M1, 2.49%, 5/25/2034‡(l)	616	614
First Franklin Mortgage Loan Trust
Series 2003-FF5, Class M1, 2.56%, 3/25/2034‡(l)	3,077	3,098
Series 2004-FF5, Class A1, 2.38%, 8/25/2034‡(l)	1,547	1,547
Series 2005-FF10, Class A1, 1.96%, 11/25/2035‡(l)	7,354	7,229
Series 2006-FF8, Class IIA3, 1.81%, 7/25/2036‡(l)	406	406
Flagship Credit Auto Trust
Series 2016-3, Class E, 6.25%, 10/15/2023(f)	1,460	1,525
Series 2018-4, Class C, 4.11%, 10/15/2024(f)	825	863
Ford Credit Auto Owner Trust
Series 2016-C, Class A3, 1.22%, 3/15/2021	120	120
Series 2017-A, Class A3, 1.67%, 6/15/2021	949	948
Series 2019-B, Class A2A, 2.35%, 2/15/2022	1,031	1,033
Series 2019-C, Class A2A, 1.88%, 7/15/2022	1,528	1,531
FREED ABS Trust
Series 2018-2, Class B, 4.61%, 10/20/2025‡(f)	1,135	1,165
Series 2019-1, Class A, 3.42%, 6/18/2026(f)	1,097	1,101
Series 2019-1, Class B, 3.87%, 6/18/2026(f)	2,320	2,356
Series 2019-1, Class C, 5.39%, 6/18/2026‡(f)	1,760	1,802
Fremont Home Loan Trust
Series 2003-A, Class M1, 2.64%, 8/25/2033‡(l)	1,555	1,536
Series 2002-1, Class M1, 2.91%, 8/25/2033‡(l)	1,612	1,621
Series 2004-B, Class M2, 2.61%, 5/25/2034‡(l)	387	397
Series 2004-2, Class M2, 2.59%, 7/25/2034(l)	377	374
Series 2004-C, Class M1, 2.64%, 8/25/2034‡(l)	693	686
Series 2004-D, Class M1, 2.53%, 11/25/2034(l)	1,716	1,682
Series 2004-D, Class M2, 2.56%, 11/25/2034(l)	237	232
GLS Auto Receivables Issuer Trust
Series 2019-4A, Class A, 2.47%, 11/15/2023(f)	721	724

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Series 2019-4A, Class B, 2.78%, 9/16/2024(f)	1,330	1,348
Series 2019-1A, Class C, 3.87%, 12/16/2024(f)	1,485	1,534
Series 2019-4A, Class C, 3.06%, 8/15/2025(f)	1,050	1,068
Series 2019-1A, Class D, 4.94%, 12/15/2025(f)	540	563
Series 2019-2A, Class D, 4.52%, 2/17/2026(f)	1,000	1,032
GLS Auto Receivables Trust
Series 2018-3A, Class C, 4.18%, 7/15/2024(f)	820	850
Series 2018-3A, Class D, 5.34%, 8/15/2025(f)	860	912
GM Financial Consumer Automobile Series 2017-1A, Class A3, 1.78%, 10/18/2021(f)	733	733
GM Financial Consumer Automobile Receivables Trust
Series 2018-3, Class A2A, 2.74%, 7/16/2021	372	372
Series 2019-2, Class A2A, 2.66%, 6/16/2022	1,928	1,934
GSAA Home Equity Trust Series 2005-6, Class A3, 2.03%, 6/25/2035‡(l)	108	108
GSAMP Trust
Series 2003-SEA, Class A1, 2.06%, 2/25/2033‡(l)	865	860
Series 2003-HE1, Class M1, 2.90%, 6/20/2033‡(l)	1,546	1,562
Series 2005-NC1, Class M1, 2.34%, 2/25/2035‡(l)	1,075	1,080
Series 2005-HE3, Class M2, 2.67%, 6/25/2035‡(l)	10	10
Series 2006-FM1, Class A2C, 1.82%, 4/25/2036‡(l)	2,720	2,002
Series 2006-HE4, Class A2C, 1.81%, 6/25/2036‡(l)	658	657
Series 2007-SEA1, Class A, 1.96%, 12/25/2036‡(f)(l)	5,022	4,852
Series 2006-HE3, Class A2C, 1.82%, 5/25/2046(l)	3,230	3,202
Home Equity Asset Trust
Series 2002-5, Class M1, 3.36%, 5/25/2033‡(l)	2,636	2,648
Series 2003-3, Class M1, 2.95%, 8/25/2033‡(l)	610	612
Series 2004-6, Class M2, 2.56%, 12/25/2034‡(l)	443	442
Home Equity Mortgage Loan Asset-Backed Trust
Series 2004-B, Class M2, 2.79%, 11/25/2034‡(l)	373	374
Series 2004-C, Class M1, 2.50%, 3/25/2035‡(l)	6,517	6,453
Series 2004-C, Class M2, 2.56%, 3/25/2035‡(l)	747	733
Honda Auto Receivables Owner Trust
Series 2018-3, Class A2, 2.67%, 12/22/2020	547	547
Series 2017-1, Class A3, 1.72%, 7/21/2021	1,344	1,344
Series 2017-2, Class A3, 1.68%, 8/16/2021	1,663	1,662
Hyundai Auto Lease Securitization Trust Series 2020-A, Class A2, 1.90%, 5/16/2022(f)	2,289	2,293
Hyundai Auto Receivables Trust Series 2016-B, Class A3, 1.29%, 4/15/2021	81	81
John Deere Owner Trust Series 2019-A, Class A2, 2.85%, 12/15/2021	1,776	1,782
Lendmark Funding Trust Series 2018-1A, Class C, 5.03%, 12/21/2026‡(f)	1,110	1,140
Long Beach Mortgage Loan Trust
Series 2001-2, Class M1, 2.22%, 7/25/2031‡(l)	349	348
Series 2002-5, Class M1, 2.91%, 11/25/2032‡(l)	1,941	1,944
Series 2003-4, Class M1, 2.68%, 8/25/2033‡(l)	149	148
Series 2004-3, Class M2, 2.56%, 7/25/2034‡(l)	651	649
Series 2004-3, Class M4, 3.27%, 7/25/2034‡(l)	424	426
Series 2004-3, Class M6, 3.80%, 7/25/2034(l)	471	470
Series 2004-4, Class M1, 2.56%, 10/25/2034‡(l)	1,179	1,182
Mariner Finance Issuance Trust Series 2018-AA, Class A, 4.20%, 11/20/2030(f)	2,050	2,096
MASTR Asset-Backed Securities Trust
Series 2003-OPT1, Class M3, 5.79%, 12/25/2032‡(l)	2,186	2,235
Series 2004-OPT2, Class M1, 2.56%, 9/25/2034‡(l)	426	422
Series 2004-OPT2, Class M2, 2.64%, 9/25/2034‡(l)	720	711
Series 2005-NC1, Class M2, 2.41%, 12/25/2034‡(l)	540	534
Series 2005-NC1, Class M4, 2.80%, 12/25/2034‡(l)	773	779
ME Funding LLC Series 2019-1, Class A2, 6.45%, 7/30/2049(f)	2,766	2,956
Mercedes-Benz Auto Lease Trust
Series 2018-B, Class A2, 3.04%, 12/15/2020	689	690
Series 2019-B, Class A2, 2.01%, 12/15/2021	2,276	2,279

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Mercedes-Benz Auto Receivables Trust
Series 2018-1, Class A2A, 2.71%, 4/15/2021	64	64
Series 2019-1, Class A2A, 2.04%, 6/15/2022	1,473	1,477
Merrill Lynch Mortgage Investors Trust
Series 2003-OPT1, Class M1, 2.64%, 7/25/2034(l)	333	328
Series 2004-WMC5, Class M5, 3.39%, 7/25/2035‡(l)	24	24
Series 2004-HE2, Class M1, 2.86%, 8/25/2035‡(l)	182	183
Series 2005-FM1, Class M1, 2.38%, 5/25/2036(l)	1,222	1,212
MFA LLC
Series 2017-NPL1, Class A1, 3.35%, 11/25/2047‡(f)(j)	5,261	5,271
Series 2018-NPL1, Class A1, 3.88%, 5/25/2048‡(f)(j)	13,011	13,116
Series 2018-NPL2, Class A1, 4.16%, 7/25/2048‡(f)(j)	10,211	10,225
Morgan Stanley ABS Capital I, Inc. Trust
Series 2003-NC10, Class M1, 2.68%, 10/25/2033‡(l)	629	626
Series 2004-HE1, Class M1, 2.52%, 1/25/2034‡(l)	1,947	1,931
Series 2004-NC3, Class M1, 2.46%, 3/25/2034‡(l)	1,911	1,899
Series 2004-HE3, Class M1, 2.52%, 3/25/2034‡(l)	2,719	2,677
Series 2004-HE2, Class M2, 3.46%, 3/25/2034‡(l)	160	152
Series 2004-HE3, Class M2, 3.54%, 3/25/2034‡(l)	674	660
Series 2004-HE2, Class M3, 3.84%, 3/25/2034‡(l)	1,033	734
Series 2004-NC5, Class M1, 2.56%, 5/25/2034‡(l)	3,975	3,943
Series 2004-WMC2, Class M1, 2.58%, 7/25/2034‡(l)	1,485	1,489
Series 2004-WMC2, Class M2, 3.46%, 7/25/2034‡(l)	357	356
Series 2004-NC6, Class M2, 3.54%, 7/25/2034‡(l)	485	481
Series 2004-HE6, Class M1, 2.49%, 8/25/2034(l)	541	541
Series 2004-HE6, Class M2, 2.56%, 8/25/2034‡(l)	878	874
Series 2004-HE7, Class M2, 2.61%, 8/25/2034‡(l)	230	230
Series 2004-HE6, Class M3, 2.64%, 8/25/2034‡(l)	581	580
Series 2004-HE7, Class M3, 2.68%, 8/25/2034‡(l)	59	60
Series 2004-HE8, Class M1, 2.62%, 9/25/2034‡(l)	1,928	1,938
Series 2004-HE8, Class M2, 2.68%, 9/25/2034‡(l)	317	316
Series 2004-NC8, Class M3, 2.77%, 9/25/2034‡(l)	458	457
Series 2004-HE8, Class M3, 2.79%, 9/25/2034‡(l)	556	557
Series 2005-HE1, Class M2, 2.37%, 12/25/2034‡(l)	331	316
Series 2005-HE1, Class M3, 2.44%, 12/25/2034‡(l)	917	878
Series 2005-NC1, Class M3, 2.43%, 1/25/2035‡(l)	263	259
Series 2004-WMC3, Class M2, 2.46%, 1/25/2035‡(l)	2,711	2,698
Morgan Stanley Mortgage Loan Trust Series 2007-5AX, Class 2A2, 1.81%, 2/25/2037‡(l)	3,759	1,661
New Century Home Equity Loan Trust
Series 2003-3, Class M1, 2.85%, 7/25/2033‡(l)	53	52
Series 2003-B, Class M2, 4.14%, 11/25/2033‡(l)	501	505
Series 2004-1, Class M1, 2.55%, 5/25/2034(l)	2,107	2,118
Series 2004-2, Class M2, 2.59%, 8/25/2034‡(l)	163	163
Series 2004-2, Class M4, 3.46%, 8/25/2034‡(l)	760	762
Series 2004-2, Class M6, 3.91%, 8/25/2034‡(l)	648	655
Series 2004-3, Class M2, 2.64%, 11/25/2034‡(l)	419	423
Series 2004-3, Class M3, 2.73%, 11/25/2034‡(l)	325	326
Series 2004-4, Class M1, 2.43%, 2/25/2035‡(l)	3,633	3,612
Series 2004-4, Class M2, 2.46%, 2/25/2035‡(l)	406	406
Series 2005-1, Class M3, 2.44%, 3/25/2035‡(l)	292	290
Series 2006-2, Class A2B, 1.82%, 8/25/2036‡(l)	1,623	1,568
New Residential Mortgage LLC
Series 2018-FNT1, Class D, 4.69%, 5/25/2023‡(f)	830	834
Series 2018-FNT1, Class E, 4.89%, 5/25/2023‡(f)	679	682
Nissan Auto Receivables Owner Trust
Series 2017-A, Class A3, 1.74%, 8/16/2021	1,303	1,303
Series 2019-B, Class A2, 2.56%, 3/15/2022	2,339	2,349
NovaStar Mortgage Funding Trust
Series 2003-2, Class M2, 4.44%, 9/25/2033‡(l)	1,191	1,193
Series 2004-2, Class M4, 3.46%, 9/25/2034‡(l)	1,845	1,814

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
OnDeck Asset Securitization Trust LLC Series 2018-1A, Class C, 4.52%, 4/18/2022‡(f)	250	251
OneMain Financial Issuance Trust
Series 2015-3A, Class C, 5.82%, 11/20/2028‡(f)	915	929
Series 2019-1A, Class B, 3.79%, 2/14/2031‡(f)	990	1,020
Option One Mortgage Acceptance Corp. Asset-Backed Certificates
Series 2003-5, Class A2, 2.30%, 8/25/2033‡(l)	374	367
Series 2003-5, Class M2, 3.99%, 8/25/2033‡(l)	167	175
Option One Mortgage Loan Trust
Series 2002-3, Class A1, 2.16%, 8/25/2032‡(l)	2,927	2,904
Series 2002-3, Class A2, 2.20%, 8/25/2032‡(l)	550	546
Series 2004-3, Class M2, 2.52%, 11/25/2034‡(l)	516	518
People’s Choice Home Loan Securities Trust Series 2004-2, Class M3, 3.39%, 10/25/2034‡(l)	1,910	1,938
PNMAC FMSR Issuer Trust Series 2018-FT1, Class A, 4.01%, 4/25/2023(f)(l)	2,878	2,905
PNMAC GMSR Issuer Trust Series 2018-GT1, Class A, 4.51%, 2/25/2023(f)(l)	3,715	3,736
Prestige Auto Receivables Trust
Series 2017-1A, Class E, 4.89%, 5/15/2024(f)	780	804
Series 2018-1A, Class D, 4.14%, 10/15/2024(f)	865	906
Series 2018-1A, Class E, 5.03%, 1/15/2026(f)	635	664
Pretium Mortgage Credit Partners I LLC
Series 2019-NPL2, Class A1, 3.84%, 12/25/2058‡(f)(j)	3,884	3,898
Series 2019-NPL2, Class A2, 5.93%, 12/25/2058‡(f)(j)	5,500	5,576
Series 2019-NPL3, Class A2, 4.58%, 7/27/2059‡(f)(j)	2,500	2,515
Series 2019-NPL1, Class A1, 4.21%, 7/25/2060‡(f)(j)	6,795	6,808
Series 2019-NPL1, Class A2, 5.93%, 7/25/2060‡(f)(j)	5,000	5,056
PRPM LLC
Series 2019-2A, Class A1, 3.97%, 4/25/2024‡(f)(j)	8,284	8,320
Series 2019-2A, Class A2, 5.44%, 4/25/2024‡(f)(j)	3,250	3,280
Series 2019-3A, Class A1, 3.35%, 7/25/2024‡(f)(j)	4,661	4,674
Series 2019-4A, Class A1, 3.35%, 11/25/2024‡(f)(j)	4,342	4,360
RAMP Trust
Series 2002-RS2, Class AI5, 5.89%, 3/25/2032‡(l)	409	426
Series 2006-RZ3, Class M1, 2.01%, 8/25/2036‡(l)	5,500	5,372
RASC Trust
Series 2001-KS3, Class AII, 2.12%, 9/25/2031‡(l)	346	343
Series 2005-EMX1, Class M1, 2.31%, 3/25/2035‡(l)	1,730	1,733
Series 2005-KS2, Class M1, 2.31%, 3/25/2035‡(l)	794	795
Renaissance Home Equity Loan Trust
Series 2002-3, Class M1, 3.16%, 12/25/2032‡(l)	704	707
Series 2003-1, Class M1, 3.16%, 6/25/2033‡(l)	292	291
Series 2003-4, Class M1, 2.51%, 3/25/2034‡(l)	1,509	1,485
Series 2003-4, Class M2F, 6.24%, 3/25/2034‡(j)	829	846
Series 2005-1, Class AF6, 4.97%, 5/25/2035‡(j)	144	150
Series 2005-2, Class AV3, 2.03%, 8/25/2035‡(l)	860	845
Santander Drive Auto Receivables Trust
Series 2019-1, Class C, 3.42%, 4/15/2025	2,123	2,166
Series 2019-1, Class D, 3.65%, 4/15/2025	4,025	4,146
Santander Prime Auto Issuance Notes Trust
Series 2018-A, Class E, 5.04%, 9/15/2025(f)	1,384	1,413
Series 2018-A, Class F, 6.80%, 9/15/2025(f)	2,097	2,155
Santander Retail Auto Lease Trust Series 2019-A, Class A2, 2.72%, 12/20/2021(f)	1,738	1,751
SASCO Mortgage Loan Trust Series 2004-GEL3, Class M1, 3.24%, 8/25/2034‡(l)	668	671
Saxon Asset Securities Trust
Series 2003-3, Class M1, 2.64%, 12/25/2033‡(l)	3,804	3,771
Series 2004-2, Class MV2, 3.46%, 8/25/2035‡(l)	885	890
Series 2004-2, Class AF3, 3.89%, 8/25/2035‡(l)	35	37
Series 2005-2, Class M2, 2.32%, 10/25/2035(l)	2,993	2,941

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)		Value (000)
Securitized Asset-Backed Receivables LLC Trust
Series 2004-NC1, Class M1, 2.44%, 2/25/2034‡(l)	1,839		1,837
Series 2004-OP1, Class M2, 3.31%, 2/25/2034‡(l)	532		533
Series 2004-OP2, Class M1, 2.64%, 8/25/2034‡(l)	2,373		2,369
Series 2005-OP1, Class M2, 2.34%, 1/25/2035‡(l)	847		840
Series 2005-FR2, Class M2, 2.64%, 3/25/2035‡(l)	489		490
Specialty Underwriting & Residential Finance Trust
Series 2004-BC1, Class M2, 3.27%, 2/25/2035‡(l)	539		540
Series 2004-BC3, Class M1, 2.59%, 7/25/2035‡(l)	851		851
Stanwich Mortgage Loan Trust Series 2019-NPB2, Class A1, 3.48%, 11/16/2024‡(f)(j)	5,805		5,806
Structured Asset Investment Loan Trust
Series 2003-BC6, Class M1, 2.79%, 7/25/2033‡(l)	510		512
Series 2003-BC7, Class M1, 2.79%, 7/25/2033‡(l)	98		98
Series 2003-BC11, Class M2, 4.21%, 10/25/2033‡(l)	18		22
Series 2003-BC12, Class M1, 2.64%, 11/25/2033‡(l)	251		245
Series 2004-1, Class M1, 2.64%, 2/25/2034‡(l)	37		35
Series 2004-1, Class M2, 4.36%, 2/25/2034‡(l)	—	(d)	–	(d)
Series 2004-5, Class M3, 2.59%, 5/25/2034‡(l)	135		130
Series 2004-6, Class M1, 2.56%, 7/25/2034‡(l)	1,003		998
Series 2004-7, Class M1, 2.71%, 8/25/2034‡(l)	1,002		1,001
Series 2004-8, Class M2, 2.59%, 9/25/2034‡(l)	389		383
Series 2004-BNC1, Class A5, 2.90%, 9/25/2034‡(l)	176		177
Series 2005-HE2, Class M1, 2.38%, 7/25/2035‡(l)	374		375
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2006-BC4, Class A4, 1.83%, 12/25/2036‡(l)	3,142		3,055
Series 2006-BC6, Class A4, 1.83%, 1/25/2037(l)	6,754		6,673
Structured Asset Securities Corp. Pass-Through Certificates Series 2002-AL1, Class A3, 3.45%, 2/25/2032‡	2,307		2,240
Toyota Auto Receivables Owner Trust Series 2018-C, Class A2A, 2.77%, 8/16/2021	2,107		2,112
Tricolor Auto Securitization Trust Series 2018-2A, Class A, 3.96%, 10/15/2021(f)	583		584
Upgrade Receivables Trust Series 2018-1A, Class A, 3.76%, 11/15/2024(f)	183		183
Vericrest Opportunity Loan Trust
Series 2019-NPL2, Class A1, 3.97%, 2/25/2049‡(f)(j)	11,624		11,677
Series 2019-NPL3, Class A1, 3.97%, 3/25/2049‡(f)(j)	1,578		1,588
Series 2019-NPL3, Class A2, 6.17%, 3/25/2049‡(f)(j)	9,000		9,110
Series 2019-NPL4, Class A2, 5.44%, 8/25/2049‡(f)(j)	540		543
Series 2019-NPL7, Class A1A, 3.18%, 10/25/2049‡(f)(j)	13,522		13,553
Verizon Owner Trust Series 2017-2A, Class A, 1.92%, 12/20/2021(f)	2,417		2,419
VOLT LXIV LLC Series 2017-NP11, Class A1, 3.38%, 10/25/2047‡(f)(j)	1,177		1,177
Volvo Financial Equipment LLC Series 2019-2A, Class A2, 2.02%, 8/15/2022(f)	1,659		1,662
Wells Fargo Home Equity Asset-Backed Securities Trust
Series 2004-2, Class M4, 3.46%, 12/25/2033(l)	1,196		1,189
Series 2004-2, Class M1, 2.56%, 10/25/2034‡(l)	608		602
Series 2004-2, Class M5, 3.54%, 10/25/2034‡(l)	526		526
Series 2004-2, Class M8B, 5.00%, 10/25/2034‡(f)(l)	290		276
Series 2004-2, Class M8A, 6.16%, 10/25/2034‡(f)(l)	290		282
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates
Series 2004-1, Class M2, 2.29%, 4/25/2034‡(l)	305		300
Series 2004-1, Class M4, 2.81%, 4/25/2034‡(l)	630		585
Westlake Automobile Receivables Trust
Series 2019-1A, Class C, 3.45%, 3/15/2024(f)	3,040		3,091
Series 2019-1A, Class D, 3.67%, 3/15/2024(f)	2,765		2,838
Series 2019-2A, Class C, 2.84%, 7/15/2024(f)	1,700		1,724
Series 2019-1A, Class E, 4.49%, 7/15/2024(f)	2,865		2,969

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount (000)	Value (000)
Series 2018-3A, Class F, 6.02%, 2/18/2025(f)		3,605	3,736
Series 2019-2A, Class E, 4.02%, 4/15/2025(f)		920	936
Series 2019-1A, Class F, 5.67%, 2/17/2026(f)		1,769	1,826
Series 2019-2A, Class F, 5.00%, 3/16/2026(f)		1,880	1,912

			571,756

TOTAL ASSET-BACKED SECURITIES (Cost $563,804)			585,274

FOREIGN GOVERNMENT SECURITIES — 2.5%
Angola — 0.1%
Republic of Angola
9.50%, 11/12/2025(b)		2,220	2,583
8.25%, 5/9/2028(f)		1,550	1,671
8.00%, 11/26/2029(f)		1,550	1,635
9.38%, 5/8/2048(b)		2,600	2,817
9.13%, 11/26/2049(b)		1,800	1,885

			10,591

Argentina — 0.1%
Republic of Argentina
6.88%, 4/22/2021		1,580	842
6.88%, 1/26/2027		1,150	518
5.88%, 1/11/2028		2,958	1,295
8.28%, 12/31/2033		3,099	1,719
7.63%, 4/22/2046		2,050	873
6.88%, 1/11/2048		1,160	489
7.13%, 6/28/2117		852	370

			6,106

Armenia — 0.0%(c)
Republic of Armenia 7.15%, 3/26/2025(b)		580	686

Azerbaijan — 0.0%(c)
Republic of Azerbaijan 4.75%, 3/18/2024(b)		880	948

Bahrain — 0.0%(c)
Kingdom of Bahrain
7.00%, 10/12/2028(b)		1,400	1,651
6.00%, 9/19/2044(b)		1,850	1,925
7.50%, 9/20/2047(b)		1,410	1,721

			5,297

Belarus — 0.0%(c)
Republic of Belarus
6.88%, 2/28/2023(f)		360	388
7.63%, 6/29/2027(f)		361	417
6.20%, 2/28/2030(f)		1,450	1,578

			2,383

Bermuda — 0.0%(c)
Government of Bermuda 3.72%, 1/25/2027(b)		930	992

Brazil — 0.0%(c)
Federative Republic of Brazil
4.25%, 1/7/2025		1,340	1,451
6.00%, 4/7/2026		1,880	2,229
8.25%, 1/20/2034		1,305	1,853

			5,533

Chile — 0.0%(c)
Republic of Chile
3.13%, 1/21/2026		600	635
3.86%, 6/21/2047		700	809
3.50%, 1/25/2050		990	1,076

			2,520

Colombia — 0.1%
Republic of Colombia
4.50%, 1/28/2026		1,000	1,105
3.88%, 4/25/2027		1,340	1,442
7.38%, 9/18/2037		1,000	1,472
6.13%, 1/18/2041		950	1,283
5.00%, 6/15/2045		2,370	2,872
5.20%, 5/15/2049		670	842

			9,016

Costa Rica — 0.1%
Instituto Costarricense de Electricidad 6.95%, 11/10/2021(b)		1,290	1,343
Republic of Costa Rica
4.25%, 1/26/2023(b)		950	960
4.38%, 4/30/2025(b)		1,930	1,948
7.00%, 4/4/2044(b)		1,100	1,166
7.16%, 3/12/2045(b)		1,410	1,514

			6,931

Croatia — 0.0%(c)
Republic of Croatia
5.50%, 4/4/2023(b)		850	938
6.00%, 1/26/2024(b)		1,970	2,269

			3,207

Dominican Republic — 0.2%
Government of Dominican Republic
7.50%, 5/6/2021(b)		347	359
5.88%, 4/18/2024(b)		1,540	1,652
5.50%, 1/27/2025(b)		1,810	1,935
6.88%, 1/29/2026(b)		2,220	2,532
9.75%, 6/5/2026(f)	DOP	47,550	904
5.95%, 1/25/2027(b)		1,990	2,183
7.45%, 4/30/2044(b)		5,330	6,373
6.85%, 1/27/2045(b)		1,200	1,350
6.50%, 2/15/2048(b)		1,250	1,359
5.88%, 1/30/2060(f)		1,430	1,428

			20,075

Ecuador — 0.1%
Republic of Ecuador
10.50%, 3/24/2020(b)		200	201
10.75%, 3/28/2022(b)		2,290	2,260
8.75%, 6/2/2023(f)		2,080	1,941
7.95%, 6/20/2024(b)		680	600
8.88%, 10/23/2027(b)		1,420	1,205
7.88%, 1/23/2028(b)		4,520	3,675
10.75%, 1/31/2029(f)		470	426
9.50%, 3/27/2030(b)		1,430	1,229

			11,537

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Egypt — 0.1%
Arab Republic of Egypt
6.13%, 1/31/2022(b)	1,400	1,467
5.88%, 6/11/2025(b)	1,490	1,610
7.50%, 1/31/2027(b)	1,280	1,464
7.60%, 3/1/2029(f)	1,090	1,220
7.05%, 1/15/2032(f)	3,480	3,707
8.50%, 1/31/2047(b)	1,949	2,229
8.70%, 3/1/2049(f)	1,620	1,867
8.15%, 11/20/2059(f)	2,600	2,847

		16,411

El Salvador — 0.1%
Republic of El Salvador
7.75%, 1/24/2023(b)	1,590	1,757
5.88%, 1/30/2025(b)	1,280	1,375
6.38%, 1/18/2027(b)	2,580	2,822
7.65%, 6/15/2035(b)	700	814
7.12%, 1/20/2050(b)	2,500	2,740

		9,508

Ethiopia — 0.0%(c)
Republic of Ethiopia 6.63%, 12/11/2024(b)	3,117	3,363

Gabon — 0.0%(c)
Gabonese Republic
6.38%, 12/12/2024(b)	1,680	1,805
6.95%, 6/16/2025(b)	1,130	1,222
6.63%, 2/6/2031(f)	437	439

		3,466

Ghana — 0.0%(c)
Republic of Ghana
7.88%, 8/7/2023(b)	700	783
7.88%, 3/26/2027(b)	360	384
7.63%, 5/16/2029(b)	760	775
10.75%, 10/14/2030(b)	1,325	1,693
8.63%, 6/16/2049(b)	1,290	1,290

		4,925

Guatemala — 0.0%(c)
Republic of Guatemala
4.50%, 5/3/2026(b)	655	688
6.13%, 6/1/2050(f)	720	854

		1,542

Honduras — 0.0%(c)
Republic of Honduras
8.75%, 12/16/2020(b)	2,278	2,388
7.50%, 3/15/2024(b)	1,006	1,126

		3,514

Hungary — 0.0%(c)
Republic of Hungary
5.38%, 2/21/2023	950	1,048
5.75%, 11/22/2023	1,234	1,409
5.38%, 3/25/2024	720	820
7.63%, 3/29/2041	952	1,603

		4,880

Indonesia — 0.0%(c)
Republic of Indonesia
4.13%, 1/15/2025(b)	600	648
4.35%, 1/8/2027(b)	1,010	1,118
3.50%, 1/11/2028	670	707
6.75%, 1/15/2044(b)	650	951

		3,424

Iraq — 0.0%(c)
Republic of Iraq 6.75%, 3/9/2023(b)	950	958

Ivory Coast — 0.1%
Republic of Cote d’Ivoire
5.75%, 12/31/2032(b)(j)	1,112	1,109
6.13%, 6/15/2033(b)	10,130	10,412

		11,521

Jamaica — 0.0%(c)
Jamaica Government International Bond
8.00%, 3/15/2039	2,243	3,084
7.88%, 7/28/2045	1,200	1,636

		4,720

Jordan — 0.0%(c)
Kingdom of Jordan
6.13%, 1/29/2026(b)	1,010	1,092
5.75%, 1/31/2027(b)	1,430	1,527
7.38%, 10/10/2047(b)	400	439

		3,058

Kazakhstan — 0.0%(c)
Republic of Kazakhstan 6.50%, 7/21/2045(b)	760	1,136

Kenya — 0.0%(c)
Republic of Kenya
6.88%, 6/24/2024(b)	3,073	3,328
8.00%, 5/22/2032(f)	920	999

		4,327

Lebanon — 0.1%
Republic of Lebanon
6.38%, 3/9/2020	2,900	2,378
6.00%, 1/27/2023(b)	1,250	481
6.65%, 4/22/2024(b)	1,250	467
6.85%, 3/23/2027(b)	3,135	1,152
6.65%, 11/3/2028(b)	2,705	974
7.25%, 3/23/2037(b)	580	208

		5,660

Mexico — 0.1%
United Mexican States
3.75%, 1/11/2028	2,690	2,852
4.75%, 3/8/2044	980	1,129
5.55%, 1/21/2045	1,200	1,539
4.60%, 1/23/2046	2,510	2,836

		8,356

Mongolia — 0.0%(c)
Mongolia Government International Bond
10.88%, 4/6/2021(b)	480	518
5.13%, 12/5/2022(b)	903	916
5.63%, 5/1/2023(f)	810	827

		2,261

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount (000)	Value (000)
Nigeria — 0.1%
Federal Republic of Nigeria
6.38%, 7/12/2023(b)		1,170	1,271
7.63%, 11/21/2025(b)		1,000	1,130
6.50%, 11/28/2027(b)		920	945
6.50%, 11/28/2027(f)		1,220	1,254
8.75%, 1/21/2031(b)		1,580	1,765
7.88%, 2/16/2032(b)		1,460	1,531
7.70%, 2/23/2038(f)		820	820
7.63%, 11/28/2047(f)		2,190	2,132
9.25%, 1/21/2049(b)		850	957

			11,805

Oman — 0.1%
Oman Government International Bond
4.13%, 1/17/2023(b)		540	551
4.75%, 6/15/2026(b)		3,040	3,078
5.38%, 3/8/2027(b)		1,320	1,366
5.63%, 1/17/2028(b)		1,500	1,551
5.63%, 1/17/2028(f)		1,140	1,179
6.00%, 8/1/2029(b)		1,180	1,236
6.50%, 3/8/2047(b)		1,940	1,909
6.75%, 1/17/2048(b)		2,370	2,363

			13,233

Pakistan — 0.0%(c)
Republic of Pakistan
8.25%, 4/15/2024(b)		930	1,046
8.25%, 9/30/2025(b)		550	623
6.88%, 12/5/2027(b)		1,560	1,644

			3,313

Panama — 0.1%
Republic of Panama
3.75%, 3/16/2025		1,300	1,394
3.88%, 3/17/2028		2,500	2,766
6.70%, 1/26/2036		1,150	1,655
4.50%, 5/15/2047		1,230	1,521
4.30%, 4/29/2053		2,020	2,449
3.87%, 7/23/2060		380	427

			10,212

Paraguay — 0.1%
Republic of Paraguay
4.70%, 3/27/2027(b)		2,500	2,771
6.10%, 8/11/2044(b)		2,930	3,662
5.60%, 3/13/2048(b)		350	417

			6,850

Peru — 0.0%(c)
Republic of Peru
4.13%, 8/25/2027		760	869
6.35%, 8/12/2028(b)	PEN	3,900	1,352

			2,221

Philippines — 0.0%(c)
Republic of the Philippines
10.63%, 3/16/2025		1,395	1,978
3.00%, 2/1/2028		1,100	1,173
7.75%, 1/14/2031		270	406
3.70%, 2/2/2042		1,430	1,679

			5,236

Poland — 0.0%(c)
Republic of Poland
3.25%, 4/6/2026		1,060	1,131

Qatar — 0.1%
State of Qatar
3.88%, 4/23/2023(f)		500	529
4.50%, 4/23/2028(b)		1,360	1,574
4.00%, 3/14/2029(f)		760	859
5.10%, 4/23/2048(b)		2,270	3,007
5.10%, 4/23/2048(f)		1,060	1,404
4.82%, 3/14/2049(b)		1,570	2,003
4.82%, 3/14/2049(f)		430	548

			9,924

Romania — 0.0%(c)
Republic of Romania
4.38%, 8/22/2023(b)		2,110	2,268
6.13%, 1/22/2044(b)		1,160	1,545
5.13%, 6/15/2048(b)		730	870

			4,683

Russia — 0.1%
Russian Federation
4.88%, 9/16/2023(b)		800	876
12.75%, 6/24/2028(b)		1,390	2,412
5.10%, 3/28/2035(f)		2,600	3,167
5.88%, 9/16/2043(b)		3,400	4,698
5.25%, 6/23/2047(b)		800	1,044

			12,197

Saudi Arabia — 0.1%
Kingdom of Saudi Arabia
3.25%, 10/26/2026(b)		2,700	2,848
3.63%, 3/4/2028(b)		3,030	3,260
4.38%, 4/16/2029(b)		710	811
4.63%, 10/4/2047(b)		2,010	2,337
5.00%, 4/17/2049(b)		2,650	3,274

			12,530

Senegal — 0.0%(c)
Republic of Senegal 6.75%, 3/13/2048(f)		1,160	1,189

Serbia — 0.0%(c)
Republic of Serbia 7.25%, 9/28/2021(b)		1,190	1,291

South Africa — 0.1%
Republic of South Africa
5.88%, 5/30/2022		500	535
5.88%, 9/16/2025		2,144	2,368
4.88%, 4/14/2026		3,830	4,010
4.30%, 10/12/2028		1,700	1,676
6.25%, 3/8/2041		2,500	2,721

			11,310

Sri Lanka — 0.1%
Republic of Sri Lanka
6.25%, 10/4/2020(b)		700	709
6.25%, 7/27/2021(b)		1,500	1,530
5.88%, 7/25/2022(b)		2,610	2,651
6.35%, 6/28/2024(f)		860	866
6.13%, 6/3/2025(b)		200	196
6.85%, 11/3/2025(b)		1,746	1,766

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
6.75%, 4/18/2028(b)	1,600	1,546
7.85%, 3/14/2029(f)	1,120	1,138
7.55%, 3/28/2030(f)	660	654

		11,056

Tajikistan — 0.0%(c)
Republic of Tajikistan International Bond 7.13%, 9/14/2027(b)	800	698

Turkey — 0.1%
Republic of Turkey
6.25%, 9/26/2022	600	642
3.25%, 3/23/2023	1,380	1,364
5.75%, 3/22/2024	1,390	1,474
5.60%, 11/14/2024	2,700	2,838
4.25%, 4/14/2026	950	928
4.88%, 10/9/2026	900	903
6.00%, 3/25/2027	950	1,004
5.13%, 2/17/2028	2,140	2,145
6.00%, 1/14/2041	2,540	2,571
4.88%, 4/16/2043	510	456
6.63%, 2/17/2045	1,930	2,069
5.75%, 5/11/2047	1,500	1,450

		17,844

Ukraine — 0.1%
Republic of Ukraine
7.75%, 9/1/2020(b)	360	369
7.75%, 9/1/2021(b)	990	1,054
7.75%, 9/1/2022(b)	2,060	2,243
7.75%, 9/1/2023(b)	1,910	2,113
7.75%, 9/1/2024(b)	1,190	1,327
7.75%, 9/1/2025(b)	2,940	3,309
7.75%, 9/1/2026(b)	730	829
7.75%, 9/1/2027(b)	1,080	1,224
9.75%, 11/1/2028(b)	840	1,045
7.38%, 9/25/2032(b)	1,560	1,725

		15,238

United Arab Emirates — 0.1%
Abu Dhabi Government Bond
4.13%, 10/11/2047(b)	4,100	4,876
3.13%, 9/30/2049(b)	1,430	1,431

		6,307

Uruguay — 0.1%
Republic of Uruguay
4.38%, 10/27/2027	1,060	1,190
7.88%, 1/15/2033	1,060	1,625
7.63%, 3/21/2036	790	1,214
5.10%, 6/18/2050	4,200	5,288
4.98%, 4/20/2055	1,990	2,471

		11,788

Zambia — 0.0%(c)
Republic of Zambia 8.97%, 7/30/2027(b)	1,950	1,332

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $338,676)		350,240

COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.4%
Cayman Islands — 0.0%(c)
GPMT Ltd.
Series 2018-FL1, Class B, 3.20%, 11/21/2035‡(f)(l)	3,000	3,004

United States — 2.4%
Banc of America Commercial Mortgage Trust Series 2017-BNK3, Class D, 3.25%, 2/15/2050‡(f)	655	617
BANK
Series 2019-BN16, Class E, 3.00%, 2/15/2052‡(f)	1,740	1,486
Series 2019-BN17, Class E, 3.00%, 4/15/2052‡(f)	1,750	1,516
Series 2019-BN19, Class D, 3.00%, 8/15/2061‡(f)	4,750	4,423
Series 2019-BN20, Class E, 2.50%, 9/15/2061‡(f)	615	519
Series 2019-BN18, Class E, 3.00%, 5/15/2062‡(f)	792	700
Series 2019-BN22, Class E, 2.50%, 11/15/2062‡(f)	1,200	1,002
Barclays Commercial Mortgage Trust Series 2019-C4, Class D, 3.25%, 8/15/2052‡(f)	2,641	2,486
BENCHMARK Mortgage Trust
Series 2018-B1, Class D, 2.75%, 1/15/2051‡(f)	975	892
Series 2019-B11, Class D, 3.00%, 5/15/2052‡(f)	4,000	3,701
BX Commercial Mortgage Trust
Series 2020-BXLP, Class F, 12/15/2029(f)(l)	925	928
Series 2018-IND, Class E, 3.38%, 11/15/2035‡(f)(l)	455	457
Series 2018-BIOA, Class D, 3.00%, 3/15/2037‡(f)(l)	6,000	6,009
BXMT Ltd.
Series 2017-FL1, Class B, 3.17%, 6/15/2035‡(f)(l)	3,000	3,000
Series 2017-FL1, Class C, 3.62%, 6/15/2035‡(f)(l)	1,500	1,495
Series 2017-FL1, Class D, 4.37%, 6/15/2035‡(f)(l)	3,000	3,003
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class E, 3.83%, 12/15/2037‡(f)(l)	2,690	2,703
Series 2019-LIFE, Class G, 4.93%, 12/15/2037‡(f)(l)	2,420	2,440
CD Mortgage Trust Series 2017-CD5, Class D, 3.35%, 8/15/2050‡(f)	331	301
CFCRE Commercial Mortgage Trust Series 2016-C6, Class D, 4.36%, 11/10/2049‡(f)(l)	1,000	989

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Citigroup Commercial Mortgage Trust
Series 2019-SMRT, Class D, 4.90%, 1/10/2036‡(f)(l)	2,500	2,687
Series 2019-PRM, Class E, 4.89%, 5/10/2036‡(f)	2,750	2,863
Series 2015-P1, Class D, 3.23%, 9/15/2048‡(f)	2,500	2,386
Series 2016-C1, Class D, 5.12%, 5/10/2049‡(f)(l)	2,225	2,349
Series 2016-P6, Class D, 3.25%, 12/10/2049‡(f)	1,325	1,230
Series 2017-P7, Class B, 4.14%, 4/14/2050‡(l)	910	981
COMM Mortgage Trust Series 2020-CBM, Class F, 3.63%, 11/13/2039(f)(m)	2,750	2,664
Commercial Mortgage Trust
Series 2014-CR15, Class C, 4.90%, 2/10/2047‡(l)	3,375	3,664
Series 2014-CR19, Class D, 4.91%, 8/10/2047‡(f)(l)	1,250	1,287
Series 2014-UBS5, Class D, 3.50%, 9/10/2047(f)	3,100	2,727
Series 2014-CR20, Class D, 3.22%, 11/10/2047‡(f)	3,000	2,903
Series 2015-CR23, Class CMC, 3.81%, 5/10/2048‡(f)(l)	6,400	6,404
Series 2015-CR23, Class CME, 3.81%, 5/10/2048‡(f)(l)	4,036	4,035
Series 2015-LC21, Class D, 4.45%, 7/10/2048‡(l)	900	922
Series 2016-CR28, Class D, 4.05%, 2/10/2049‡(l)	2,350	2,418
Credit Suisse Commercial Mortgage Trust Series 2007-C1, Class AM, 5.42%, 2/15/2040	25	25
Credit Suisse Mortgage Capital Certificates Series 2019-ICE4, Class D, 3.28%, 5/15/2036‡(f)(l)	4,500	4,511
CSAIL Commercial Mortgage Trust
Series 2019-C15, Class C, 5.15%, 3/15/2052‡(l)	3,835	4,379
Series 2019-C16, Class C, 4.24%, 6/15/2052‡(l)	2,700	2,926
DBGS Mortgage Trust
Series 2018-5BP, Class D, 3.03%, 6/15/2033‡(f)(l)	7,000	6,988
Series 2018-BIOD, Class C, 2.63%, 5/15/2035‡(f)(l)	3,016	3,015
Series 2018-BIOD, Class D, 2.98%, 5/15/2035(f)(l)	6,033	6,033
Series 2019-1735, Class E, 4.33%, 4/10/2037‡(f)(l)	1,785	1,862
FHLMC, Multifamily Structured Pass-Through Certificates
Series K033, Class X1, IO, 0.41%, 7/25/2023(l)	109,338	1,069
Series KC03, Class X1, IO, 0.63%, 11/25/2024(l)	64,999	1,414
Series K734, Class X3, IO, 2.24%, 7/25/2026(l)	13,025	1,542
Series KC04, Class X1, IO, 1.41%, 12/25/2026(l)	15,000	966
Series K082, Class X3, IO, 2.29%, 10/25/2028(l)	11,750	1,883
Series K084, Class X3, IO, 2.31%, 11/25/2028(l)	6,000	976
Series K087, Class A2, 3.77%, 12/25/2028	6,000	6,853
Series KL05, Class A2HG, 2.65%, 2/25/2029(l)	3,750	3,960
Series K094, Class X1, IO, 1.02%, 6/25/2029(l)	39,349	2,818
Series K092, Class X3, IO, 2.32%, 7/25/2029(l)	21,150	3,671
Series K723, Class X3, IO, 1.98%, 10/25/2034(l)	6,552	418
Series K716, Class X3, IO, 1.86%, 8/25/2042(l)	15,656	393
Series K040, Class X3, IO, 2.10%, 11/25/2042(l)	21,000	1,785
Series K054, Class X3, IO, 1.65%, 4/25/2043(l)	17,000	1,439
Series K067, Class X3, IO, 2.19%, 9/25/2044(l)	34,106	4,723
Series K727, Class X3, IO, 2.07%, 10/25/2044(l)	33,818	2,848
Series K068, Class X3, IO, 2.13%, 10/25/2044(l)	11,050	1,487
Series K059, Class X3, IO, 1.98%, 11/25/2044(l)	24,693	2,782
Series K729, Class X3, IO, 2.04%, 11/25/2044(l)	37,637	3,201
Series K728, Class X3, IO, 2.02%, 11/25/2045(l)	8,120	656
Series K071, Class X3, IO, 2.08%, 11/25/2045(l)	5,000	676
Series K090, Class X3, IO, 2.39%, 2/25/2047(l)	1,750	314
Series K088, Class X3, IO, 2.42%, 2/25/2047(l)	11,130	1,973
Series K094, Class X3, IO, 2.20%, 7/25/2047(l)	14,206	2,350
Series K087, Class X3, IO, 2.39%, 1/25/2051(l)	18,300	3,117
FNMA ACES
Series 2019-M21, Class X2, IO, 1.47%, 2/25/2031(l)	6,551	739
Series 2019-M4, Class A2, 3.61%, 2/25/2031	15,070	17,033
Series 2016-M4, Class X2, IO, 2.71%, 1/25/2039(l)	17,680	1,358

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
FREMF
Series 2020-K737, Class B, 3.30%, 1/25/2053(f)(l)	1,000	1,015
Series 2020-K737, Class C, 3.30%, 1/25/2053(f)(l)	1,470	1,480
FREMF Mortgage Trust
Series 2015-KF09, Class B, 7.11%, 5/25/2022(f)(l)	111	113
Series 2015-KF10, Class B, 7.86%, 7/25/2022(f)(l)	405	423
Series 2017-KF31, Class B, 4.66%, 4/25/2024(f)(l)	1,611	1,628
Series 2017-KF32, Class B, 4.31%, 5/25/2024(f)(l)	2,806	2,838
Series 2017-KF38, Class B, 4.26%, 9/25/2024(f)(l)	1,515	1,522
Series 2018-K731, Class C, 4.06%, 2/25/2025(f)(l)	2,000	2,074
Series 2018-KF47, Class B, 3.76%, 5/25/2025(f)(l)	6,058	6,025
Series 2018-KF49, Class B, 3.66%, 6/25/2025(f)(l)	514	510
Series 2019-KF58, Class B, 3.91%, 1/25/2026(f)(l)	2,491	2,508
Series 2019-KC03, Class B, 4.51%, 1/25/2026(f)(l)	2,304	2,421
Series 2019-KF62, Class B, 3.81%, 4/25/2026(f)(l)	2,310	2,310
Series 2019-K736, Class C, 3.88%, 7/25/2026(f)(l)	475	490
Series 2017-KF33, Class B, 4.31%, 6/25/2027(f)(l)	745	755
Series 2017-KF40, Class B, 4.46%, 11/25/2027(f)(l)	2,000	2,019
Series 2018-KF43, Class B, 3.91%, 1/25/2028(f)(l)	3,033	3,031
Series 2018-KF50, Class B, 3.66%, 7/25/2028(f)(l)	749	747
Series 2018-K82, Class B, 4.27%, 9/25/2028(f)(l)	1,460	1,596
Series 2019-KF59, Class B, 4.11%, 2/25/2029(f)(l)	3,999	4,029
Series 2019-KF63, Class B, 4.11%, 5/25/2029(f)(l)	4,710	4,710
Series 2017-K67, Class C, 4.08%, 9/25/2049(f)(l)	730	769
Series 2017-K729, Class B, 3.80%, 11/25/2049(f)(l)	1,400	1,461
Series 2017-K65, Class B, 4.21%, 7/25/2050(f)(l)	5,365	5,783
Series 2017-K71, Class B, 3.88%, 11/25/2050(f)(l)	1,280	1,362
Series 2019-K87, Class B, 4.47%, 1/25/2051(f)(l)	3,600	4,005
Series 2019-K87, Class C, 4.47%, 1/25/2051(f)(l)	2,000	2,132
Series 2018-K74, Class B, 4.23%, 2/25/2051(f)(l)	2,445	2,673
Series 2018-K75, Class B, 4.11%, 4/25/2051(f)(l)	1,235	1,337
Series 2019-K103, Class C, 3.57%, 12/25/2051(f)(l)	400	398
Series 2019-K88, Class C, 4.53%, 2/25/2052(f)(l)	3,750	4,044
Series 2019-K94, Class C, 4.10%, 7/25/2052(f)(l)	2,000	2,095
GNMA
Series 2012-44, IO, 0.40%, 3/16/2049(l)	13,724	146
Series 2015-86, IO, 0.75%, 5/16/2052(l)	26,281	1,205
Series 2013-7, IO, 0.35%, 5/16/2053(l)	71,294	1,555
Series 2012-89, IO, 0.67%, 12/16/2053(l)	14,879	322
Series 2014-186, IO, 0.76%, 8/16/2054(l)	24,233	1,031
Series 2013-178, IO, 0.64%, 6/16/2055(l)	6,335	179
Series 2015-33, IO, 0.74%, 2/16/2056(l)	16,994	792
Series 2015-59, IO, 0.99%, 6/16/2056(l)	6,512	354
Series 2015-172, IO, 0.84%, 3/16/2057(l)	5,732	289
Series 2016-40, IO, 0.72%, 7/16/2057(l)	19,629	937
Series 2016-157, IO, 0.95%, 11/16/2057(l)	21,739	1,564
Series 2016-71, Class QI, IO, 0.97%, 11/16/2057(l)	120,509	8,178
Series 2016-155, IO, 0.88%, 2/16/2058(l)	34,723	2,522
Series 2016-151, IO, 1.09%, 6/16/2058(l)	82,463	6,198
Series 2017-54, IO, 0.65%, 12/16/2058(l)	16,640	941
Series 2017-86, IO, 0.77%, 5/16/2059(l)	5,191	316
Series 2017-148, IO, 0.66%, 7/16/2059(l)	19,668	1,070
Series 2017-69, IO, 0.80%, 7/16/2059(l)	2,866	184
Series 2019-53, Class IA, IO, 0.85%, 6/16/2061(l)	20,952	1,660
GRACE Mortgage Trust Series 2014-GRCE, Class F, 3.71%, 6/10/2028‡(f)(l)	4,700	4,727
GS Mortgage Securities Trust
Series 2006-GG8, Class AJ, 5.62%, 11/10/2039	1,773	1,369
Series 2013-GC12, Class E, 3.25%, 6/10/2046‡(f)	800	677
Series 2013-GC12, Class D, 4.59%, 6/10/2046‡(f)(l)	750	755

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Series 2013-GC14, Class D, 4.90%, 8/10/2046‡(f)(l)	2,500	2,602
Series 2015-GC32, Class C, 4.56%, 7/10/2048‡(l)	5,275	5,673
Series 2015-GC34, Class D, 2.98%, 10/10/2048‡	1,380	1,266
Series 2017-GS5, Class D, 3.51%, 3/10/2050‡(f)(l)	2,000	1,933
Hudson Yards Mortgage Trust Series 2019-30HY, Class E, 3.56%, 7/10/2039‡(f)(l)	2,000	2,019
JPMBB Commercial Mortgage Securities Trust Series 2013-C17, Class D, 5.05%, 1/15/2047(f)(l)	1,250	1,342
KNDL Mortgage Trust Series 2019-KNSQ, Class E, 3.48%, 5/15/2036‡(f)(l)	2,040	2,030
LB Commercial Mortgage Trust Series 2007-C3, Class AJ, 6.11%, 7/15/2044(l)	342	342
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AJ, 5.45%, 9/15/2039‡(l)	4,115	2,191
Series 2007-C6, Class AJ, 6.47%, 7/15/2040(l)	4,175	4,195
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C5, Class G, 4.50%, 8/15/2045‡(f)	1,500	1,519
Series 2014-C15, Class D, 5.07%, 4/15/2047‡(f)(l)	365	383
Series 2014-C17, Class D, 4.90%, 8/15/2047(f)(l)	601	621
Morgan Stanley Capital I Trust
Series 2018-MP, Class D, 4.42%, 7/11/2040‡(f)(l)	730	784
Series 2006-T23, Class D, 6.37%, 8/12/2041‡(f)(l)	1,873	1,907
Series 2007-T27, Class C, 6.14%, 6/11/2042‡(f)(l)	2,000	2,070
Series 2007-HQ11, Class B, 5.54%, 2/12/2044‡(l)	132	132
Series 2006-HQ8, Class D, 5.79%, 3/12/2044‡(l)	250	253
Series 2019-L2, Class D, 3.00%, 3/15/2052‡(f)	4,075	3,823
Series 2019-L2, Class E, 3.00%, 3/15/2052‡(f)	2,575	2,258
Multifamily Connecticut Avenue Securities Trust Series 2019-01, Class M7, 3.36%, 10/15/2049‡(f)(l)	599	602
Velocity Commercial Capital Loan Trust
Series 2018-2, Class A, 4.05%, 10/26/2048(f)(l)	6,723	6,878
Series 2018-2, Class M2, 4.51%, 10/26/2048‡(f)(l)	319	325
Series 2018-2, Class M3, 4.72%, 10/26/2048‡(f)(l)	458	468
Wells Fargo Commercial Mortgage Trust
Series 2019-C50, Class E, 3.00%, 5/15/2052(f)	2,000	1,758
Series 2019-C52, Class XA, IO, 1.77%, 8/15/2052(l)	3,990	477
WFRBS Commercial Mortgage Trust Series 2014-C22, Class D, 4.05%, 9/15/2057‡(f)(l)	3,005	2,567

		336,062

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $332,383)		339,066

LOAN ASSIGNMENTS — 2.3%(n)
Canada — 0.1%
1011778 BC ULC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 1.75%), 3.40%, 11/19/2026(e)	1,279	1,277
Concordia Healthcare Corp., Initial Dollar Term Loan (ICE LIBOR USD 3 Month + 5.50%), 7.45%, 9/6/2024(e)	5,574	5,249
Kronos Acquisition Intermediate Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 5.65%, 5/15/2023(e)	375	370

		6,896

France — 0.0%(c)
Altice France SA, 1st Lien Term Loan B-13 (ICE LIBOR USD 1 Month + 4.00%), 5.68%, 8/14/2026(e)	2,722	2,717

United States — 2.2%
Acadia Healthcare Co., Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 4.15%, 2/16/2023(e)	846	848
Access Information, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.75%), 5.53%, 2/27/2025(e)	342	342
Adient US LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 6.18%, 5/6/2024(e)	349	349

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Advanced Drainage Systems, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 4.06%, 7/31/2026(e)	364	366
AES Corp., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 1.75%), 3.66%, 5/31/2022(e)	94	94
Albany Molecular Research, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 4.90%, 8/30/2024(e)	692	687
Albertson’s LLC, 1st Lien Term Loan B-8 (ICE LIBOR USD 1 Month + 2.75%), 4.40%, 8/17/2026(e)	2,011	2,011
Aleris International, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.75%), 6.40%, 2/27/2023(e)	493	492
Allied Universal Holdco LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.25%), 5.90%, 7/10/2026(e)	338	340
Altice Financing SA, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 4.43%, 7/15/2025(e)	905	892
AMC Entertainment Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 4.65%, 4/22/2026(e)	672	672
American Airlines, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 3.68%, 12/14/2023(e)	669	668
American Axle & Manufacturing, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 3.92%, 4/6/2024(e)	1,608	1,602
API Group Corp., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.50%), 4.30%, 10/1/2026(e)	671	673
Ascend Learning LLC, Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 4.65%, 7/12/2024(e)	339	341
Asurion LLC, 2nd Lien Term Loan (ICE LIBOR USD 1 Month + 6.50%), 8.15%, 8/4/2025(e)	261	265
Asurion LLC, Term Loan B-7 (ICE LIBOR USD 1 Month + 3.00%), 4.65%, 11/3/2024(e)	248	248
Avaya, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 5.93%, 12/15/2024(e)	2,116	2,069
Axalta Coating Systems US Holdings, Inc., Term Loan B (ICE LIBOR USD 3 Month + 1.75%), 3.70%, 6/1/2024(e)	2,193	2,190
B&G Foods, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 4.15%, 10/10/2026(e)	267	268
Barracuda Networks, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 4.91%, 2/12/2025(e)	335	336
Berry Global, Inc., 1st Lien Term Loan W (ICE LIBOR USD 1 Month + 2.00%), 3.68%, 10/1/2022(e)	750	753
BJ’s Wholesale Club, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.25%), 4.43%, 2/3/2024(e)	349	350
Blackstone CQP Holdco LP, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 5.41%, 9/30/2024(e)	651	651
BMC Software Finance, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 5.90%, 10/2/2025(e)	356	350
Bombardier Recreational Products, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 3.65%, 5/23/2025(e)	539	539
Brookfield WEC Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.00%), 4.65%, 8/1/2025(e)	610	611
Buckeye Partners LP, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 4.53%, 11/1/2026(e)(o)	2,765	2,787
Bway Holding Co., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.25%), 5.08%, 4/3/2024(e)	6,065	6,015
California Resources Corp., Senior Secured First Out (ICE LIBOR USD 1 Month + 4.75%), 6.40%, 12/31/2022(e)	11,561	10,430

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Calpine Construction Finance Co. LP, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.00%), 3.65%, 1/15/2025(e)	1,008	1,009
Carroll County Energy LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 5.45%, 2/16/2026(e)	852	853
CBS Radio, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 4.16%, 11/18/2024(e)	299	301
CCM Merger Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 3.90%, 8/6/2021(e)	1,963	1,965
Centurylink, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 4.55%, 1/31/2025(e)	159	159
CEOC LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 3.65%, 10/7/2024(e)	807	807
Charter Communications Operating LLC, 1st Lien Term Loan B2 (ICE LIBOR USD 1 Month + 1.75%), 3.55%, 2/1/2027(e)	1,985	1,992
Chemours Co. (The), Term Loan B (ICE LIBOR USD 1 Month + 1.75%), 3.40%, 4/3/2025(e)	1,068	1,026
CHG Healthcare Services, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 4.65%, 6/7/2023(e)	1,011	1,015
Cincinnati Bell, Inc., Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.90%, 10/2/2024(e)	3,463	3,499
Cineworld Finance US, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 3.90%, 2/28/2025(e)	543	538
CITGO Holding, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 7.00%), 8.65%, 8/1/2023(e)	333	339
CityCenter Holdings LLC, Term B Loan (ICE LIBOR USD 1 Month + 2.25%), 3.90%, 4/18/2024(e)	1,010	1,010
Claire’s Stores, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 6.50%), 9.19%, 10/12/2038‡(e)(p)	945	1,653
Clear Channel Outdoor Holdings Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 5.15%, 8/21/2026(e)	2,369	2,376
Clover Merger Sub, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.50%), 5.15%, 9/26/2024(e)	734	699
Club Corp Holdings, Inc., Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 4.70%, 9/18/2024(e)	380	360
CommScope, Inc., 1st Lien Term Loan B-2 (ICE LIBOR USD 1 Month + 3.25%), 4.90%, 4/6/2026(e)	1,421	1,419
Cortes NP Acquisition Corp., Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 5.65%, 11/30/2023(e)	6,274	6,263
CPV Shore Holdings LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 5.40%, 12/29/2025(e)	331	334
CSC Holdings LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.25%), 3.93%, 7/17/2025(e)	2,050	2,051
CSC Holdings LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 3.93%, 1/15/2026(e)	2,484	2,487
Cumulus Media New Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 5.40%, 3/31/2026(e)	1,097	1,104
CVS Holdings I LP, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.25%), 5.90%, 7/31/2026(e)	326	327
CVS Holdings I LP, Delayed Draw Term Loan (3-MONTH UNFND + 2.13%), 1.26%, 8/31/2026(e)	17	17
Dawn Acquisition LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.75%), 5.70%, 12/31/2025(e)	507	483
Dell International LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 3.65%, 9/19/2025(e)	468	470
Delta 2 SARL, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 4.15%, 2/1/2024(e)	467	466

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Diamond Sports Group LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.91%, 8/24/2026(e)	628	627
Digicert, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.00%), 5.65%, 10/16/2026(e)	339	339
Dole Food Co., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 4.40%, 4/6/2024(e)(o)	3,787	3,779
Dun & Bradstreet Corp. (The), 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 5.00%), 6.66%, 2/6/2026(e)	335	337
Edgewater Generation LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 5.40%, 12/13/2025(e)	423	414
EG Group Ltd., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 5.96%, 2/7/2025(e)	308	307
EIF Channelview Cogeneration LLC, Term Loan (ICE LIBOR USD 1 Month + 4.25%), 5.90%, 5/3/2025(e)	308	309
Endo Pharmaceuticals, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 5.94%, 4/29/2024(e)	432	416
Ensemble RCM, LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.75%), 5.66%, 8/3/2026(e)	775	777
Envision Healthcare Corp., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 5.40%, 10/10/2025(e)	832	698
Epic Crude Services LP, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 5.00%), 7.04%, 3/2/2026(e)	11,565	11,170
Equinox Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.00%), 4.65%, 3/8/2024(e)	672	670
ESH Hospitality, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 3.65%, 9/18/2026(e)	676	679
Euro Garages Finco Ltd., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 5.96%, 2/7/2025(e)	207	206
Exela Intermediate LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 6.50%), 8.38%, 7/12/2023(e)	574	245
ExGen Renewables IV LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.00%), 4.91%, 11/28/2024(e)	719	716
FGI Operating Co. LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 10.00%), 11.95%, 5/16/2022‡(e)(i)	195	190
FGI Operating Co. LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 4.25%, 12/31/2100(e)(k)	792	–	(d)
Flex Acquisition Co., Inc., Term Loan ((ICE LIBOR USD 1 Month + 5.25%; ICE LIBOR USD 3 Month + 5.25%)), 4.91%, 12/29/2023(e)	492	485
Frontera Generation Holdings LLC, 1st Lien Senior Secured Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 5.92%, 5/2/2025(e)	390	333
Gates Global LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 4.40%, 4/1/2024(e)	5,398	5,385
Gateway Casinos & Entertainment Ltd., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.00%), 4.95%, 12/1/2023(e)	2,291	2,294
Genesee & Wyoming, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 2.00%), 3.91%, 12/30/2026(e)	262	263
Getty Images, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.50%), 6.19%, 2/19/2026(e)	3,393	3,361
GGP, Inc., 1st Lien Term Loan B REIT, (ICE LIBOR USD 1 Month + 2.50%), 4.15%, 8/27/2025(e)	1,364	1,356
Go Daddy Group, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 1.75%), 3.40%, 2/15/2024(e)(o)	1,266	1,267
Golden Nugget, Inc., 1st Lien Term Loan B ((ICE LIBOR USD 1 Month + 6.00%; ICE LIBOR USD 3 Month + 6.00%)), 4.40%, 10/4/2023(e)	8,040	8,051

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
GoodRx, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 4.40%, 10/10/2025(e)	674	676
Gray Television, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 4.28%, 1/2/2026(e)	862	865
Greeneden US Holdings II LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.90%, 12/1/2023(e)	1,366	1,366
Grizzly Acquisitions Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 5.16%, 10/1/2025(e)	319	317
Gulf Finance LLC, 1st Lien Term Loan B ((ICE LIBOR USD 1 Month + 2.25%; ICE LIBOR USD 3 Month + 2.25%)), 7.10%, 8/25/2023(e)	3,050	2,372
Hanjin International Corp., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.50%), 4.15%, 10/19/2020(e)	676	674
Hargray Communications Group, Inc., Senior Secured Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 4.65%, 5/16/2024(e)	1,216	1,218
Hearthside Group Holdings LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.69%), 5.33%, 5/23/2025(e)	506	500
Hertz Corp. (The), 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 4.40%, 6/30/2023(e)	669	672
Hillman Group, Inc., Initial Term Loan (ICE LIBOR USD 1 Month + 4.00%), 5.65%, 5/16/2025(e)	434	426
Hostess Brands LLC, 1st Lien Term Loan ((ICE LIBOR USD 2 Month + 2.75%; ICE LIBOR USD 3 Month + 2.75%)), 3.99%, 8/3/2025(e)	547	547
Hoya Midco LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.50%), 5.15%, 6/30/2024(e)	694	689
HUB International Ltd., 1st Lien Term Loan B ((ICE LIBOR USD 1 Month + 2.75%; ICE LIBOR USD 3 Month + 2.75%)), 4.55%, 4/25/2025(e)	980	977
iHeart Communications, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 2.50%), 2.50%, 5/1/2026(e)(o)	4,715	4,719
iHeartCommunications, Inc., Exit Term Loan (ICE LIBOR USD 1 Month + 4.00%), 5.78%, 5/1/2026(e)(o)	3,837	3,840
II-VI, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 5.15%, 5/8/2026(e)	8,858	8,913
Ineos Enterprises Group Ltd., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 5.91%, 8/28/2026(e)	660	664
Infor US, Inc., Tranche B-6 Term Loan (ICE LIBOR USD 3 Month + 2.75%), 4.70%, 2/1/2022(e)	1,310	1,311
Intelsat Jackson Holdings, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.75%), 5.68%, 11/27/2023(e)(o)	2,707	2,695
Invenergy LLC, Term Loan (ICE LIBOR USD 1 Month + 3.50%), 5.15%, 8/28/2025(e)	326	329
IRB Holding Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 4.38%, 2/5/2025(e)	1,342	1,344
Iridium Communications, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 5.40%, 11/4/2026(e)	200	201
JBS USA LUX SA, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 3.80%, 5/1/2026(e)	3,684	3,700
KDC US Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 4.25%, 12/31/2100(e)(o)	770	768
Kestrel Acquisition LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 5.90%, 6/2/2025(e)	964	848
Lifepoint Health, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 5.55%, 11/16/2025(e)(o)	306	307

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Lightstone Holdco LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 5.40%, 1/30/2024(e)	792	741
Lightstone Holdco LLC, 1st Lien Term Loan C (ICE LIBOR USD 1 Month + 3.75%), 5.40%, 1/30/2024(e)	45	42
MacDonald Dettwiler and Associates Ltd., Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 4.40%, 10/4/2024(e)	609	586
Medallion Midland Acquisition LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.90%, 10/30/2024(e)	355	349
Meredith Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 4.40%, 1/31/2025(e)	1,400	1,407
Midcontinent Communications., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 3.91%, 8/15/2026(e)	351	353
Misys, Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 5.28%, 6/13/2024(e)	348	344
Moda Midstream LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.90%, 9/29/2025(e)	336	337
Momentive Performance, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.90%, 5/15/2024(e)	683	684
Moran Foods LLC, 1st Lien Bridge Loan (ICE LIBOR USD 3 Month + 8.00%), 9.50%, 12/31/2100‡(e)(o)	2,405	2,405
Moran Foods LLC, Term Loan B (ICE LIBOR USD 1 Month + 6.75%), 8.85%, 12/5/2023(e)	8,512	1,702
MultiPlan, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 4.70%, 6/7/2023(e)	9,984	9,802
NAI Entertainment Holdings LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 4.15%, 5/8/2025(e)	336	336
Navistar International, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 5.17%, 11/6/2024(e)	2,741	2,743
Neiman Marcus Group Ltd. LLC, Term Loan (ICE LIBOR USD 1 Month + 6.50%), 8.23%, 10/25/2023(e)(i)	7,275	6,075
Nestle Skin Health SA, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 6.20%, 10/1/2026(e)(o)	6,625	6,649
Nielsen Finance LLC, 1st Lien Term Loan B-4 (ICE LIBOR USD 1 Month + 2.00%), 3.70%, 10/4/2023(e)	472	472
Numericable US LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.69%), 5.36%, 1/31/2026(e)	893	889
NVA Holdings, Inc., 1st Lien Term Loan B (3-MONTH PRIME + 1.75%), 6.50%, 2/2/2025(e)	1,477	1,475
NVA Holdings, Inc., 1st Lien Term Loan B-3 (3-MONTH PRIME + 2.50%), 7.25%, 2/2/2025(e)	249	249
Oryx Midstream Services LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 5.65%, 5/22/2026(e)	359	350
Pearl Intermediate Parent LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 4.90%, 2/14/2025(e)	910	903
Pelican Products, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 5.17%, 5/1/2025(e)	357	339
Pelican Products, Inc., 2nd Lien Term Loan (ICE LIBOR USD 1 Month + 7.75%), 9.42%, 5/1/2026(e)	592	563
PetSmart, Inc., Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 5.67%, 3/11/2022(e)	6,002	5,984
Pike Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.90%, 7/24/2026(e)	727	731
Plantronics, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.50%), 4.15%, 7/2/2025(e)	5,186	4,974

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Prestige Brands, Inc., 1st Lien Term Loan B-4 (ICE LIBOR USD 1 Month + 2.00%), 3.65%, 1/26/2024(e)	958	963
Prime Security Services Borrower LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 5.01%, 9/23/2026(e)	1,396	1,396
Project Boost Purchaser LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 5.15%, 6/1/2026(e)	409	410
Pure Fishing, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.50%), 6.15%, 12/22/2025(e)(o)	10,472	9,778
Qlik Technologies, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 5.38%, 4/26/2024(e)	348	348
Quest Software US Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.25%), 6.03%, 5/16/2025(e)	545	544
Quidditch Acquisition, Inc., 1st Lien Cov-Lite Term Loan (ICE LIBOR USD 1 Month + 7.00%), 8.65%, 3/21/2025(e)	148	149
Rackspace Hosting, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.00%), 4.90%, 11/3/2023(e)	597	573
Red Ventures LLC, Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 4.16%, 11/8/2024(e)	337	336
Refinitiv US Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 5.05%, 10/1/2025(e)	1,693	1,709
Reynolds Group Holdings, Inc., Term Loan (ICE LIBOR USD 1 Month + 2.75%), 4.40%, 2/5/2023(e)	3,237	3,240
Ring Container Technologies LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 4.40%, 10/31/2024(e)	338	338
Samsonite IP Holdings SARL, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 1.75%), 3.40%, 4/25/2025(e)	411	409
Scientific Games International, Inc., 1st Lien Term Loan B-5 (ICE LIBOR USD 1 Month + 2.75%), 4.40%, 8/14/2024(e)	5,584	5,564
Securus Technologies Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.50%), 6.15%, 11/1/2024(e)	2,397	1,846
Securus Technologies Holdings, Inc., 2nd Lien Term Loan (ICE LIBOR USD 1 Month + 8.25%), 9.90%, 11/1/2025(e)	361	166
Shutterfly, Inc., 1st Lien Term Loan B ((ICE LIBOR USD 1 Month + 2.75%; ICE LIBOR USD 3 Month + 2.75%)), 7.90%, 9/25/2026(e)	2,342	2,209
Sound Inpatient Physicians Holdings LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 4.40%, 6/27/2025(e)	402	403
Sprint Communications, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 4.19%, 2/2/2024(e)	3,214	3,141
St George’s University Scholastic Services LLC, Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 5.15%, 7/17/2025(e)	1,113	1,122
Staples, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 5.00%), 6.78%, 4/16/2026(e)	1,393	1,366
Star Merger Sub Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 4.00%, 2/6/2026(e)(o)	150	151
Steinway Musical Instruments, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 5.42%, 2/14/2025(e)	6,715	6,698
Summit Materials LLC, Term Loan (ICE LIBOR USD 1 Month + 2.00%), 3.65%, 11/21/2024(e)	470	471
Syniverse Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 5.00%), 6.87%, 3/9/2023(e)	3,121	2,848
Tenneco, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 4.65%, 12/31/2100(e)(o)	53	52

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Tennessee Merger Sub, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 4.40%, 2/6/2024(e)	973	776
Titan Acquisition Ltd., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 4.65%, 3/28/2025(e)	6,883	6,734
Tivity Health, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 5.25%), 6.90%, 3/6/2026(e)	336	336
Trans Union LLC, 1st Lien Term Loan B-5 (ICE LIBOR USD 1 Month + 1.75%), 3.40%, 11/16/2026(e)	653	655
Transdigm Group, Inc., 1st Lien Term Loan E (ICE LIBOR USD 1 Month + 2.50%), 4.15%, 5/30/2025(e)	1,091	1,090
TransDigm Group, Inc., 1st Lien Term Loan F (ICE LIBOR USD 1 Month + 2.50%), 4.15%, 6/9/2023(e)	1,782	1,780
TransDigm Group, Inc., Term Loan G (ICE LIBOR USD 1 Month + 2.50%), 4.15%, 8/22/2024(e)	828	827
Trinseo Materials Operating SCA, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 3.65%, 9/6/2024(e)	344	344
Tronox Finance LLC, 1st Lien Term Loan B ((ICE LIBOR USD 2 Month + 4.25%; ICE LIBOR USD 3 Month + 4.25%)), 4.52%, 9/23/2024(e)	450	450
UFC Holdings LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 4.90%, 4/29/2026(e)	3,055	3,062
Ultra Resources, Inc., Term Loan (ICE LIBOR USD 1 Month + 4.00%), 5.65%, 4/12/2024(e)(i)	6,622	3,856
United Natural Foods, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 5.90%, 10/22/2025(e)	2,753	2,461
Univision Communications, Inc., 1st Lien Term Loan C-5 (ICE LIBOR USD 1 Month + 2.75%), 4.40%, 3/15/2024(e)	491	485
US Renal Care, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 5.00%), 6.65%, 6/26/2026(e)(o)	3,164	3,134
USI, Inc., Term Loan (ICE LIBOR USD 3 Month + 3.00%), 4.95%, 5/16/2024(e)	550	548
Valeant Pharmaceuticals International, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 4.67%, 6/2/2025(e)	14,112	14,161
VeriFone Systems, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.00%), 5.90%, 8/20/2025(e)	354	349
VICI Properties 1 LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 1.75%), 3.41%, 12/20/2024(e)(o)	410	410
Viskase Cos., Inc., Initial Term Loan (ICE LIBOR USD 3 Month + 3.25%), 5.20%, 1/30/2021(e)	2,587	2,478
Web.Com Group, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 5.41%, 10/10/2025(e)	485	484
WestJet Airlines Ltd., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.00%), 4.68%, 12/11/2026(e)	1,160	1,166
Whataburger, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.98%, 8/2/2026(e)	259	260
Windstream Corp., 1st Lien Term Loan B (1-MONTH PRIME + 5.00%), 9.75%, 3/29/2021(e)(o)	1,385	1,340
WIRB-Copernicus Group, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 5.87%, 1/8/2027(e)	560	563
WMG Acquisition Corp., 1st Lien Term Loan F (ICE LIBOR USD 1 Month + 2.13%), 3.77%, 11/1/2023(e)	2,020	2,027
XPO Logistics, Inc., Term Loan (ICE LIBOR USD 1 Month + 2.00%), 3.65%, 2/24/2025(e)	625	626
Zekelman Industries, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 2.25%), 3.91%, 1/17/2027(e)(o)	420	420

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount (000)	Value (000)
Zodiac Pool Solutions LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.25%), 4.05%, 7/2/2025(e)		403	403

			307,812

TOTAL LOAN ASSIGNMENTS (Cost $327,236)			317,425

CONVERTIBLE BONDS — 1.4%
Australia — 0.0%(c)
DEXUS Finance Pty. Ltd. REIT, 2.30%, 6/19/2026(b)	AUD	2,900	2,032

Bermuda — 0.0%(c)
Golar LNG Ltd. 2.75%, 2/15/2022		1,886	1,624

China — 0.2%
China Conch Venture Holdings International Ltd. 9/5/2023(b)	HKD	15,000	2,137
CRRC Corp. Ltd. 2/5/2021(b)		2,000	1,941
Harvest International Co. 11/21/2022(b)	HKD	26,000	3,480
Huazhu Group Ltd. 0.38%, 11/1/2022		1,288	1,359
Lenovo Group Ltd. 3.38%, 1/24/2024(b)		1,270	1,388
Momo, Inc. 1.25%, 7/1/2025		3,345	3,075
Trip.com Group Ltd.
1.00%, 7/1/2020		4,005	3,956
1.99%, 7/1/2025		2,425	2,502
Weibo Corp. 1.25%, 11/15/2022		2,660	2,530
Zhongsheng Group Holdings Ltd. 5/23/2023(b)	HKD	21,000	3,091

			25,459

France — 0.0%(c)
Orpar SA 6/20/2024(b)	EUR	3,400	3,821

Mexico — 0.0%(c)
Cemex SAB de CV 3.72%, 3/15/2020		1,274	1,276

Singapore — 0.1%
CapitaLand Ltd.
1.85%, 6/19/2020(b)	SGD	7,000	5,117
2.95%, 6/20/2022(b)	SGD	5,000	3,687

			8,804

South Africa — 0.0%(c)
Remgro Jersey GBP Ltd. 2.63%, 3/22/2021(b)	GBP	2,800	3,673

Spain — 0.1%
Cellnex Telecom SA 0.50%, 7/5/2028(b)	EUR	3,300	4,481

Switzerland — 0.0%(c)
Glencore Funding LLC 3/27/2025(b)		3,000	2,597

United Arab Emirates — 0.1%
Borr Drilling Ltd. 3.88%, 5/23/2023(b)		3,000	2,251
DP World plc 1.75%, 6/19/2024(b)		6,400	6,366
NMC Health Jersey Ltd. 1.88%, 4/30/2025(b)		1,000	818

			9,435

United Kingdom — 0.0%(c)
Barclays Bank plc 2/4/2025		1,975	2,091
TechnipFMC plc 0.88%, 1/25/2021(b)	EUR	1,700	1,895

			3,986

United States — 0.9%
Ares Capital Corp.
3.75%, 2/1/2022		4,716	4,815
4.63%, 3/1/2024		2,550	2,706
BlackRock Capital Investment Corp. 5.00%, 6/15/2022		2,580	2,599
BlackRock TCP Capital Corp. 4.63%, 3/1/2022		2,536	2,615
BofA Finance LLC 0.25%, 5/1/2023		2,670	2,818
Colony Capital, Inc.
REIT, 3.88%, 1/15/2021		1,455	1,455
REIT, 5.00%, 4/15/2023		3,721	3,707
DISH Network Corp.
2.38%, 3/15/2024		9,116	8,370
3.38%, 8/15/2026		2,415	2,344
Ensco Jersey Finance Ltd. 3.00%, 1/31/2024		6,158	3,972
Etsy, Inc. 0.13%, 10/1/2026(f)		3,070	2,868
FireEye, Inc. Series B, 1.63%, 6/1/2035		6,958	6,723
Hercules Capital, Inc. 4.38%, 2/1/2022		3,031	3,111
Liberty Interactive LLC
4.00%, 11/15/2029		6,966	4,911
3.75%, 2/15/2030		320	224
1.75%, 9/30/2046(f)		2,426	3,796
Live Nation Entertainment, Inc. 2.00%, 2/15/2025(f)		2,800	2,827
Macquarie Infrastructure Corp. 2.00%, 10/1/2023		4,269	4,093

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Meritor, Inc. 3.25%, 10/15/2037	1,220	1,265
MFA Financial, Inc. REIT, 6.25%, 6/15/2024	3,869	4,079
MongoDB, Inc. 0.25%, 1/15/2026(f)	2,000	2,156
Nabors Industries, Inc. 0.75%, 1/15/2024	1,435	991
Oasis Petroleum, Inc. 2.63%, 9/15/2023	865	608
Okta, Inc. 0.13%, 9/1/2025(f)	5,019	5,074
Pluralsight, Inc. 0.38%, 3/1/2024(f)	4,910	4,411
Redwood Trust, Inc. REIT, 4.75%, 8/15/2023	2,632	2,736
RWT Holdings, Inc. 5.75%, 10/1/2025(f)	1,340	1,402
Snap, Inc. 0.75%, 8/1/2026(f)	1,920	2,137
Spirit Realty Capital, Inc. REIT, 3.75%, 5/15/2021	3,821	4,009
Starwood Property Trust, Inc. REIT, 4.38%, 4/1/2023	3,788	3,966
SunPower Corp. 0.88%, 6/1/2021	3,183	3,027
Supernus Pharmaceuticals, Inc. 0.63%, 4/1/2023	2,705	2,459
TPG Specialty Lending, Inc. 4.50%, 8/1/2022	959	1,029
Twitter, Inc.
1.00%, 9/15/2021	4,079	3,984
0.25%, 6/15/2024	3,146	3,090
Veeco Instruments, Inc. 2.70%, 1/15/2023	3,193	2,980
VEREIT, Inc. REIT, 3.75%, 12/15/2020	2,552	2,577
Vishay Intertechnology, Inc. 2.25%, 6/15/2025	3,329	3,306
Vonage Holdings Corp. 1.75%, 6/1/2024(f)	3,248	3,081
Whiting Petroleum Corp. 1.25%, 4/1/2020	3,000	2,966
Zillow Group, Inc. 1.50%, 7/1/2023	2,913	2,851

		128,138

TOTAL CONVERTIBLE BONDS (Cost $196,129)		195,326

	Shares (000)
PREFERRED STOCKS — 0.7%
United States — 0.7%
Allstate Corp. (The), 5.10%, 0 (25 par value)(q)	49	1,299
Bank of America Corp.,
Series GG, 6.00%, 5/16/2023 (25 par value)(q)	154	4,263
Series HH, 5.88%, 7/24/2023 (25 par value)(q)	109	3,010
Series HH, 5.88%, 7/24/2023 (25 par value)(q)	12	330
Series KK, 5.38%, 6/25/2024 (25 par value)(q)	49	1,322
Series LL, 5.00%, 9/17/2024 (25 par value)(q)	49	1,296
Claire’s Stores, Inc. *‡	3	4,786
Dominion Energy, Inc.,
Series A, 7.25%, 6/1/2022 (100 par value)	42	4,563
Series A, 5.25%, 7/30/2076 (25 par value)	51	1,332
Energy Transfer Operating LP, Series E, (ICE LIBOR USD 3 Month + 5.16%), 7.60%, 5/15/2024 (25 par value)(e)(q)	304	7,657
GMAC Capital Trust I, Series 2, (ICE LIBOR USD 3 Month + 5.79%), 7.69%, 2/15/2040 (25 par value)(e)	12	320
Goldman Sachs Group, Inc. (The), Series J, (ICE LIBOR USD 3 Month + 3.64%), 5.50%, 5/10/2023 (25 par value)(e)(q)	71	1,899
Goodman Networks, Inc. *‡	64	1
MetLife, Inc., Series F, 4.75%, 3/15/2025 (25 par value)*(q)	64	1,637
Morgan Stanley,
Series I, (ICE LIBOR USD 3 Month + 3.71%), 6.38%, 10/15/2024 (25 par value)(e)(q)	197	5,674
Series K, (ICE LIBOR USD 3 Month + 3.49%), 5.85%, 4/15/2027 (25 par value)(e)(q)	407	11,699
MYT Holding Co., 10.00%, 6/7/2029*(f)	2,731	2,485
NextEra Energy Capital Holdings, Inc., Series N, 5.65%, 3/1/2079 (25 par value)	115	3,170
Regions Financial Corp., Series C, (ICE LIBOR USD 3 Month + 3.15%), 5.70%, 5/15/2029 (25 par value)(e)(q)	60	1,722
SCE Trust II, 5.10%, 3/15/2018 (25 par value)(q)	150	3,738
SCE Trust VI, 5.00%, 6/26/2022 (25 par value)(q)	182	4,350
Sempra Energy, 5.75%, 7/1/2079 (25 par value)	18	476
Southern Co. (The), Series 2020, 4.95%, 1/30/2080 (25 par value)*	160	4,078

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares (000)		Value (000)
State Street Corp.,
Series D, (ICE LIBOR USD 3 Month + 3.11%), 5.90%, 3/15/2024 (25 par value)(e)(q)	166		4,670
Series G, (ICE LIBOR USD 3 Month + 3.71%), 5.35%, 3/15/2026 (25 par value)(e)(q)	43		1,229
Truist Financial Corp., Series F, 5.20%, 3/1/2020 (25 par value)(q)	285		7,275
US Bancorp, Series K, 5.50%, 10/15/2023 (25 par value)(q)	150		4,186
Wells Fargo & Co.,
Series Y, 5.63%, 6/15/2022 (25 par value)(q)	187		4,967
Series Z, 4.75%, 3/15/2025 (25 par value)*(q)	105		2,639

TOTAL PREFERRED STOCKS (Cost $86,408)			96,073

CONVERTIBLE PREFERRED STOCKS — 0.5%
United States — 0.5%
AMG Capital Trust II 5.15%, 10/15/2037 (50 par value)	86		4,028
Aqua America, Inc. 6.00%, 4/30/2022 (50 par value)*	34		2,321
Bank of America Corp. Series L, 7.25% (1,000 par value)	9		14,725
Becton Dickinson and Co. Series A, 6.13%, 5/1/2020 (50 par value)	98		6,412
Broadcom, Inc. Series A, 8.00%, 9/30/2022 (1,000 par value)	4		4,775
Bunge Ltd. 4.88% (100 par value)	40		4,140
Crown Castle International Corp. Series A, REIT, 6.88%, 8/1/2020 (1,000 par value)	4		5,181
Energizer Holdings, Inc. Series A, 7.50%, 1/15/2022 (100 par value)	26		2,606
International Flavors & Fragrances, Inc. 6.00%, 9/15/2021 (50 par value)	88		4,270
NextEra Energy, Inc. 4.87%, 9/1/2022 (50 par value)	105		5,727
Sempra Energy Series B, 6.75%, 7/15/2021 (100 par value)	33		4,157
Stanley Black & Decker, Inc. 5.38%, 5/15/2020 (100 par value)	39		4,077
Wells Fargo & Co. Series L, 7.50% (1,000 par value)	10		15,961

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $69,832)			78,380

	Principal Amount (000)
U.S. TREASURY OBLIGATIONS — 0.4%
U.S. Treasury Notes 2.50%, 1/31/2021(r)(Cost $56,825)	56,317		56,863

U.S. GOVERNMENT AGENCY SECURITIES — 0.0%(c)
Israel — 0.0%(c)
Israel Government AID Bond
4.50%, 1/30/2043	2,323		2,876
4.13%, 1/17/2048	1,966		2,354

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $4,650)			5,230

	No. of Warrants (000)
WARRANTS — 0.0%(c)
United States — 0.0%(c)
iHeartMedia Capital I LLC expiring 5/2/2039, price 1.00 USD*‡	108		1,805
Jack Cooper Enterprises, Inc. expiring 10/29/2027, price 1.00 USD*‡	—	(d)	—

			1,805

TOTAL WARRANTS (Cost $1,929)			1,805

	Principal Amount (000)
SUPRANATIONAL — 0.0%(c)
Supranational — 0.0%(c)
African Export-Import Bank (The) 4.13%, 6/20/2024(b)(Cost $982)	1,000		1,052

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	No. of Rights (000)	Value (000)
RIGHTS — 0.0%(c)
United States — 0.0%(c)
Vistra Energy Corp., expiring 12/31/2049*‡ (Cost $—)	483	507

	Shares (000)
SHORT-TERM INVESTMENTS — 4.6%
CERTIFICATES OF DEPOSIT — 0.0%(c)
Agricultural Bank of China Ltd. 2.30%, 4/8/2020	2,776	2,779
China Construction Bank Corp. 2.18%, 4/7/2020	1,515	1,516
Natixis SA 1.93%, 11/13/2020	2,360	2,363

TOTAL CERTIFICATES OF DEPOSIT (Cost $6,651)		6,658

	Principal Amount (000)
COMMERCIAL PAPER — 0.1%
BAT International Finance plc 2.28%, 3/13/2020(f)(s)	1,000	998
Brookfield US Holdings, Inc. 1.75%, 2/14/2020(f)(s)	1,000	999
Eni Finance USA, Inc. 2.05%, 2/18/2020(f)(s)	1,750	1,748
Entergy Corp. 2.02%, 3/10/2020(f)(s)	1,000	998
General Electric Co. 2.09%, 3/9/2020(s)	1,000	998
Natwest Markets Securities, Inc. 1.96%, 7/29/2020(f)(s)	1,250	1,238
Public Service Enterprise Group, Inc. 1.97%, 2/24/2020(f)(s)	1,000	999

TOTAL COMMERCIAL PAPER (Cost $7,977)		7,978

	Shares (000)
INVESTMENT COMPANIES — 2.9%
JPMorgan Prime Money Market Fund Class Institutional Shares, 1.67%(t)(u)(Cost $334,556)	334,456	334,590
JPMorgan Prime Money Market Fund Class IM Shares, 1.71%(t)(u)(Cost $69,591)	69,570	69,605

TOTAL INVESTMENT COMPANIES (Cost $404,147)		404,195

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 1.6%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 1.80%(t)(u)	198,981	199,021
JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.53%(t)(u)	23,750	23,750

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $222,753)		222,771

TOTAL SHORT-TERM INVESTMENTS (Cost $641,528)		641,602

Total Investments — 101.4% (Cost $13,172,980)		14,244,844
Liabilities in Excess of Other Assets — (1.4)%		(197,626)

Net Assets — 100.0%		14,047,218

Percentages indicated are based on net assets.

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Summary of Investments by Industry, January 31, 2020

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Equity Real Estate Investment Trusts (REITs)	7.5%
Banks	6.7
Collateralized Mortgage Obligations	5.9
Mortgage-Backed Securities	5.7
Oil, Gas & Consumable Fuels	5.0
Asset-Backed Securities	4.1
Diversified Telecommunication Services	3.9
Pharmaceuticals	3.7
Media	3.4
Electric Utilities	3.2
Insurance	2.9
Capital Markets	2.7
Health Care Providers & Services	2.5
Foreign Government Securities	2.5
Commercial Mortgage-Backed Securities	2.4
Hotels, Restaurants & Leisure	2.1
Semiconductors & Semiconductor Equipment	1.8
Wireless Telecommunication Services	1.6
IT Services	1.3
Multi-Utilities	1.3
Beverages	1.3
Chemicals	1.2
Metals & Mining	1.1
Food Products	1.0
Auto Components	1.0
Specialty Retail	1.0
Others (each less than 1.0%)	18.7
Short-Term Investments	4.5

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Abbreviations

ABS	Asset-backed securities
ACES	Alternative Credit Enhancement Securities
ADR	American Depositary Receipt
AUD	Australian Dollar
CIFC	Commercial Industrial Finance Corp.
CJSC	Closed Joint Stock Company
CLO	Collateralized Loan Obligations
CSMC	Credit Suisse Mortgage Trust
CVA	Dutch Certification
DOP	Dominican Republic Peso
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GBP	British Pound
GDR	Global Depositary Receipt
GMAC	General Motors Acceptance Corp.
GNMA	Government National Mortgage Association
HKD	Hong Kong Dollar
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of January 31, 2020. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
OYJ	Public Limited Company
PEN	Peruvian Nuevo Sol
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
RTS	Russian Trading System
SCA	Limited partnership with share capital
SGD	Singapore Dollar
SGPS	Holding company
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(a)	The security or a portion of this security is on loan at January 31, 2020. The total value of securities on loan at January 31, 2020 is approximately $213,752,000.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Amount rounds to less than one thousand.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of January 31, 2020.
(f)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(g)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of January 31, 2020.
(h)	Security is an interest bearing note with preferred security characteristics.
(i)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(j)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of January 31, 2020.
(k)	Defaulted security.
(l)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of January 31, 2020.
(m)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(n)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(o)	All or a portion of this security is unsettled as of January 31, 2020. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(p)	Fund is subject to legal or contractual restrictions on the resale of the security.
(q)	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is in effect as of January 31, 2020.
(r)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(s)	The rate shown is the effective yield as of January 31, 2020.
(t)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(u)	The rate shown is the current yield as of January 31, 2020.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Futures contracts outstanding as of January 31, 2020 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	136	03/2020	EUR	5,469	(193)
FTSE 100 Index	19	03/2020	GBP	1,805	(77)
S&P 500 E-Mini Index	1,757	03/2020	USD	283,316	4,749
U.S. Treasury 10 Year Note	9,554	03/2020	USD	1,258,590	21,028

					25,507

Short Contracts
EURO STOXX 50 Index	(10,182)	03/2020	EUR	(409,472)	11,327
Foreign Exchange GBP/USD	(3,336)	03/2020	USD	(275,637)	(26)

					11,301

					36,808

Abbreviations

EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
USD	United States Dollar

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Futures contracts are generally valued on the basis of available market quotations.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at January 31, 2020.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$111,665	$—	$111,665
Austria	1,353	19,526	—	20,879
Belgium	9,393	23,054	—	32,447
Cayman Islands	—	—	22	22
China	—	192,997	—	192,997
Czech Republic	—	9,325	—	9,325
Finland	7,699	24,526	—	32,225
France	12,722	269,436	—	282,158
Germany	7,580	162,420	—	170,000
Hong Kong	—	71,759	—	71,759
Hungary	—	19,080	—	19,080
India	41,148	13,457	—	54,605
Indonesia	—	28,984	—	28,984
Ireland	—	5,182	—	5,182
Italy	772	89,610	—	90,382
Japan	34,346	140,376	—	174,722
Macau	—	12,062	—	12,062
Netherlands	4,885	44,952	—	49,837
New Zealand	—	4,856	1,488	6,344
Norway	—	30,467	—	30,467
Portugal	—	10,570	—	10,570
Russia	28,155	34,484	—	62,639
Saudi Arabia	—	15,420	—	15,420
Singapore	917	34,973	—	35,890
South Africa	16,747	24,663	—	41,410
South Korea	5,249	49,866	—	55,115
Spain	1,812	129,434	—	131,246
Sweden	4,638	51,809	—	56,447
Switzerland	—	171,016	—	171,016
Taiwan	107,471	76,399	—	183,870
Thailand	2,765	8,868	—	11,633
Turkey	—	2,770	—	2,770
United Arab Emirates	—	4,614	—	4,614
United Kingdom	61,519	246,942	—	308,461
United States	2,584,386	6,073	2,726	2,593,185
Other Common Stocks	237,269	—	—	237,269

Total Common Stocks	3,170,826	2,141,635	4,236	5,316,697

Convertible Preferred Stocks
United States	74,352	4,028	—	78,380
Preferred Stocks
United States	88,801	2,485	4,787	96,073
Asset-Backed Securities
Cayman Islands	—	2,367	11,151	13,518
United States	—	231,633	340,123	571,756

Total Asset-Backed Securities	—	234,000	351,274	585,274

Collateralized Mortgage Obligations
Bermuda	—	—	6,724	6,724
United States	—	685,582	146,388	831,970

Total Collateralized Mortgage Obligations	—	685,582	153,112	838,694

Commercial Mortgage-Backed Securities
Cayman Islands	—	—	3,004	3,004

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
United States	$—	$199,549	$136,513	$336,062

Total Commercial Mortgage-Backed Securities	—	199,549	139,517	339,066

Convertible Bonds	—	195,326	—	195,326
Corporate Bonds
United States	—	3,810,379	3	3,810,382
Other Corporate Bonds	—	797,730	—	797,730

Total Corporate Bonds	—	4,608,109	3	4,608,112

Loan Assignments
United States	—	303,564	4,248	307,812
Other Loan Assignments	—	9,613	—	9,613

Total Loan Assignments	—	313,177	4,248	317,425

Foreign Government Securities	—	350,240	—	350,240
Mortgage-Backed Securities	—	812,498	—	812,498
U.S. Government Agency Securities	—	5,230	—	5,230
U.S. Treasury Obligations	—	56,863	—	56,863
Supranational	—	1,052	—	1,052
Rights	—	—	507	507
Warrants	—	—	1,805	1,805
Short-Term Investments
Certificates of Deposit	—	6,658	—	6,658
Commercial Paper	—	7,978	—	7,978
Investment Companies	404,195	—	—	404,195
Investment of cash collateral from securities loaned	222,771	—	—	222,771

Total Short-Term Investments	626,966	14,636	—	641,602

Total Investments in Securities	$3,960,945	$9,624,410	$659,489	$14,244,844

Appreciation in Other Financial Instruments
Futures Contracts	$25,777	$11,327	$—	$37,104

Depreciation in Other Financial Instruments
Futures Contracts	$(26)	$(270)	$—	$(296)

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

	Balance as of October 31, 2019	Realized gain (loss)		Change in unrealized appreciation (depreciation)	Net accretion (amortization)		Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of January 31, 2020
Investments in Securities
Asset-Backed Securities — Cayman Islands	$10,743	$—		$408	$—	(a)	$—	—	$—	$—	$11,151
Asset-Backed Securities — United States	357,064	107		(1,179)	249		12,310	(43,999)	21,926	(6,355)	340,123
Collateralized Mortgage Obligations — Bermuda	6,680	—		44	—		—	—	—	—	6,724
Collateralized Mortgage Obligations — United States	104,140	—	(a)	741	3		26,261	(5,228)	38,084	(17,613)	146,388
Commercial Mortgage-Backed Securities — Cayman Islands	2,992	—		12	—		—	—	—	—	3,004
Commercial Mortgage-Backed Securities — United States	139,275	105		585	17		3,669	(6,592)	12,772	(13,318)	136,513
Common Stocks — Cayman Islands	25	—		(3)	—		—	—	—	—	22
Common Stocks — New Zealand	1,488	—		—	—		—	—	—	—	1,488
Common Stocks — United States	3,022	—		(296)	—		—	—	—	—	2,726
Corporate Bonds — United States	11	—	(a)	(8)	—		—	— (a)	—	—	3
Loan Assignments — United States	1,842	—		(2)	—		2,408	—	—	—	4,248
Preferred Stocks — United States	4,230	—		557	—		—	—	—	—	4,787
Rights — United States	432	—		75	—		—	—	—	—	507
Warrants — United States	1,482	—		323	—		—	—	—	—	1,805

Total	$633,426	$212		$1,257	$269		$44,648	$(55,819)	$72,782	$(37,286)	$659,489

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than one thousand.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at January 31, 2020, which were valued using significant unobservable inputs (level 3) amounted to approximately $1,757,000.

Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the period ended January 31, 2020.

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at January 31, 2020		Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$—	(b)	Market Comparable Companies	EBITDA Multiple (c)	5.0x (5.0x)
				Liquidity Discount	30.00% (30.00%)

Common Stock	—	(b)

	1		Market Comparable Companies	EBITDA Multiple (c)	5.0x (5.0x)
				Liquidity Discount	30.00% (30.00%)

Preferred Stock	1

	—	(d)	Pending Distribution	Discount for Potential Outcome (e)	100.00% (100.00%)
Corporate Bond	—	(d)

	340,120		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 48.00% (12.39%)

				Constant Default Rate	0.00% - 9.40% (1.87%)
				Yield (Discount Rate of Cash Flows)	1.87% - 51.14% (3.32%)

Asset-Backed Securities	340,120

	149,105		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 25.00% (17.88%)
				Constant Default Rate	0.00% - 4.00% (0.08%)
				Yield (Discount Rate of Cash Flows)	2.41% - 5.39% (3.75%)

Collateralized Mortgage Obligations	149,105

	129,016		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (4.28%)
				Yield (Discount Rate of Cash Flows)	-46.68% - 199.00% (6.21%)

Commercial Mortgage-Backed Securities	129,016

	—	(d)	Terms of Exchange Offer	Expected Recovery	0.00% (0.00%)

Warrants	—	(d)

	2,600		Pending Distribution	Expected Recovery	100.00% (100.00%)

Loan Assignments	2,600

Total	$620,842

#

The table above does not include certain level 3 investments that are valued by brokers and pricing services. At January 31, 2020, the value of these investments was approximately $38,647,000. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Senior-ranking securities in the issuing entity capital structure result in this security being valued at zero.
(c)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(d)	Value is zero.
(e)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

For the period ended January 31, 2020
Security Description	Value at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2020	Shares at January 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 1.71%(a)(b)	$83,862	$185,459	$199,722	$1	$5	$69,605	69,570	$354	$—
JPMorgan Prime Money Market Fund Class Institutional Shares, 1.67%(a)(b)	607,894	679,264	952,553	14	(29)	334,590	334,456	1,975	—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 1.80%(a)(b)	—	306,000	107,000	2	19	199,021	198,981	850	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.53%(a)(b)	—	178,585	154,835	—	—	23,750	23,750	122	—

Total	$691,756	$1,349,308	$1,414,110	$17	$(5)	$626,966		$3,301	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2020.